UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6200

Schwab Investments

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Investments

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

Item 1.	Schedule of Investments.

Schwab Investments
Schwab Short-Term Bond Market Fund™
Portfolio Holdings  as of May 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
66.7%	U.S. Government and Government Agencies	256,893,730	258,207,539
7.5%	Foreign Securities	28,846,480	29,057,933
24.9%	Corporate Bonds	95,717,910	96,356,108
0.3%	Municipal Bonds	880,600	886,146
0.3%	Other Investment Company	1,167,978	1,167,978
99.7%	Total Investments	383,506,698	385,675,704
0.3%	Other Assets and Liabilities, Net		1,280,622
100.0%	Net Assets		386,956,326

Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Government and Government Agencies 66.7% of net assets
U.S. Government Agency Securities 6.9%
Fannie Mae
0.63%, 08/26/16	2,350,000	2,355,269
0.88%, 10/26/17	1,500,000	1,501,200
1.13%, 03/28/18 (b)	575,000	575,041
1.13%, 05/25/18 (b)	1,000,000	997,056
1.75%, 06/20/19	1,000,000	1,012,858
1.75%, 09/12/19	1,250,000	1,268,931
1.55%, 10/29/19 (b)	1,100,000	1,098,631
1.75%, 11/26/19	1,300,000	1,315,508
Federal Home Loan Bank
0.38%, 06/24/16	1,150,000	1,149,987
0.50%, 09/28/16	2,000,000	2,000,462
4.88%, 05/17/17	1,500,000	1,622,809
1.00%, 06/21/17	1,000,000	1,007,072
1.25%, 06/23/17 (b)	1,000,000	1,005,653
1.63%, 06/14/19	400,000	405,669
Freddie Mac
2.00%, 08/25/16	2,000,000	2,038,294
0.88%, 02/22/17	2,250,000	2,259,639
1.00%, 06/29/17	1,750,000	1,761,807
1.00%, 09/29/17	1,000,000	1,004,122
1.03%, 11/28/17 (b)	975,000	974,616
1.75%, 05/30/19	1,500,000	1,524,435
		26,879,059
Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Treasury Obligations 59.8%
U.S. Treasury Notes
0.50%, 06/15/16	1,000,000	1,001,875
0.50%, 06/30/16	3,500,000	3,506,016
1.50%, 06/30/16	5,000,000	5,062,500
3.25%, 06/30/16	1,450,000	1,495,539
0.50%, 07/31/16	1,750,000	1,752,872
1.50%, 07/31/16	1,100,000	1,114,523
4.88%, 08/15/16	1,750,000	1,844,609
3.00%, 08/31/16	1,000,000	1,032,188
0.88%, 09/15/16	500,000	503,008
0.50%, 09/30/16	3,000,000	3,003,282
1.00%, 09/30/16	3,000,000	3,023,202
0.63%, 10/15/16	3,000,000	3,007,968
0.38%, 10/31/16	4,250,000	4,245,682
3.13%, 10/31/16	3,000,000	3,112,968
4.63%, 11/15/16	3,500,000	3,711,368
0.50%, 11/30/16	2,000,000	2,001,250
0.88%, 11/30/16	1,750,000	1,760,665
2.75%, 11/30/16	2,500,000	2,585,352
0.63%, 12/15/16	4,000,000	4,008,752
0.88%, 12/31/16	6,500,000	6,541,132
3.25%, 12/31/16	6,000,000	6,260,628
0.88%, 01/31/17	1,000,000	1,005,859
0.88%, 02/28/17	2,600,000	2,615,642
0.75%, 03/15/17	3,000,000	3,011,484
1.00%, 03/31/17	2,000,000	2,016,406
0.50%, 04/30/17	4,000,000	3,994,376
0.88%, 04/30/17	4,500,000	4,526,014
3.13%, 04/30/17	600,000	629,110
0.88%, 05/15/17	2,000,000	2,011,250
0.63%, 05/31/17	9,000,000	9,004,221
2.75%, 05/31/17	1,500,000	1,563,633
0.88%, 06/15/17	1,000,000	1,005,078
0.75%, 06/30/17	2,250,000	2,255,274
2.50%, 06/30/17	800,000	830,750
0.88%, 07/15/17	3,700,000	3,717,634
0.50%, 07/31/17	4,000,000	3,985,936
2.38%, 07/31/17	1,000,000	1,036,406
0.63%, 08/31/17	2,500,000	2,495,898
1.00%, 09/15/17	3,000,000	3,019,452
0.75%, 10/31/17	3,500,000	3,499,727
1.88%, 10/31/17	1,000,000	1,026,719
0.63%, 11/30/17	5,000,000	4,980,080
2.25%, 11/30/17	1,500,000	1,554,962
0.88%, 01/31/18	4,750,000	4,754,455
1.00%, 02/15/18	2,500,000	2,509,570
0.75%, 02/28/18	1,250,000	1,245,703
1.00%, 03/15/18	2,000,000	2,006,250
0.75%, 03/31/18	1,000,000	995,938
0.63%, 04/30/18	3,000,000	2,975,157
1.00%, 05/31/18	7,500,000	7,510,545
1.38%, 06/30/18	2,500,000	2,530,272
1.38%, 07/31/18	1,000,000	1,011,250
1.50%, 08/31/18	5,250,000	5,327,112
1.38%, 09/30/18	3,500,000	3,535,546
1.25%, 10/31/18	3,000,000	3,015,702
    1

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.25%, 11/30/18	3,000,000	3,014,064
1.38%, 12/31/18	4,000,000	4,032,812
1.50%, 01/31/19	4,500,000	4,554,139
1.50%, 02/28/19	5,500,000	5,562,733
1.63%, 03/31/19	4,000,000	4,061,248
1.63%, 04/30/19	3,500,000	3,552,500
1.50%, 05/31/19	6,750,000	6,813,281
1.63%, 06/30/19	2,250,000	2,280,411
1.63%, 08/31/19	3,000,000	3,037,500
1.75%, 09/30/19	6,000,000	6,101,718
1.25%, 10/31/19	1,000,000	995,391
1.50%, 10/31/19	1,300,000	1,307,313
1.50%, 11/30/19	4,250,000	4,271,913
1.63%, 12/31/19	4,750,000	4,796,018
1.38%, 02/29/20	6,700,000	6,682,205
1.38%, 03/31/20	3,000,000	2,989,923
1.38%, 04/30/20	3,000,000	2,986,875
1.50%, 05/31/20	6,500,000	6,509,646
		231,328,480
Total U.S. Government and Government Agencies
(Cost $256,893,730)		258,207,539

Foreign Securities 7.5% of net assets
Foreign Agencies 2.6%
Austria 0.1%
Oesterreichische Kontrollbank AG
0.75%, 12/15/16	500,000	501,256
Brazil 0.1%
Petrobras Global Finance BV
3.00%, 01/15/19	500,000	468,725
Germany 1.2%
Kreditanstalt Fuer Wiederaufbau
4.88%, 01/17/17 (d)	2,200,000	2,350,638
0.88%, 12/15/17 (d)	500,000	499,531
4.50%, 07/16/18 (d)	1,000,000	1,103,952
1.88%, 04/01/19 (d)	300,000	306,568
Landwirtschaftliche Rentenbank
1.38%, 10/23/19 (d)	250,000	249,169
		4,509,858
Japan 0.4%
Japan Finance Corp.
2.25%, 07/13/16	250,000	254,355
1.75%, 11/13/18	100,000	101,037
2.13%, 02/07/19	1,000,000	1,024,425
Japan Finance Organization for Municipalities
5.00%, 05/16/17	200,000	215,561
		1,595,378
Mexico 0.3%
Pemex Project Funding Master Trust
5.75%, 03/01/18	750,000	826,875
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Petroleos Mexicanos
3.50%, 07/18/18	250,000	259,798
		1,086,673
Republic of Korea 0.3%
Export-Import Bank of Korea
4.00%, 01/11/17	300,000	312,933
The Korea Development Bank
3.50%, 08/22/17	600,000	625,673
2.25%, 05/18/20	250,000	251,021
		1,189,627
Sweden 0.2%
Svensk Exportkredit AB
1.75%, 05/30/17	150,000	152,663
1.13%, 04/05/18	450,000	450,475
		603,138
		9,954,655
Foreign Local Government 0.4%
Canada 0.4%
Province of Manitoba
1.13%, 06/01/18	150,000	149,833
Province of Nova Scotia
5.13%, 01/26/17	250,000	267,602
Province of Ontario
3.15%, 12/15/17	250,000	262,978
1.20%, 02/14/18	250,000	250,424
2.00%, 01/30/19	250,000	255,342
4.40%, 04/14/20	250,000	280,770
		1,466,949
Sovereign 1.1%
Brazil 0.1%
Federative Republic of Brazil
6.00%, 01/17/17	400,000	429,600
Colombia 0.2%
Republic of Colombia
7.38%, 01/27/17	300,000	329,250
11.75%, 02/25/20	250,000	343,750
		673,000
Italy 0.1%
Republic of Italy
5.38%, 06/12/17	500,000	540,114
Mexico 0.2%
United Mexican States
5.63%, 01/15/17	500,000	536,500
5.13%, 01/15/20	400,000	445,000
		981,500
2

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Panama 0.1%
Republic of Panama
5.20%, 01/30/20	200,000	222,000
Philippines 0.0%
Republic of the Philippines
8.38%, 06/17/19	100,000	124,750
Republic of Korea 0.1%
Republic of Korea
5.13%, 12/07/16	250,000	266,450
South Africa 0.1%
Republic of South Africa
6.88%, 05/27/19	200,000	230,400
Turkey 0.2%
Turkey Government International Bond
7.00%, 09/26/16	150,000	161,475
7.00%, 03/11/19	650,000	738,562
		900,037
		4,367,851
Supranational* 3.4%
African Development Bank
0.88%, 05/15/17	300,000	300,691
1.63%, 10/02/18	350,000	355,037
Asian Development Bank
1.75%, 09/11/18	450,000	458,868
1.50%, 01/22/20	750,000	750,884
Corp. Andina de Fomento S.A.
5.75%, 01/12/17	100,000	107,415
Council of Europe Development Bank
1.50%, 02/22/17	400,000	405,416
European Bank for Reconstruction & Development
1.38%, 10/20/16	500,000	506,499
1.00%, 02/16/17	250,000	251,850
1.75%, 11/26/19	200,000	201,949
European Investment Bank
5.13%, 09/13/16	500,000	529,378
4.88%, 01/17/17	650,000	694,396
1.75%, 03/15/17	750,000	764,313
1.00%, 06/15/18	200,000	199,639
1.63%, 12/18/18	400,000	405,416
1.88%, 03/15/19	1,000,000	1,021,483
1.63%, 03/16/20	750,000	752,633
Inter-American Development Bank
1.13%, 03/15/17	500,000	503,813
0.88%, 03/15/18	700,000	698,106
1.75%, 08/24/18	250,000	254,723
1.75%, 10/15/19	300,000	304,252
International Bank for Reconstruction & Development
1.00%, 09/15/16	1,000,000	1,005,980
0.88%, 04/17/17	400,000	402,131
1.88%, 03/15/19	750,000	766,759
Security Rate, Maturity Date	Face Amount ($)	Value ($)
International Finance Corp.
2.13%, 11/17/17	650,000	669,188
1.75%, 09/04/18	200,000	202,475
1.75%, 09/16/19	250,000	252,261
Nordic Investment Bank
1.00%, 03/07/17	500,000	502,923
		13,268,478
Total Foreign Securities
(Cost $28,846,480)		29,057,933

Corporate Bonds 24.9% of net assets
Finance 10.8%
Banking 8.5%
Abbey National Treasury Services PLC
3.05%, 08/23/18	150,000	156,359
2.35%, 09/10/19	250,000	252,697
American Express Centurion Bank
6.00%, 09/13/17	250,000	275,312
American Express Credit Corp.
2.80%, 09/19/16	250,000	256,153
2.13%, 07/27/18	500,000	509,311
Bank of America Corp.
6.50%, 08/01/16	125,000	132,512
5.30%, 03/15/17	200,000	212,943
6.00%, 09/01/17	600,000	655,822
5.75%, 12/01/17	1,000,000	1,097,521
6.88%, 04/25/18	1,000,000	1,139,834
2.65%, 04/01/19	500,000	509,608
2.25%, 04/21/20	500,000	494,981
Bank of Montreal
2.38%, 01/25/19 (b)	500,000	509,902
Barclays Bank PLC
2.50%, 02/20/19	500,000	509,632
BB&T Corp.
4.90%, 06/30/17	250,000	266,488
6.85%, 04/30/19	300,000	353,791
BNP Paribas S.A.
2.45%, 03/17/19	250,000	254,686
BPCE S.A.
2.25%, 01/27/20	1,000,000	1,004,881
Capital One Bank USA NA
1.20%, 02/13/17 (b)	500,000	498,470
2.25%, 02/13/19 (b)	500,000	500,889
2.40%, 09/05/19 (b)	250,000	250,450
Capital One Financial Corp.
6.75%, 09/15/17	200,000	223,538
Citigroup, Inc.
4.45%, 01/10/17	900,000	944,180
6.00%, 08/15/17	500,000	547,436
2.50%, 07/29/19	500,000	504,742
2.40%, 02/18/20	300,000	299,806
Credit Suisse USA, Inc.
1.38%, 05/26/17	350,000	350,354
2.30%, 05/28/19	650,000	654,344
Deutsche Bank AG
1.35%, 05/30/17	250,000	249,349
Fifth Third Bank
2.38%, 04/25/19 (b)	500,000	507,137
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	252,386
    3

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
HSBC USA, Inc.
1.63%, 01/16/18	200,000	200,859
JPMorgan Chase & Co.
2.00%, 08/15/17	750,000	759,658
6.00%, 01/15/18	400,000	444,732
2.25%, 01/23/20 (b)	500,000	497,717
KeyBank NA
1.10%, 11/25/16 (b)	250,000	250,335
Lloyds Bank PLC
4.20%, 03/28/17	300,000	316,407
2.30%, 11/27/18	200,000	203,110
2.35%, 09/05/19	500,000	504,664
Manufacturers & Traders Trust Co.
2.30%, 01/30/19 (b)	250,000	253,316
Morgan Stanley
5.75%, 10/18/16	1,000,000	1,062,302
6.25%, 08/28/17	1,000,000	1,100,941
2.38%, 07/23/19	200,000	201,184
5.63%, 09/23/19	250,000	282,957
2.65%, 01/27/20	400,000	404,470
PNC Bank NA
2.20%, 01/28/19 (b)	250,000	252,799
PNC Funding Corp.
2.70%, 09/19/16 (b)	750,000	765,097
Rabobank Nederland
3.38%, 01/19/17	150,000	155,778
Regions Financial Corp.
2.00%, 05/15/18 (b)	300,000	300,281
Royal Bank of Canada
2.15%, 03/15/19	500,000	506,232
Sumitomo Mitsui Banking Corp.
1.80%, 07/18/17	250,000	252,541
2.45%, 01/10/19	250,000	254,815
Svenska Handelsbanken AB
2.88%, 04/04/17	300,000	309,578
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	500,000	509,096
The Bank of Nova Scotia
1.38%, 07/15/16	500,000	503,942
1.45%, 04/25/18	250,000	250,197
The Bear Stearns Cos. LLC
5.55%, 01/22/17	500,000	532,739
6.40%, 10/02/17	750,000	832,868
The Goldman Sachs Group, Inc.
5.95%, 01/18/18	500,000	552,861
6.15%, 04/01/18	1,400,000	1,563,135
2.63%, 01/31/19	500,000	509,913
2.60%, 04/23/20 (b)	250,000	250,964
The Toronto-Dominion Bank
2.63%, 09/10/18	500,000	518,654
2.13%, 07/02/19	250,000	252,598
UBS AG
5.88%, 12/20/17	175,000	193,469
5.75%, 04/25/18	100,000	111,459
2.38%, 08/14/19	300,000	302,159
Wells Fargo & Co.
1.40%, 09/08/17	500,000	501,911
5.63%, 12/11/17	1,000,000	1,105,574
Westpac Banking Corp.
2.25%, 01/17/19	600,000	609,967
		32,756,793
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Brokerage 0.2%
Jefferies Group LLC
5.13%, 04/13/18	150,000	159,937
Nomura Holdings, Inc.
2.75%, 03/19/19	700,000	713,566
		873,503
Finance Company 0.7%
Air Lease Corp.
3.38%, 01/15/19 (b)	150,000	154,125
GATX Corp.
1.25%, 03/04/17	100,000	99,718
2.50%, 07/30/19	150,000	150,504
General Electric Capital Corp.
1.50%, 07/12/16	750,000	757,084
2.30%, 04/27/17	400,000	409,966
5.63%, 05/01/18	300,000	335,690
2.20%, 01/09/20 (b)	250,000	253,403
Synchrony Financial
3.00%, 08/15/19 (b)	500,000	509,634
		2,670,124
Insurance 0.9%
ACE INA Holdings, Inc.
5.70%, 02/15/17	350,000	377,449
American International Group, Inc.
5.85%, 01/16/18	300,000	332,598
2.30%, 07/16/19 (b)	100,000	100,773
Anthem, Inc.
2.25%, 08/15/19	200,000	200,522
Assurant, Inc.
2.50%, 03/15/18	150,000	152,561
Berkshire Hathaway Finance Corp.
2.00%, 08/15/18	500,000	511,216
Cigna Corp.
5.38%, 03/15/17	100,000	107,348
CNA Financial Corp.
6.50%, 08/15/16	150,000	159,397
Hartford Financial Services Group, Inc.
5.38%, 03/15/17	300,000	321,569
Lincoln National Corp.
7.00%, 05/17/66 (a)(b)	100,000	90,250
Marsh & McLennan Cos., Inc.
2.35%, 03/06/20 (b)	250,000	251,055
MetLife, Inc.
6.82%, 08/15/18	200,000	232,028
Prudential Financial, Inc.
6.00%, 12/01/17	150,000	166,805
The Chubb Corp.
6.38%, 03/29/67 (a)(b)	100,000	106,000
Voya Financial, Inc.
2.90%, 02/15/18	200,000	205,892
XLIT Ltd.
6.50%, 12/31/49 (a)(b)	100,000	86,400
		3,401,863
Real Estate Investment Trust 0.5%
Health Care REIT, Inc.
4.13%, 04/01/19 (b)	350,000	373,821
4

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
ProLogis LP
2.75%, 02/15/19 (b)	450,000	460,777
Simon Property Group LP
2.80%, 01/30/17 (b)	250,000	256,622
Ventas Realty LP
2.00%, 02/15/18 (b)	250,000	252,571
4.00%, 04/30/19 (b)	500,000	532,122
		1,875,913
		41,578,196
Industrial 12.9%
Basic Industry 0.9%
Agrium, Inc.
6.75%, 01/15/19	250,000	289,385
Airgas, Inc.
1.65%, 02/15/18 (b)	500,000	498,067
Barrick Gold Corp.
2.50%, 05/01/18	200,000	201,562
CF Industries Holdings, Inc.
6.88%, 05/01/18	100,000	113,574
Domtar Corp.
10.75%, 06/01/17	75,000	87,723
Eastman Chemical Co.
2.70%, 01/15/20 (b)	300,000	303,012
Glencore Canada Corp.
5.50%, 06/15/17	300,000	319,868
Goldcorp, Inc.
2.13%, 03/15/18	500,000	503,883
LyondellBasell Industries N.V.
5.00%, 04/15/19 (b)	300,000	329,224
Rio Tinto Finance (USA) PLC
2.00%, 03/22/17 (b)	300,000	304,004
2.25%, 12/14/18 (b)	200,000	202,245
Rock-Tenn Co.
4.45%, 03/01/19	200,000	213,901
The Dow Chemical Co.
5.70%, 05/15/18	101,000	112,801
Vale Overseas Ltd.
6.25%, 01/23/17	100,000	106,647
		3,585,896
Capital Goods 1.2%
Boeing Capital Corp.
2.13%, 08/15/16 (b)	300,000	305,073
Caterpillar Financial Services Corp.
1.25%, 11/06/17	200,000	200,796
2.10%, 06/09/19	500,000	506,385
Eaton Corp.
5.60%, 05/15/18	300,000	332,725
General Dynamics Corp.
2.25%, 07/15/16	100,000	101,982
General Electric Co.
5.25%, 12/06/17	750,000	823,794
Ingersoll-Rand Luxembourg Finance S.A.
2.63%, 05/01/20 (b)	100,000	100,637
John Deere Capital Corp.
5.50%, 04/13/17	150,000	162,696
1.55%, 12/15/17	300,000	302,738
1.95%, 12/13/18	250,000	253,790
L-3 Communications Corp.
3.95%, 11/15/16	200,000	206,670
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Lockheed Martin Corp.
2.13%, 09/15/16	100,000	101,684
Northrop Grumman Corp.
1.75%, 06/01/18	200,000	200,308
Owens Corning, Inc.
6.50%, 12/01/16	6,000	6,412
United Technologies Corp.
1.80%, 06/01/17	500,000	508,247
4.50%, 04/15/20	200,000	223,228
Waste Management, Inc.
6.10%, 03/15/18	150,000	168,312
		4,505,477
Communications 1.8%
America Movil, S.A.B. de CV
2.38%, 09/08/16	250,000	254,065
5.00%, 10/16/19	350,000	390,288
American Tower Corp.
3.40%, 02/15/19	350,000	361,632
AT&T, Inc.
2.40%, 08/15/16	200,000	202,962
1.40%, 12/01/17	200,000	199,814
5.50%, 02/01/18	250,000	275,110
2.38%, 11/27/18	150,000	152,253
2.45%, 06/23/20 (b)	300,000	297,519
British Telecommunications PLC
2.35%, 02/14/19	200,000	203,094
Comcast Corp.
6.30%, 11/15/17	500,000	560,952
DIRECTV Holdings LLC
2.40%, 03/15/17	500,000	507,679
5.20%, 03/15/20	250,000	278,999
5.00%, 03/01/21	150,000	165,389
Grupo Televisa S.A.B.
6.00%, 05/15/18	200,000	223,520
Orange S.A.
2.75%, 02/06/19	200,000	205,507
Qwest Corp.
6.50%, 06/01/17	200,000	216,924
Time Warner, Inc.
5.88%, 11/15/16	300,000	320,444
2.10%, 06/01/19	300,000	299,723
Verizon Communications, Inc.
2.50%, 09/15/16	200,000	203,523
2.00%, 11/01/16	200,000	202,857
2.55%, 06/19/19	700,000	714,749
Viacom, Inc.
2.50%, 12/15/16	150,000	152,993
2.20%, 04/01/19	300,000	299,293
2.75%, 12/15/19 (b)	300,000	303,594
		6,992,883
Consumer Cyclical 1.6%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (b)(c)	250,000	249,534
Amazon.com, Inc.
1.20%, 11/29/17	100,000	100,041
2.60%, 12/05/19 (b)	250,000	254,785
American Honda Finance Corp.
1.13%, 10/07/16	350,000	351,831
CVS Health Corp.
2.25%, 08/12/19 (b)	500,000	504,032
    5

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
eBay, Inc.
1.35%, 07/15/17	150,000	150,068
Ford Motor Credit Co. LLC
6.63%, 08/15/17	500,000	552,328
2.15%, 01/09/18	250,000	252,708
5.00%, 05/15/18	500,000	542,277
2.46%, 03/27/20	250,000	248,474
Lowe's Cos., Inc.
1.63%, 04/15/17 (b)	200,000	202,708
Macy's Retail Holdings, Inc.
7.45%, 07/15/17	250,000	281,245
McDonald's Corp.
5.30%, 03/15/17	250,000	268,612
Nordstrom, Inc.
6.25%, 01/15/18	200,000	224,136
Starbucks Corp.
2.00%, 12/05/18 (b)	250,000	254,601
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/18	150,000	168,556
Target Corp.
2.30%, 06/26/19	500,000	509,866
Toyota Motor Credit Corp.
2.05%, 01/12/17	250,000	255,334
1.38%, 01/10/18	200,000	200,934
2.10%, 01/17/19	250,000	253,195
Wal-Mart Stores, Inc.
5.38%, 04/05/17	200,000	216,771
1.13%, 04/11/18	150,000	149,865
		6,191,901
Consumer Non-Cyclical 3.3%
AbbVie, Inc.
1.75%, 11/06/17	500,000	502,094
Actavis Funding SCS
3.00%, 03/12/20 (b)	300,000	304,897
Altria Group, Inc.
2.63%, 01/14/20 (b)	500,000	504,275
Amgen, Inc.
2.13%, 05/15/17	300,000	305,080
Anheuser-Busch InBev Finance, Inc.
1.13%, 01/27/17	250,000	252,097
2.15%, 02/01/19	200,000	202,295
Bunge Ltd Finance Corp.
3.20%, 06/15/17	250,000	256,991
Cardinal Health, Inc.
1.90%, 06/15/17	350,000	354,743
2.40%, 11/15/19	250,000	251,428
Celgene Corp.
2.30%, 08/15/18	500,000	508,797
2.25%, 05/15/19	500,000	504,832
Colgate-Palmolive Co.
2.63%, 05/01/17	150,000	155,201
Diageo Capital PLC
1.50%, 05/11/17	400,000	403,614
1.13%, 04/29/18	300,000	298,532
Dr. Pepper Snapple Group, Inc.
2.60%, 01/15/19	500,000	510,337
Eli Lilly & Co.
1.25%, 03/01/18	250,000	250,558
Express Scripts Holding Co.
2.65%, 02/15/17	700,000	716,390
Security Rate, Maturity Date	Face Amount ($)	Value ($)
General Mills, Inc.
5.70%, 02/15/17	100,000	107,715
5.65%, 02/15/19	100,000	112,783
Gilead Sciences, Inc.
3.05%, 12/01/16	250,000	257,534
2.05%, 04/01/19	300,000	304,048
Kimberly-Clark Corp.
1.90%, 05/22/19	300,000	301,669
Kraft Foods Group, Inc.
2.25%, 06/05/17	200,000	203,278
Lorillard Tobacco Co.
2.30%, 08/21/17	100,000	101,161
Mattel, Inc.
2.50%, 11/01/16	100,000	101,611
McKesson Corp.
5.70%, 03/01/17	150,000	161,471
2.28%, 03/15/19	200,000	201,516
Merck & Co., Inc.
1.30%, 05/18/18	350,000	351,044
Mondelez International, Inc.
2.25%, 02/01/19 (b)	200,000	202,588
Mylan, Inc.
1.35%, 11/29/16	500,000	499,830
Newell Rubbermaid, Inc.
2.05%, 12/01/17	100,000	101,052
PepsiCo, Inc.
1.25%, 08/13/17	100,000	100,317
2.25%, 01/07/19 (b)	250,000	254,888
1.85%, 04/30/20 (b)	250,000	248,611
Pfizer, Inc.
2.10%, 05/15/19	400,000	406,328
Philip Morris International, Inc.
1.13%, 08/21/17	150,000	150,301
5.65%, 05/16/18	250,000	279,878
Quest Diagnostics, Inc.
2.70%, 04/01/19	300,000	305,259
2.50%, 03/30/20 (b)	300,000	301,141
Sanofi
1.25%, 04/10/18	100,000	100,008
The Coca-Cola Co.
1.15%, 04/01/18	250,000	249,327
The Kroger Co.
2.30%, 01/15/19 (b)	100,000	101,226
The Procter & Gamble Co.
1.90%, 11/01/19	500,000	505,951
Tyson Foods, Inc.
2.65%, 08/15/19 (b)	300,000	305,827
Unilever Capital Corp.
0.85%, 08/02/17	100,000	99,972
Zimmer Holdings, Inc.
2.00%, 04/01/18	250,000	252,010
		12,950,505
Energy 2.3%
Anadarko Petroleum Corp.
5.95%, 09/15/16	500,000	530,058
Apache Corp.
1.75%, 04/15/17	100,000	100,747
BP Capital Markets PLC
1.85%, 05/05/17	150,000	152,257
1.38%, 05/10/18	300,000	299,509
2.32%, 02/13/20	500,000	503,676
6

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Canadian Natural Resources Ltd.
1.75%, 01/15/18	150,000	149,172
Chevron Corp.
1.72%, 06/24/18 (b)	100,000	101,049
ConocoPhillips
5.20%, 05/15/18	400,000	443,074
Devon Energy Corp.
2.25%, 12/15/18 (b)	200,000	202,147
Dominion Gas Holdings LLC
1.05%, 11/01/16	500,000	500,537
Encana Corp.
6.50%, 05/15/19	250,000	286,229
Energy Transfer Partners LP
6.13%, 02/15/17	200,000	214,663
6.70%, 07/01/18	350,000	397,039
Exxon Mobil Corp.
0.92%, 03/15/17	250,000	250,786
Halliburton Co.
6.15%, 09/15/19	150,000	174,593
Hess Corp.
1.30%, 06/15/17	250,000	248,614
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	150,000	165,234
2.65%, 02/01/19	300,000	300,159
Kinder Morgan, Inc.
7.25%, 06/01/18	500,000	565,837
Murphy Oil Corp.
2.50%, 12/01/17	200,000	200,852
Nabors Industries, Inc.
6.15%, 02/15/18	250,000	271,030
Noble Holding International Ltd.
4.00%, 03/16/18	100,000	102,793
Occidental Petroleum Corp.
1.50%, 02/15/18 (b)	300,000	300,180
Phillips 66 Partners LP
2.65%, 02/15/20 (b)	250,000	249,193
Shell International Finance BV
5.20%, 03/22/17	150,000	161,723
4.30%, 09/22/19	150,000	165,182
Suncor Energy, Inc.
6.10%, 06/01/18	500,000	560,815
Total Capital International S.A.
1.50%, 02/17/17	150,000	151,741
2.10%, 06/19/19	100,000	101,341
Valero Energy Corp.
6.13%, 06/15/17	200,000	218,822
9.38%, 03/15/19	350,000	436,409
Williams Partners LP
3.60%, 03/15/22 (b)	300,000	298,711
		8,804,172
Technology 1.5%
Apple, Inc.
1.00%, 05/03/18	350,000	347,033
Arrow Electronics, Inc.
3.00%, 03/01/18	500,000	511,836
Baidu, Inc.
3.25%, 08/06/18	200,000	207,273
Cisco Systems, Inc.
1.10%, 03/03/17	150,000	150,824
EMC Corp.
1.88%, 06/01/18	300,000	302,604
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fiserv, Inc.
6.80%, 11/20/17	400,000	457,345
2.70%, 06/01/20 (b)	500,000	502,196
Hewlett-Packard Co.
2.75%, 01/14/19	150,000	153,352
Intel Corp.
1.35%, 12/15/17	150,000	150,941
International Business Machines Corp.
1.88%, 05/15/19	200,000	201,949
KLA-Tencor Corp.
3.38%, 11/01/19 (b)	500,000	516,090
Lam Research Corp.
2.75%, 03/15/20 (b)	500,000	503,641
Microsoft Corp.
1.63%, 12/06/18	150,000	152,458
NetApp, Inc.
2.00%, 12/15/17	500,000	503,664
Oracle Corp.
1.20%, 10/15/17	250,000	250,856
2.25%, 10/08/19	250,000	253,692
Seagate HDD Cayman
3.75%, 11/15/18	400,000	418,625
Xerox Corp.
2.95%, 03/15/17	150,000	154,232
2.75%, 09/01/20	100,000	99,977
		5,838,588
Transportation 0.3%
Burlington Northern Santa Fe Corp.
5.75%, 03/15/18	300,000	335,298
Canadian National Railway Co.
1.45%, 12/15/16 (b)	150,000	151,548
CSX Corp.
5.60%, 05/01/17	100,000	108,470
Ryder System, Inc.
2.55%, 06/01/19 (b)	300,000	303,307
Southwest Airlines Co.
5.13%, 03/01/17	200,000	213,209
		1,111,832
		49,981,254
Utilities 1.2%
Electric 1.2%
American Electric Power Co., Inc.
1.65%, 12/15/17 (b)	400,000	401,121
Arizona Public Service Co.
2.20%, 01/15/20 (b)	100,000	100,758
CMS Energy Corp.
5.05%, 02/15/18	150,000	163,381
Commonwealth Edison Co.
2.15%, 01/15/19 (b)	500,000	508,301
Consumers Energy Co.
5.50%, 08/15/16	74,000	78,206
5.15%, 02/15/17	150,000	160,632
Dominion Resources, Inc.
2.50%, 12/01/19 (b)	300,000	303,713
Duke Energy Corp.
1.63%, 08/15/17	150,000	151,271
2.10%, 06/15/18 (b)	200,000	203,817
Duke Energy Ohio, Inc.
5.45%, 04/01/19	400,000	452,424
    7

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
MidAmerican Energy Co.
2.40%, 03/15/19 (b)	300,000	307,018
NextEra Energy Capital Holdings, Inc.
2.70%, 09/15/19 (b)	300,000	305,691
Oncor Electric Delivery Co., LLC
2.15%, 06/01/19 (b)	350,000	351,781
PPL Capital Funding, Inc.
1.90%, 06/01/18 (b)	100,000	100,291
Sempra Energy
2.40%, 03/15/20 (b)	250,000	251,726
Southern Power Co.
2.38%, 06/01/20 (b)	500,000	502,329
The Dayton Power & Light Co.
1.88%, 09/15/16	300,000	302,979
		4,645,439
Natural Gas 0.0%
ONE Gas, Inc.
2.07%, 02/01/19 (b)	150,000	151,219
		4,796,658
Total Corporate Bonds
(Cost $95,717,910)		96,356,108

Municipal Bonds 0.3% of net assets
Fixed-Rate Obligations 0.3%
California
GO Bonds Series 2010
6.20%, 03/01/19	540,000	623,943
Illinois
GO Bonds Series 2011
5.37%, 03/01/17	250,000	262,203
Total Municipal Bonds
(Cost $880,600)		886,146
Security	Number of Shares	Value ($)
Other Investment Company 0.3% of net assets
Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	1,167,978	1,167,978
Total Other Investment Company
(Cost $1,167,978)		1,167,978

End of Investments.

At 05/31/15, the tax basis cost of the fund's investments was $383,534,468 and the unrealized appreciation and depreciation were $2,328,367 and ($187,131), respectively, with a net unrealized appreciation of $2,141,236.
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $249,534 or 0.1% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.

GO –	General obligation
REIT –	Real Estate Investment Trust

Under procedures approved by the fund's Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant
8

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•  Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
    9

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government and Government Agencies[1]	$—	$258,207,539	$—	$258,207,539
Foreign Securities[1]	—	29,057,933	—	29,057,933
Corporate Bonds[1]	—	96,356,108	—	96,356,108
Municipal Bonds[1]	—	886,146	—	886,146
Other Investment Company[1]	1,167,978	—	—	1,167,978
Total	$1,167,978	$384,507,726	$—	$385,675,704
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2015.
REG406016MAY15
10

Schwab Investments
Schwab Intermediate-Term Bond Fund™
Portfolio Holdings  as of May 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
23.5%	Corporate Bonds	81,182,661	82,407,590
0.3%	Asset-Backed Obligations	1,084,132	1,101,024
35.0%	Mortgage-Backed Securities	119,050,980	122,931,862
4.0%	Commercial Mortgage-Backed Securities	14,048,840	14,243,055
35.3%	U.S. Government and Government Agencies	122,682,666	123,896,615
4.1%	Foreign Securities	14,116,392	14,424,831
0.3%	Preferred Stock	1,010,500	1,014,750
1.7%	Other Investment Company	5,995,298	5,995,298
1.7%	Short-Term Investment	5,999,896	5,999,982
105.9%	Total Investments	365,171,365	372,015,007
(1.0%)	TBA Sale Commitments	(3,375,313)	(3,365,234)
(4.9%)	Other Assets and Liabilities, Net		(17,359,927)
100.0%	Net Assets		351,289,846

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporate Bonds 23.5% of net assets
Finance 9.2%
Banking 6.4%
Abbey National Treasury Services PLC
3.05%, 08/23/18	500,000	521,197
2.35%, 09/10/19	500,000	505,395
American Express Co.
5.50%, 09/12/16 (g)	500,000	529,229
Bank of America Corp.
4.75%, 08/01/15	500,000	503,283
5.42%, 03/15/17	500,000	532,676
6.88%, 04/25/18	1,000,000	1,139,834
1.32%, 01/15/19 (a)	1,000,000	1,012,544
5.63%, 07/01/20	500,000	572,418
4.00%, 04/01/24	550,000	574,248
BNP Paribas S.A.
3.25%, 03/03/23	500,000	506,090
BPCE S.A.
1.53%, 04/25/16 (a)	1,000,000	1,008,450
Capital One Financial Corp.
1.00%, 11/06/15	500,000	500,741
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Citigroup, Inc.
1.24%, 07/25/16 (a)	1,000,000	1,004,461
Credit Suisse USA, Inc.
1.38%, 05/26/17	150,000	150,152
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	252,386
ING Bank NV
1.80%, 03/16/18 (c)	1,000,000	1,007,136
JPMorgan Chase & Co.
6.00%, 01/15/18	750,000	833,873
4.95%, 03/25/20	500,000	557,488
KeyCorp
3.75%, 08/13/15	1,000,000	1,006,043
Lloyds Bank PLC
6.38%, 01/21/21	1,000,000	1,189,510
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	500,000	520,000
Morgan Stanley
2.65%, 01/27/20	600,000	606,706
5.50%, 07/24/20	1,000,000	1,137,961
3.75%, 02/25/23	100,000	103,342
4.10%, 05/22/23	250,000	257,250
5.00%, 11/24/25	750,000	811,874
Rabobank Nederland
4.63%, 12/01/23	700,000	745,160
Regions Financial Corp.
2.00%, 05/15/18 (b)	150,000	150,140
Skandinaviska Enskilda Banken AB
1.75%, 03/19/18 (c)	500,000	501,396
The Bear Stearns Cos. LLC
7.25%, 02/01/18	250,000	285,682
The Goldman Sachs Group, Inc.
5.63%, 01/15/17	250,000	266,269
1.07%, 12/15/17 (a)	1,000,000	1,003,109
2.38%, 01/22/18	400,000	406,232
6.15%, 04/01/18 (g)	650,000	725,741
3.85%, 07/08/24 (b)	100,000	102,210
Wells Fargo & Co.
5.63%, 12/11/17	300,000	331,672
4.60%, 04/01/21	500,000	557,052
		22,418,950
Brokerage 0.3%
Jefferies Group LLC
5.50%, 03/15/16	1,000,000	1,026,625
Nomura Holdings, Inc.
2.75%, 03/19/19	250,000	254,845
		1,281,470
Finance Company 0.5%
GATX Corp.
1.25%, 03/04/17	600,000	598,309
General Electric Capital Corp.
5.63%, 05/01/18 (g)	500,000	559,484
    1

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Synchrony Financial
3.00%, 08/15/19 (b)	500,000	509,634
		1,667,427
Insurance 1.1%
Aflac, Inc.
3.63%, 11/15/24	300,000	308,674
American International Group, Inc.
2.38%, 08/24/15	600,000	602,306
Assurant, Inc.
2.50%, 03/15/18	750,000	762,807
Cigna Corp.
5.13%, 06/15/20	350,000	397,733
CNA Financial Corp.
5.88%, 08/15/20	250,000	288,333
Prudential Financial, Inc.
4.50%, 11/15/20	500,000	553,141
5.63%, 06/15/43 (a)(b)	750,000	797,812
The Chubb Corp.
6.38%, 03/29/67 (a)(b)	100,000	106,000
		3,816,806
Real Estate Investment Trust 0.9%
Brandywine Operating Partnership LP
3.95%, 02/15/23 (b)	500,000	504,610
DDR Corp.
3.63%, 02/01/25 (b)	300,000	295,137
ERP Operating LP
3.38%, 06/01/25 (b)	500,000	505,736
HCP, Inc.
3.40%, 02/01/25 (b)	250,000	241,932
Kimco Realty Corp.
3.20%, 05/01/21 (b)	750,000	766,630
ProLogis LP
4.50%, 08/15/17	250,000	265,981
Ventas Realty LP
3.50%, 02/01/25 (b)	250,000	246,623
WP Carey, Inc.
4.60%, 04/01/24 (b)	250,000	257,197
		3,083,846
		32,268,499
Industrial 13.1%
Basic Industry 1.3%
Airgas, Inc.
3.65%, 07/15/24 (b)	500,000	511,753
Alcoa, Inc.
5.13%, 10/01/24 (b)	500,000	536,250
Anglo American Capital PLC
1.23%, 04/15/16 (a)(c)	500,000	499,862
Barrick North America Finance LLC
4.40%, 05/30/21	150,000	155,807
Eastman Chemical Co.
2.70%, 01/15/20 (b)	150,000	151,506
Glencore Funding LLC
1.70%, 05/27/16 (c)	1,000,000	1,002,882
2.50%, 01/15/19 (c)	500,000	500,179
Kinross Gold Corp.
5.13%, 09/01/21 (b)	250,000	253,350
Security Rate, Maturity Date	Face Amount ($)	Value ($)
LYB International Finance BV
4.00%, 07/15/23	500,000	526,669
Packaging Corp. of America
3.65%, 09/15/24 (b)	350,000	350,622
The Dow Chemical Co.
4.25%, 11/15/20 (b)	250,000	271,240
		4,760,120
Capital Goods 0.4%
Eaton Corp.
2.75%, 11/02/22	750,000	742,199
General Electric Co.
5.25%, 12/06/17 (g)	500,000	549,196
		1,291,395
Communications 2.1%
21st Century Fox America, Inc.
4.00%, 10/01/23	300,000	319,520
America Movil, S.A.B. de CV
1.27%, 09/12/16 (a)	1,000,000	1,003,214
AT&T, Inc.
2.38%, 11/27/18	200,000	203,004
3.00%, 06/23/22 (b)	500,000	493,077
Comcast Corp.
5.88%, 02/15/18	400,000	447,856
DIRECTV Holdings LLC
5.20%, 03/15/20	250,000	278,998
5.00%, 03/01/21	350,000	385,908
3.95%, 01/15/25 (b)	500,000	505,984
Embarq Corp.
7.08%, 06/01/16	750,000	790,570
Grupo Televisa S.A.B.
6.00%, 05/15/18	500,000	558,800
Omnicom Group, Inc.
3.65%, 11/01/24 (b)	500,000	502,065
Verizon Communications, Inc.
0.66%, 06/09/17 (a)	1,000,000	999,088
4.50%, 09/15/20	250,000	272,986
3.50%, 11/01/24 (b)	250,000	251,040
Viacom, Inc.
4.50%, 03/01/21	250,000	268,424
3.88%, 04/01/24 (b)	300,000	299,726
		7,580,260
Consumer Cyclical 2.2%
BorgWarner, Inc.
3.38%, 03/15/25 (b)	250,000	252,609
CVS Health Corp.
3.38%, 08/12/24 (b)	500,000	505,909
D.R. Horton, Inc.
4.00%, 02/15/20	1,000,000	1,010,000
Ford Motor Credit Co. LLC
1.21%, 01/09/18 (a)	1,000,000	1,005,488
Host Hotels & Resorts LP
4.00%, 06/15/25 (b)	500,000	511,548
Hyundai Capital America
1.63%, 10/02/15	1,000,000	1,002,423
Hyundai Capital Services, Inc.
1.07%, 03/18/17 (a)(c)	1,000,000	1,004,152
2

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Macy's Retail Holdings, Inc.
5.90%, 12/01/16	213,000	228,136
4.38%, 09/01/23 (b)	250,000	272,023
Marriott International, Inc.
3.00%, 03/01/19 (b)	650,000	668,631
3.13%, 10/15/21 (b)	600,000	613,466
The Gap, Inc.
5.95%, 04/12/21 (b)	500,000	575,949
Wyndham Worldwide Corp.
5.63%, 03/01/21	100,000	110,997
		7,761,331
Consumer Non-Cyclical 1.8%
AbbVie, Inc.
3.20%, 11/06/22 (b)	500,000	503,016
Altria Group, Inc.
4.75%, 05/05/21	500,000	554,753
AmerisourceBergen Corp.
3.25%, 03/01/25 (b)	500,000	497,632
Anheuser-Busch InBev Finance, Inc.
3.70%, 02/01/24	250,000	260,503
Cardinal Health, Inc.
4.63%, 12/15/20	500,000	556,383
3.20%, 06/15/22	100,000	101,123
3.20%, 03/15/23	250,000	251,683
Diageo Capital PLC
1.13%, 04/29/18	250,000	248,777
Eli Lilly & Co.
1.25%, 03/01/18	250,000	250,558
2.75%, 06/01/25 (b)	500,000	492,389
Gilead Sciences, Inc.
2.35%, 02/01/20	500,000	510,108
McKesson Corp.
4.75%, 03/01/21 (b)	500,000	553,224
Mondelez International, Inc.
2.25%, 02/01/19 (b)	350,000	354,529
PepsiCo, Inc.
2.25%, 01/07/19 (b)	150,000	152,933
Philip Morris International, Inc.
4.50%, 03/26/20	500,000	555,039
Thermo Fisher Scientific, Inc.
4.15%, 02/01/24 (b)	150,000	157,757
Zoetis, Inc.
3.25%, 02/01/23 (b)	250,000	245,465
		6,245,872
Energy 3.5%
BP Capital Markets PLC
4.74%, 03/11/21	1,000,000	1,128,137
Chevron Corp.
1.72%, 06/24/18 (b)	1,000,000	1,010,491
Cimarex Energy Co.
5.88%, 05/01/22 (b)	750,000	812,812
Colorado Interstate Gas Co. LLC
6.80%, 11/15/15	1,000,000	1,026,365
Energy Transfer Partners LP
6.70%, 07/01/18	150,000	170,160
4.15%, 10/01/20 (b)	100,000	104,708
4.05%, 03/15/25 (b)	500,000	488,639
EnLink Midstream Partners LP
4.15%, 06/01/25 (b)	1,000,000	1,004,232
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Enterprise Products Operating LLC
2.55%, 10/15/19 (b)	200,000	202,688
3.75%, 02/15/25 (b)	350,000	356,795
EOG Resources, Inc.
3.15%, 04/01/25 (b)	150,000	150,531
Exxon Mobil Corp.
1.82%, 03/15/19 (b)	250,000	251,561
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (b)(c)	250,000	262,737
Kinder Morgan, Inc.
7.25%, 06/01/18	500,000	565,837
6.50%, 09/15/20	500,000	579,478
MPLX LP
4.00%, 02/15/25 (b)	250,000	250,652
Noble Holding International Ltd.
3.05%, 03/01/16	1,000,000	1,008,606
3.95%, 03/15/22	250,000	230,872
Phillips 66 Partners LP
2.65%, 02/15/20 (b)	250,000	249,193
The Williams Cos., Inc.
4.55%, 06/24/24 (b)	250,000	256,266
Transocean, Inc.
4.95%, 11/15/15	1,500,000	1,524,375
Valero Energy Corp.
9.38%, 03/15/19	250,000	311,721
Weatherford International Ltd.
9.63%, 03/01/19	250,000	294,431
		12,241,287
Technology 1.7%
Arrow Electronics, Inc.
3.00%, 03/01/18	300,000	307,101
4.50%, 03/01/23 (b)	300,000	312,850
Fiserv, Inc.
2.70%, 06/01/20 (b)	250,000	251,098
3.85%, 06/01/25 (b)	250,000	253,933
Ingram Micro, Inc.
4.95%, 12/15/24 (b)	250,000	260,463
Lam Research Corp.
2.75%, 03/15/20 (b)	250,000	251,820
NetApp, Inc.
3.38%, 06/15/21 (b)	500,000	504,009
Oracle Corp.
2.95%, 05/15/25 (b)	500,000	491,430
Pitney Bowes, Inc.
4.75%, 01/15/16	1,000,000	1,020,352
Seagate HDD Cayman
4.75%, 01/01/25 (c)	1,000,000	1,026,157
The Dun & Bradstreet Corp.
2.88%, 11/15/15	1,000,000	1,010,025
Verisk Analytics, Inc.
4.00%, 06/15/25	250,000	250,669
		5,939,907
Transportation 0.1%
Union Pacific Corp.
4.16%, 07/15/22 (b)	250,000	275,806
		46,095,978
    3

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Utilities 1.2%
Electric 1.1%
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (b)	100,000	96,747
Dominion Resources, Inc.
6.40%, 06/15/18 (g)	500,000	568,756
Duke Energy Corp.
0.65%, 04/03/17 (a)	1,000,000	1,002,051
5.05%, 09/15/19 (g)	750,000	840,999
Exelon Generation Co. LLC
4.00%, 10/01/20 (b)	500,000	527,144
Oncor Electric Delivery Co., LLC
2.15%, 06/01/19 (b)	150,000	150,763
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	100,000	98,193
Sempra Energy
2.40%, 03/15/20 (b)	250,000	251,726
3.55%, 06/15/24 (b)	250,000	256,630
		3,793,009
Natural Gas 0.1%
ONE Gas, Inc.
2.07%, 02/01/19 (b)	100,000	100,812
Sempra Energy
2.88%, 10/01/22 (b)	150,000	149,292
		250,104
		4,043,113
Total Corporate Bonds
(Cost $81,182,661)		82,407,590

Asset-Backed Obligations 0.3% of net assets
Citibank Credit Card Issuance Trust
Series 2007-A8 Class A8
5.65%, 09/20/19 (b)	1,000,000	1,101,024
Total Asset-Backed Obligations
(Cost $1,084,132)		1,101,024

Mortgage-Backed Securities 35.0% of net assets
Collateralized Mortgage Obligations 0.5%
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)(g)	694,978	709,253
MASTR Asset Securitization Trust
Series 2003-10 Class 3A1
5.50%, 11/25/33 (b)(g)	191,634	201,135
Residential Accredit Loans, Inc.
Series 2002-QS18 Class A1
5.50%, 12/25/17 (b)(g)	19,838	20,036
Sequoia Mortgage Trust
Series 2011-1 Class A1
4.13%, 02/25/41 (b)(g)	253,325	256,205
Series 2012-2 Class A2
3.50%, 04/25/42 (b)(g)	179,671	182,214
Series 2013-1 Class 2A1
1.86%, 02/25/43 (b)	18,485	16,863
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2013-2 Class 2A
1.87%, 02/25/43 (b)	32,075	29,818
Series 2013-5 Class A1
2.50%, 05/25/43 (b)(c)	298,139	283,775
		1,699,299
TBA Securities 6.5%
Fannie Mae TBA
2.00%, 06/01/30 (b)(f)	400,000	399,188
2.50%, 06/01/30 (b)(f)	300,000	306,689
3.50%, 06/01/30 (b)(f)	1,800,000	1,909,266
4.00%, 06/01/45 (b)(f)	2,000,000	2,135,899
3.00%, 07/01/45 (b)(f)	1,500,000	1,516,904
Freddie Mac TBA
2.00%, 06/01/30 (b)(f)	400,000	398,844
2.50%, 06/01/30 (b)(f)	900,000	919,406
3.00%, 06/01/30 to 07/01/45 (b)(f)	2,500,000	2,569,561
3.50%, 06/01/30 to 07/01/45 (b)(f)	4,100,000	4,287,501
Ginnie Mae TBA
3.00%, 06/01/45 (b)(f)	4,000,000	4,098,340
3.50%, 07/01/45 (b)(f)	4,000,000	4,190,388
		22,731,986
U.S. Government Agency Mortgages 28.0%
Fannie Mae
6.00%, 03/01/16 to 05/01/21 (b)(g)	206,426	231,335
7.00%, 11/15/16 to 01/01/35 (b)	307,950	367,276
6.00%, 06/01/17 to 12/01/35 (b)	1,488,564	1,690,748
4.50%, 03/01/18 to 10/01/43 (b)	4,310,728	4,663,741
6.50%, 03/01/19 to 09/01/22 (b)	236,247	267,761
6.50%, 07/01/21 (b)(g)	17,413	20,055
5.50%, 10/01/22 (b)(g)	285,706	323,136
5.50%, 01/01/23 to 12/01/33 (b)	1,172,226	1,327,419
5.00%, 08/01/23 (b)(g)	1,097,429	1,219,831
5.00%, 09/01/23 to 05/01/40 (b)	1,980,066	2,213,800
3.00%, 01/01/26 to 05/01/43 (b)	8,630,696	8,842,746
2.50%, 07/01/28 to 02/01/43 (b)	3,074,680	3,136,353
3.50%, 02/01/32 to 07/01/43 (b)	9,245,704	9,699,007
5.49%, 08/01/32 to 12/01/32 (b)	482,942	548,909
5.45%, 06/01/33 to 07/01/33 (b)	84,507	95,268
3.17%, 06/01/40 (a)(b)	2,388,472	2,529,117
4.00%, 09/01/40 (b)(g)	4,402,354	4,716,024
4.00%, 02/01/41 to 02/01/42 (b)	362,769	391,261
Fannie Mae REMICs
6.00%, 01/25/20 (b)	54,944	58,306
3.25%, 04/25/28 (b)	10,296	10,397
5.00%, 09/25/33 (b)	200,782	203,369
Freddie Mac
4.50%, 09/01/15 (b)(g)	145	152
6.50%, 03/01/16 to 02/01/21 (b)(g)	101,330	113,976
6.00%, 06/01/16 to 05/01/27 (b)	322,542	372,842
4.50%, 10/01/18 to 11/01/41 (b)	6,368,469	6,965,739
4.00%, 07/01/19 to 01/01/44 (b)	4,557,609	4,913,661
6.50%, 08/01/22 to 04/01/26 (b)	110,319	126,868
5.50%, 02/01/23 to 07/01/35 (b)	607,147	686,269
5.00%, 01/01/24 to 10/01/43 (b)	1,473,630	1,638,462
2.50%, 07/01/28 to 05/01/33 (b)	1,326,138	1,358,453
3.00%, 09/01/28 to 07/01/43 (b)	3,901,804	3,983,197
5.50%, 06/01/33 to 10/01/33 (b)(g)	1,910,380	2,167,796
3.50%, 03/01/42 to 07/01/43 (b)	1,184,259	1,238,993
4

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Freddie Mac REMICs
3.38%, 03/15/18 (b)	33,405	33,568
4.00%, 05/15/19 to 02/15/27 (b)	499,982	504,207
3.00%, 08/15/19 (b)	271,570	274,657
2.00%, 07/15/20 (b)	259,390	260,271
5.00%, 01/15/23 to 01/15/34 (b)	670,264	672,687
0.74%, 05/15/23 (a)(b)	33,808	33,921
6.00%, 08/15/35 (b)	317,747	323,215
5.50%, 05/15/36 (b)	252,980	253,855
2.50%, 07/15/37 (b)	1,078,387	1,111,404
Ginnie Mae
6.00%, 03/15/17 to 03/15/38 (b)	38,295	43,096
9.50%, 03/20/17 to 05/20/20 (b)	3,522	3,696
5.00%, 12/15/17 to 08/15/40 (b)	5,603,733	6,342,693
10.00%, 04/15/18 to 06/20/19 (b)	965	994
5.50%, 06/15/18 to 08/20/40 (b)	3,545,182	4,072,512
4.00%, 08/15/18 to 01/20/45 (b)	4,809,714	5,157,689
4.50%, 11/15/18 to 10/15/43 (b)	1,788,279	1,993,474
8.50%, 06/15/21 to 10/20/26 (b)	1,397	1,439
7.50%, 03/15/22 to 10/15/25 (b)	2,439	2,544
6.50%, 10/15/23 to 10/15/38 (b)	21,218	24,636
8.00%, 06/20/24 to 07/15/27 (b)	2,116	2,279
3.00%, 02/15/26 to 06/20/43 (b)	1,924,690	1,990,472
3.50%, 01/20/27 to 02/20/43 (b)	1,557,550	1,639,913
2.50%, 06/15/27 (b)	306,032	315,889
2.00%, 07/20/28 (b)	20,611	20,464
7.00%, 04/15/31 (b)	6,460	7,333
5.50%, 06/15/34 (b)(g)	1,706,464	1,980,998
5.00%, 10/15/34 (b)(g)	1,535,625	1,730,543
5.25%, 11/15/34 (b)	126,093	142,017
Ginnie Mae REMICs
6.46%, 08/20/34 (a)(b)	755,674	900,836
5.45%, 09/20/44 (a)(b)	2,220,125	2,537,008
		98,500,577
Total Mortgage-Backed Securities
(Cost $119,050,980)		122,931,862

Commercial Mortgage-Backed Securities 4.0% of net assets
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)(g)	2,232,684	2,250,691
Series 2006-T24 Class A4
5.54%, 10/12/41 (b)	905,482	945,064
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	505,000	546,969
Fannie Mae-Aces
Series 2011-M5 Class A2
2.94%, 07/25/21 (b)	250,000	261,573
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	500,000	514,573
FHLMC Multifamily Structured Pass-Through Certificates
Series K014 Class A1
2.79%, 10/25/20 (b)	301,276	313,049
Series K026 Class A2
2.51%, 11/25/22 (b)	650,000	659,680
Series K027 Class A2
2.64%, 01/25/23 (b)	110,000	112,522
Series K710 Class A2
1.88%, 05/25/19 (b)	300,000	304,135
Series K714 Class A2
3.03%, 10/25/20 (b)	154,000	162,984
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Government National Mortgage Association
Series 2009-106 Class VA
4.50%, 11/20/20 (b)	809,455	817,766
Series 2012-55 Class A
1.70%, 08/16/33 (b)	178,821	179,883
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7 Class A4
5.82%, 07/10/38 (a)(b)	635,520	655,043
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)(g)	914,257	965,506
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14 Class A4
5.48%, 12/12/44 (a)(b)	1,120,024	1,134,221
Series 2013-C13 Class A1
1.30%, 01/15/46 (b)	294,153	295,553
Series 2013-C16 Class A2
3.07%, 12/15/46 (b)	3,000,000	3,136,749
Merrill Lynch Mortgage Trust
Series 2005-LC1 Class AM
5.31%, 01/12/44 (a)(b)	850,000	866,198
Morgan Stanley Capital I Trust
Series 2006-T21 Class A4
5.16%, 10/12/52 (a)(b)	120,000	120,896
Total Commercial Mortgage-Backed Securities
(Cost $14,048,840)		14,243,055

U.S. Government and Government Agencies 35.3% of net assets
U.S. Treasury Obligations 35.3%
U.S. Treasury Notes
0.88%, 02/28/17	6,000,000	6,036,096
3.13%, 04/30/17 (g)	1,500,000	1,572,774
0.88%, 05/15/17	3,000,000	3,016,875
0.88%, 06/15/17	3,000,000	3,015,234
0.75%, 06/30/17 (g)	10,000,000	10,023,440
0.88%, 07/15/17	1,500,000	1,507,149
1.88%, 10/31/17 (g)	3,000,000	3,080,157
0.75%, 12/31/17	3,000,000	2,995,314
1.00%, 02/15/18	4,000,000	4,015,312
0.75%, 03/31/18 (g)	14,000,000	13,943,132
2.88%, 03/31/18 (g)	2,000,000	2,110,782
3.75%, 11/15/18 (g)	2,000,000	2,180,782
1.63%, 03/31/19	3,000,000	3,045,936
1.25%, 04/30/19	2,250,000	2,253,868
1.50%, 05/31/19	1,500,000	1,514,063
1.00%, 06/30/19	3,250,000	3,214,451
1.63%, 06/30/19	1,500,000	1,520,274
1.75%, 09/30/19	4,000,000	4,067,812
1.50%, 11/30/19	4,000,000	4,020,624
1.38%, 01/31/20	2,500,000	2,495,312
1.25%, 02/29/20	4,500,000	4,460,976
3.50%, 05/15/20	5,000,000	5,483,595
2.63%, 08/15/20	2,000,000	2,108,750
2.38%, 12/31/20	4,000,000	4,161,564
2.13%, 01/31/21	2,500,000	2,565,235
2.00%, 02/28/21	1,000,000	1,019,219
2.25%, 04/30/21	1,000,000	1,031,719
2.13%, 06/30/21	2,500,000	2,558,202
1.50%, 01/31/22	3,000,000	2,938,827
1.75%, 02/28/22	4,000,000	3,979,064
1.75%, 03/31/22	8,000,000	7,956,872
1.63%, 08/15/22	2,000,000	1,967,812
    5

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.00%, 02/15/23	1,500,000	1,509,609
2.50%, 05/15/24	1,750,000	1,815,489
2.00%, 02/15/25	4,750,000	4,710,295
Total U.S. Government and Government Agencies
(Cost $122,682,666)		123,896,615

Foreign Securities 4.1% of net assets
Foreign Agencies 1.1%
Germany 0.3%
Kreditanstalt Fuer Wiederaufbau
4.00%, 01/27/20 (d)	1,000,000	1,110,178
Mexico 0.3%
Petroleos Mexicanos
2.30%, 07/18/18 (a)	500,000	513,750
5.50%, 01/21/21	500,000	548,305
		1,062,055
Norway 0.2%
Statoil A.S.A.
3.13%, 08/17/17	500,000	521,963
Republic of Korea 0.3%
Export-Import Bank of Korea
4.00%, 01/11/17 (g)	500,000	521,555
Korea Development Bank
3.75%, 01/22/24	500,000	536,693
		1,058,248
		3,752,444
Foreign Local Government 0.3%
Canada 0.3%
Province of Manitoba
1.13%, 06/01/18	1,000,000	998,884
Sovereign 1.0%
Chile 0.1%
Republic of Chile
2.25%, 10/30/22	250,000	247,500
Italy 0.1%
Republic of Italy
5.38%, 06/12/17	250,000	270,056
Mexico 0.2%
United Mexican States
5.13%, 01/15/20	500,000	556,250
3.63%, 03/15/22	250,000	256,375
		812,625
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Panama 0.2%
Republic of Panama
4.00%, 09/22/24 (b)	500,000	515,000
3.75%, 03/16/25 (b)	100,000	100,875
		615,875
Philippines 0.0%
Republic of the Philippines
4.20%, 01/21/24	150,000	167,250
Poland 0.2%
Republic of Poland
6.38%, 07/15/19	500,000	584,250
Republic of Korea 0.1%
Republic of Korea
5.13%, 12/07/16 (g)	500,000	532,900
Turkey 0.1%
Republic of Turkey
3.25%, 03/23/23	300,000	283,500
		3,513,956
Supranational* 1.7%
European Investment Bank
2.50%, 05/16/16 (g)	2,000,000	2,040,122
4.00%, 02/16/21	750,000	841,769
Inter-American Development Bank
1.38%, 10/18/16	1,000,000	1,010,424
International Bank for Reconstruction & Development
0.88%, 04/17/17	1,000,000	1,005,328
International Finance Corp.
1.13%, 11/23/16	500,000	503,123
1.75%, 09/04/18	600,000	607,425
1.75%, 09/16/19	150,000	151,356
		6,159,547
Total Foreign Securities
(Cost $14,116,392)		14,424,831
Security	Number of Shares	Value ($)
Preferred Stock 0.3% of net assets
Insurance 0.3%
Principal Financial Group, Inc.	10,000	1,014,750
Total Preferred Stock
(Cost $1,010,500)		1,014,750

6

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Other Investment Company 1.7% of net assets
Money Market Fund 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	5,995,298	5,995,298
Total Other Investment Company
(Cost $5,995,298)		5,995,298
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 1.7% of net assets
U.S. Government Agency Security 1.7%
Federal Home Loan Bank
0.06%, 06/12/15 (e)	6,000,000	5,999,982
Total Short-Term Investment
(Cost $5,999,896)		5,999,982

End of Investments.

At 05/31/15, the tax basis cost of the fund's investments was $365,195,753 and the unrealized appreciation and depreciation were $7,276,499 and ($457,245), respectively, with a net unrealized appreciation of $6,819,254.
Security Rate, Maturity Dates	Face Amount ($)	Value ($)
TBA Sale Commitments 1.0% of net assets
U.S. Government Agency Mortgages 1.0%
Ginnie Mae TBA
5.00%, 06/01/45 (b)(f)	2,000,000	2,232,500
5.50%, 06/01/45 (b)(f)	1,000,000	1,132,734
Total TBA Sale Commitments
(Proceeds $3,375,313)		3,365,234
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,088,276 or 1.7% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(g)	All or a portion of this security is designated as collateral for delayed-delivery securities.

REMIC –	Real Estate Mortgage Investment Conduit

Under procedures approved by the fund's Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value
    7

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•  Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
8

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Bonds[1]	$—	$82,407,590	$—	$82,407,590
Asset-Backed Obligations	—	1,101,024	—	1,101,024
Mortgage-Backed Securities[1]	—	122,931,862	—	122,931,862
Commercial Mortgage-Backed Securities	—	14,243,055	—	14,243,055
U.S. Government and Government Agencies[1]	—	123,896,615	—	123,896,615
Foreign Securities[1]	—	14,424,831	—	14,424,831
Preferred Stock[1]	1,014,750	—	—	1,014,750
Other Investment Company[1]	5,995,298	—	—	5,995,298
Short-Term Investment[1]	—	5,999,982	—	5,999,982
Total	$7,010,048	$365,004,959	$—	$372,015,007
Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments[1]	$—	($3,365,234)	$—	($3,365,234)
[1]	As categorized in Portfolio Holdings.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2014	Accrued Discounts (Premiums)	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of May 31, 2015
Corporate Bonds	$339,525	$—	$15,761	($7,471)	$—	($347,815)	$—	$—	$—
Total	$339,525	$—	$15,761	($7,471)	$—	($347,815)	$—	$—	$—
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2015.
REG406020MAY15
    9

Schwab Investments
Schwab Total Bond Market Fund™
Portfolio Holdings  as of May 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
28.0%	Mortgage-Backed Securities	355,906,688	364,773,434
23.6%	Corporate Bonds	299,415,887	307,808,712
39.1%	U.S. Government and Government Agencies	495,149,549	508,314,872
2.0%	Commercial Mortgage-Backed Securities	24,894,184	25,444,639
0.6%	Asset-Backed Obligations	7,284,764	7,340,465
5.1%	Foreign Securities	65,422,528	66,512,077
1.0%	Municipal Bonds	12,025,907	12,926,108
0.4%	Other Investment Companies	5,794,195	5,794,195
6.4%	Short-Term Investments	82,998,682	82,999,699
106.2%	Total Investments	1,348,892,384	1,381,914,201
(6.2%)	Other Assets and Liabilities, Net		(80,266,595)
100.0%	Net Assets		1,301,647,606

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mortgage-Backed Securities 28.0% of net assets
TBA Securities 6.4%
Fannie Mae TBA
2.00%, 06/01/30 (b)(h)	1,400,000	1,397,157
2.50%, 06/01/30 (b)(h)	2,500,000	2,555,745
3.00%, 06/01/30 to 07/01/45 (b)(h)	5,700,000	5,905,412
3.50%, 06/01/30 to 07/01/45 (b)(h)	12,400,000	12,969,514
4.00%, 06/01/45 (b)(h)	3,000,000	3,203,848
4.50%, 06/01/45 (b)(h)	1,500,000	1,631,109
Freddie Mac TBA
2.00%, 06/01/30 (b)(h)	600,000	598,266
2.50%, 06/01/30 (b)(h)	2,300,000	2,349,594
3.50%, 06/01/30 to 07/01/45 (b)(h)	11,600,000	12,120,421
4.00%, 06/01/45 (b)(h)	1,500,000	1,600,213
4.50%, 06/01/45 (b)(h)	2,200,000	2,390,094
5.00%, 06/01/45 (b)(h)	1,000,000	1,109,617
3.00%, 07/01/45 (b)(h)	5,000,000	5,046,679
Ginnie Mae TBA
2.50%, 06/01/45 (b)(h)	500,000	492,591
3.00%, 06/01/45 (b)(h)	7,500,000	7,684,248
4.00%, 06/01/45 (b)(h)	3,500,000	3,726,885
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 06/01/45 (b)(h)	2,000,000	2,166,258
3.50%, 07/01/45 (b)(h)	16,000,000	16,757,638
		83,705,289
U.S. Government Agency Mortgages 21.6%
Fannie Mae
5.50%, 02/01/16 to 06/01/38 (b)(i)	5,223,984	5,975,603
5.00%, 12/01/17 to 12/01/39 (b)(i)	3,721,993	4,113,784
4.50%, 05/01/18 to 01/01/44 (b)	9,601,650	10,466,320
6.50%, 06/01/18 to 11/01/37 (b)(i)	717,154	826,477
6.50%, 08/01/18 to 11/01/37 (b)	611,640	705,664
5.00%, 05/01/19 to 06/01/42 (b)	4,735,968	5,267,173
5.50%, 05/01/23 to 07/01/40 (b)	828,022	945,555
4.00%, 04/01/24 to 10/01/44 (b)	30,474,097	32,705,455
6.00%, 09/01/24 to 05/01/41 (b)	2,355,629	2,701,038
3.00%, 01/01/26 to 07/01/43 (b)	23,048,849	23,595,811
3.50%, 01/01/26 to 09/01/43 (b)	21,766,057	22,871,393
3.00%, 01/01/27 (b)(h)	788,561	825,596
2.50%, 10/01/27 to 02/01/43 (b)	6,033,203	6,158,442
2.50%, 07/01/28 (b)(i)	1,890,552	1,941,440
2.00%, 08/01/28 to 09/01/28 (b)	168,152	168,474
4.50%, 03/01/29 to 04/01/43 (b)(i)	5,727,835	6,268,506
1.92%, 03/01/34 (a)(b)	683,500	718,757
2.56%, 08/01/35 (a)(b)(i)	1,358,095	1,451,142
6.00%, 06/01/36 to 07/01/37 (b)(i)	2,556,058	2,939,850
7.00%, 04/01/37 (b)	124,788	146,160
3.00%, 02/01/43 to 07/01/43 (b)(i)	6,360,521	6,464,008
3.50%, 03/01/43 (b)(i)	3,465,550	3,627,660
Freddie Mac
4.50%, 06/01/18 to 09/01/43 (b)	6,283,831	6,872,549
6.00%, 11/01/18 to 10/01/38 (b)(i)	820,358	935,378
5.00%, 01/01/19 to 08/01/39 (b)(i)	2,345,136	2,603,407
4.50%, 08/01/20 to 08/01/41 (b)(i)	1,589,526	1,731,812
5.50%, 08/01/22 to 07/01/40 (b)	1,355,559	1,530,761
6.00%, 12/01/23 to 02/01/38 (b)	475,586	547,278
4.00%, 03/01/24 to 04/01/45 (b)	12,906,997	13,842,214
5.00%, 06/01/26 to 07/01/40 (b)	2,983,742	3,308,265
3.00%, 10/01/26 to 09/01/43 (b)	4,736,116	4,899,077
2.50%, 08/01/27 to 07/01/43 (b)	1,768,172	1,798,561
2.00%, 04/01/28 (b)	162,835	162,531
2.50%, 07/01/28 (b)(i)	2,858,652	2,932,686
3.00%, 09/01/28 to 06/01/43 (b)(i)	11,859,802	12,173,225
2.50%, 11/01/29 (b)(h)	123,363	126,217
3.50%, 07/01/32 to 07/01/44 (b)	11,226,608	11,754,190
5.50%, 12/01/34 to 02/01/39 (b)(i)	2,224,489	2,532,333
6.50%, 10/01/36 to 09/01/39 (b)	200,932	231,470
2.10%, 05/01/37 (a)(b)(i)	765,266	812,426
4.00%, 01/01/41 (b)(i)	2,187,002	2,341,948
4.00%, 06/01/44 (b)(h)	1,441,626	1,537,302
Ginnie Mae
4.00%, 06/20/20 to 10/20/44 (b)	13,758,755	14,713,436
4.50%, 05/15/24 to 10/20/44 (b)	10,940,294	12,020,242
3.00%, 02/15/26 to 12/20/44 (b)	5,458,290	5,630,598
3.50%, 02/15/26 to 10/20/44 (b)	9,193,945	9,705,570
5.50%, 04/20/26 to 04/15/39 (b)	1,482,665	1,702,712
3.00%, 01/20/27 (b)(h)	573,898	604,128
2.50%, 03/20/27 to 02/15/43 (b)	1,020,183	1,047,165
    1

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.00%, 07/20/28 (b)	41,223	40,927
5.00%, 08/15/28 to 07/20/44 (b)	6,704,883	7,539,547
6.00%, 07/20/34 to 08/15/38 (b)	1,075,010	1,241,970
6.50%, 10/20/37 (b)	261,987	307,423
5.50%, 11/15/38 to 03/15/40 (b)(i)	887,447	1,006,080
3.00%, 10/20/40 to 08/20/44 (a)(b)	801,082	841,266
2.50%, 07/20/42 (a)(b)	88,685	91,491
3.00%, 12/20/42 to 04/20/43 (b)(i)	5,468,594	5,628,981
3.50%, 04/20/43 to 01/20/44 (b)(i)	2,944,915	3,099,877
4.00%, 09/15/43 (b)(i)	2,118,621	2,288,794
		281,068,145
Total Mortgage-Backed Securities
(Cost $355,906,688)		364,773,434

Corporate Bonds 23.6% of net assets
Finance 7.7%
Banking 5.2%
Abbey National Treasury Services PLC
3.05%, 08/23/18	200,000	208,479
2.35%, 09/10/19	250,000	252,697
American Express Co.
6.15%, 08/28/17	250,000	275,270
7.00%, 03/19/18 (i)	300,000	343,318
American Express Credit Corp.
2.80%, 09/19/16	500,000	512,305
1.13%, 06/05/17	250,000	249,540
2.25%, 08/15/19	250,000	251,957
Bank of America Corp.
5.30%, 03/15/17	1,500,000	1,597,069
6.88%, 04/25/18	450,000	512,925
5.65%, 05/01/18 (i)	400,000	441,535
6.88%, 11/15/18	750,000	867,568
2.65%, 04/01/19	750,000	764,412
5.63%, 07/01/20	1,000,000	1,144,836
5.88%, 01/05/21	500,000	577,781
5.00%, 05/13/21	900,000	1,003,585
3.30%, 01/11/23	1,000,000	1,003,541
4.00%, 04/01/24	1,000,000	1,044,088
6.00%, 10/15/36 (i)	1,250,000	1,548,726
Bank of Montreal
2.50%, 01/11/17	500,000	513,506
Barclays Bank PLC
5.00%, 09/22/16 (i)	150,000	157,758
6.75%, 05/22/19	300,000	353,246
BB&T Corp.
3.95%, 03/22/22 (b)(i)	1,000,000	1,055,660
BNP Paribas S.A.
5.00%, 01/15/21 (i)	250,000	280,963
3.25%, 03/03/23	250,000	253,045
BPCE S.A.
2.50%, 12/10/18	500,000	511,418
2.50%, 07/15/19	1,000,000	1,015,872
Capital One Bank USA NA
1.50%, 03/22/18 (b)	500,000	496,090
2.40%, 09/05/19 (b)	500,000	500,901
3.38%, 02/15/23	250,000	249,290
Capital One Financial Corp.
4.75%, 07/15/21	1,000,000	1,106,866
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Citigroup, Inc.
4.45%, 01/10/17	1,500,000	1,573,633
6.00%, 08/15/17	200,000	218,975
2.40%, 02/18/20	300,000	299,806
4.05%, 07/30/22	1,500,000	1,566,600
6.13%, 08/25/36	367,000	433,362
5.88%, 01/30/42	500,000	607,298
6.68%, 09/13/43	250,000	318,803
Credit Suisse USA, Inc.
1.38%, 05/26/17	500,000	500,505
5.40%, 01/14/20	250,000	278,869
Deutsche Bank AG
6.00%, 09/01/17	450,000	493,173
3.70%, 05/30/24	100,000	101,711
Fifth Third Bancorp
8.25%, 03/01/38	200,000	293,892
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	252,386
HSBC Bank USA
5.88%, 11/01/34 (i)	500,000	608,783
HSBC Holdings PLC
4.00%, 03/30/22	500,000	536,637
7.63%, 05/17/32	150,000	197,554
6.50%, 09/15/37	200,000	250,614
5.25%, 03/14/44	1,000,000	1,101,120
JPMorgan Chase & Co.
3.15%, 07/05/16	500,000	511,703
6.00%, 01/15/18	1,000,000	1,111,831
2.25%, 01/23/20 (b)	300,000	298,630
4.25%, 10/15/20 (i)	1,500,000	1,626,775
3.25%, 09/23/22	1,000,000	1,012,538
3.20%, 01/25/23	500,000	502,461
3.13%, 01/23/25 (b)	250,000	245,256
6.40%, 05/15/38	300,000	384,012
5.50%, 10/15/40	100,000	116,682
JPMorgan Chase Bank NA
6.00%, 10/01/17	500,000	550,747
KeyBank NA
1.10%, 11/25/16 (b)	200,000	200,268
Lloyds Bank PLC
4.20%, 03/28/17	500,000	527,344
2.30%, 11/27/18	300,000	304,665
6.38%, 01/21/21	500,000	594,755
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	250,000	260,000
Morgan Stanley
5.45%, 01/09/17	1,500,000	1,595,442
6.63%, 04/01/18	200,000	226,382
7.30%, 05/13/19	250,000	296,518
2.38%, 07/23/19	2,750,000	2,766,274
3.75%, 02/25/23	1,000,000	1,033,422
4.10%, 05/22/23	1,000,000	1,028,998
5.00%, 11/24/25	250,000	270,625
6.25%, 08/09/26	750,000	922,945
4.30%, 01/27/45	500,000	485,973
National City Bank
5.80%, 06/07/17	500,000	542,507
National City Corp.
6.88%, 05/15/19	100,000	116,996
Rabobank Nederland
3.38%, 01/19/17	350,000	363,483
4.63%, 12/01/23	100,000	106,451
Regions Financial Corp.
2.00%, 05/15/18 (b)	500,000	500,468
2

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Royal Bank of Canada
1.25%, 06/16/17	250,000	251,090
2.20%, 07/27/18	500,000	510,461
2.15%, 03/15/19	1,000,000	1,012,465
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	300,000	306,135
Svenska Handelsbanken AB
2.88%, 04/04/17	350,000	361,174
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	500,000	509,097
The Bank of Nova Scotia
1.38%, 07/15/16	600,000	604,730
4.38%, 01/13/21	500,000	551,824
The Bear Stearns Cos. LLC
7.25%, 02/01/18	200,000	228,546
The Goldman Sachs Group, Inc.
5.63%, 01/15/17	750,000	798,805
6.25%, 09/01/17	1,000,000	1,100,144
5.95%, 01/18/18	600,000	663,434
2.38%, 01/22/18	300,000	304,674
6.15%, 04/01/18	500,000	558,262
7.50%, 02/15/19	1,000,000	1,185,562
5.75%, 01/24/22	750,000	865,680
3.63%, 01/22/23	500,000	510,307
3.85%, 07/08/24 (b)	1,000,000	1,022,096
5.95%, 01/15/27	450,000	521,030
6.75%, 10/01/37	300,000	369,583
The PNC Financial Services Group, Inc.
3.90%, 04/29/24 (b)	500,000	519,426
The Toronto-Dominion Bank
1.40%, 04/30/18	500,000	500,396
2.13%, 07/02/19	500,000	505,196
UBS AG
5.88%, 12/20/17	850,000	939,705
5.75%, 04/25/18	1,000,000	1,114,586
US Bancorp
2.20%, 11/15/16 (b)	250,000	255,002
US Bank NA
2.13%, 10/28/19 (b)	1,000,000	1,011,190
Wells Fargo & Co.
1.40%, 09/08/17	150,000	150,573
5.63%, 12/11/17 (i)	700,000	773,902
3.45%, 02/13/23	800,000	812,603
3.30%, 09/09/24	1,000,000	1,008,992
5.38%, 02/07/35	500,000	585,390
5.38%, 11/02/43	625,000	694,816
		68,338,995
Brokerage 0.2%
BlackRock, Inc.
5.00%, 12/10/19 (i)	300,000	339,062
3.50%, 03/18/24	1,000,000	1,041,363
Jefferies Group LLC
5.13%, 04/13/18	250,000	266,562
5.13%, 01/20/23	100,000	104,475
6.45%, 06/08/27	75,000	80,089
Nomura Holdings, Inc.
6.70%, 03/04/20	200,000	238,011
		2,069,562
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Finance Company 0.5%
American Express Co.
6.80%, 09/01/66 (a)(b)(i)	500,000	520,625
GATX Corp.
5.20%, 03/15/44 (b)	150,000	159,729
GE Capital Trust I
6.38%, 11/15/67 (a)(b)	250,000	272,344
General Electric Capital Corp.
1.50%, 07/12/16	500,000	504,723
5.40%, 02/15/17	500,000	537,751
2.30%, 04/27/17	500,000	512,458
5.63%, 09/15/17	200,000	219,760
5.63%, 05/01/18	650,000	727,329
2.30%, 01/14/19	250,000	255,816
2.20%, 01/09/20 (b)	500,000	506,805
4.38%, 09/16/20	300,000	332,240
5.30%, 02/11/21	150,000	172,703
6.75%, 03/15/32	300,000	404,941
5.88%, 01/14/38	250,000	314,502
6.88%, 01/10/39	150,000	210,519
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (a)(b)	700,000	709,625
International Lease Finance Corp.
7.13%, 09/01/18 (c)	200,000	225,500
Synchrony Financial
3.75%, 08/15/21 (b)	250,000	256,600
4.25%, 08/15/24 (b)	250,000	256,902
		7,100,872
Insurance 1.2%
ACE INA Holdings, Inc.
5.80%, 03/15/18	250,000	279,500
2.70%, 03/13/23	500,000	496,287
Aetna, Inc.
3.95%, 09/01/20 (i)	250,000	269,952
Aflac, Inc.
3.63%, 06/15/23	250,000	262,414
3.63%, 11/15/24	500,000	514,456
American International Group, Inc.
5.60%, 10/18/16 (i)	925,000	981,306
6.40%, 12/15/20	59,000	70,605
3.88%, 01/15/35 (b)	400,000	379,575
6.25%, 05/01/36	250,000	309,596
Anthem, Inc.
2.25%, 08/15/19	300,000	300,784
3.30%, 01/15/23	500,000	502,444
3.50%, 08/15/24 (b)	250,000	251,976
Assurant, Inc.
6.75%, 02/15/34	200,000	246,666
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18	1,000,000	1,118,058
4.25%, 01/15/21 (i)	500,000	553,471
Cigna Corp.
5.38%, 02/15/42 (b)	150,000	174,500
CNA Financial Corp.
7.35%, 11/15/19	325,000	388,125
Lincoln National Corp.
4.00%, 09/01/23	200,000	209,926
Marsh & McLennan Cos., Inc.
4.80%, 07/15/21 (b)	100,000	111,645
    3

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
MetLife, Inc.
6.82%, 08/15/18	450,000	522,062
4.88%, 11/13/43	250,000	271,563
Principal Financial Group, Inc.
6.05%, 10/15/36	300,000	359,498
Prudential Financial, Inc.
4.50%, 11/16/21	750,000	827,316
5.63%, 06/15/43 (a)(b)	250,000	265,938
The Allstate Corp.
4.50%, 06/15/43	200,000	212,170
The Chubb Corp.
6.00%, 05/11/37	100,000	128,130
The Hartford Financial Services Group, Inc.
6.30%, 03/15/18	200,000	223,937
6.00%, 01/15/19	100,000	112,932
5.13%, 04/15/22	1,000,000	1,124,329
6.10%, 10/01/41	500,000	611,012
4.30%, 04/15/43	1,000,000	994,098
The Travelers Co., Inc.
5.90%, 06/02/19	300,000	345,928
6.75%, 06/20/36	150,000	208,079
UnitedHealth Group, Inc.
1.40%, 10/15/17	100,000	100,762
2.75%, 02/15/23 (b)	150,000	150,237
5.80%, 03/15/36	350,000	431,466
Voya Financial, Inc.
2.90%, 02/15/18	200,000	205,892
5.50%, 07/15/22	500,000	573,109
		15,089,744
Real Estate Investment Trust 0.6%
Boston Properties LP
5.63%, 11/15/20 (b)	150,000	173,884
3.80%, 02/01/24 (b)	150,000	156,233
Brandywine Operating Partnership LP
3.95%, 02/15/23 (b)	250,000	252,305
DDR Corp.
3.63%, 02/01/25 (b)	500,000	491,895
Digital Realty Trust LP
5.88%, 02/01/20 (g)	250,000	284,016
Duke Realty LP
4.38%, 06/15/22 (b)	400,000	425,423
3.75%, 12/01/24 (b)	100,000	101,909
ERP Operating LP
4.63%, 12/15/21 (b)	500,000	553,096
3.38%, 06/01/25 (b)	250,000	252,868
4.50%, 06/01/45 (b)	250,000	258,664
Essex Portfolio LP
3.50%, 04/01/25 (b)	500,000	497,228
Federal Realty Investment Trust
4.50%, 12/01/44 (b)	150,000	153,402
HCP, Inc.
6.70%, 01/30/18	400,000	449,784
3.40%, 02/01/25 (b)	200,000	193,546
Health Care REIT, Inc.
4.13%, 04/01/19 (b)	200,000	213,612
Kilroy Realty LP
3.80%, 01/15/23 (b)	200,000	204,170
4.25%, 08/15/29 (b)	300,000	308,382
Kimco Realty Corp.
4.30%, 02/01/18 (b)	250,000	267,532
3.20%, 05/01/21 (b)	150,000	153,326
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (b)	650,000	680,075
ProLogis LP
2.75%, 02/15/19 (b)	150,000	153,593
4.25%, 08/15/23 (b)	200,000	212,087
Regency Centers LP
4.80%, 04/15/21	150,000	164,385
Simon Property Group LP
2.80%, 01/30/17 (b)	200,000	205,297
2.75%, 02/01/23 (b)	500,000	493,798
Ventas Realty LP
4.75%, 06/01/21 (b)	100,000	109,927
4.25%, 03/01/22 (b)	350,000	371,743
WP Carey, Inc.
4.00%, 02/01/25 (b)	250,000	244,172
		8,026,352
		100,625,525
Industrial 14.2%
Basic Industry 1.2%
Agrium, Inc.
6.75%, 01/15/19	250,000	289,385
3.15%, 10/01/22 (b)	300,000	298,306
3.38%, 03/15/25 (b)	500,000	490,089
6.13%, 01/15/41 (b)	300,000	353,647
Airgas, Inc.
1.65%, 02/15/18 (b)	350,000	348,647
3.65%, 07/15/24 (b)	300,000	307,052
Barrick Gold Corp.
6.95%, 04/01/19	250,000	291,311
Barrick North America Finance LLC
4.40%, 05/30/21	500,000	519,356
5.75%, 05/01/43	500,000	506,147
Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20	250,000	270,480
BHP Billiton Finance (USA) Ltd.
3.25%, 11/21/21 (i)	700,000	730,559
4.13%, 02/24/42 (i)	250,000	241,479
Domtar Corp.
10.75%, 06/01/17	250,000	292,410
4.40%, 04/01/22 (b)	100,000	103,188
Eastman Chemical Co.
3.60%, 08/15/22 (b)	100,000	103,283
3.80%, 03/15/25 (b)	250,000	256,099
Ecolab, Inc.
3.00%, 12/08/16	200,000	205,680
2.25%, 01/12/20	100,000	100,068
Freeport-McMoran Oil & Gas LLC
6.50%, 11/15/20 (b)	975,000	1,035,937
6.75%, 02/01/22 (b)	228,000	243,390
Glencore Canada Corp.
6.20%, 06/15/35	250,000	262,925
International Paper Co.
7.50%, 08/15/21	250,000	315,231
7.30%, 11/15/39	300,000	379,675
Kinross Gold Corp.
5.13%, 09/01/21 (b)	150,000	152,010
5.95%, 03/15/24 (b)	150,000	145,973
Lubrizol Corp.
8.88%, 02/01/19	200,000	247,496
4

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
LYB International Finance BV
4.00%, 07/15/23	150,000	158,001
5.25%, 07/15/43	500,000	535,186
LyondellBasell Industries N.V.
5.00%, 04/15/19 (b)	500,000	548,707
6.00%, 11/15/21 (b)	500,000	586,333
Monsanto Co.
4.20%, 07/15/34 (b)	750,000	723,992
Newmont Mining Corp.
4.88%, 03/15/42 (b)	250,000	221,469
Packaging Corp. of America
3.90%, 06/15/22 (b)	100,000	103,000
3.65%, 09/15/24 (b)	250,000	250,445
Rio Tinto Finance (USA) Ltd.
3.50%, 11/02/20	250,000	264,151
7.13%, 07/15/28	200,000	260,735
Rio Tinto Finance (USA) PLC
2.25%, 12/14/18 (b)	250,000	252,807
4.75%, 03/22/42 (b)	500,000	515,884
Rock-Tenn Co.
4.45%, 03/01/19	250,000	267,376
Teck Resources Ltd.
4.75%, 01/15/22 (b)	300,000	294,698
The Dow Chemical Co.
4.25%, 11/15/20 (b)	600,000	650,976
7.38%, 11/01/29	325,000	434,657
4.25%, 10/01/34 (b)	150,000	147,248
The Valspar Corp.
4.20%, 01/15/22 (b)	150,000	159,101
Vale Overseas Ltd.
6.25%, 01/23/17	150,000	159,970
4.38%, 01/11/22 (g)	375,000	369,461
Vale S.A.
5.63%, 09/11/42	250,000	219,695
		15,613,715
Capital Goods 1.1%
Caterpillar Financial Services Corp.
1.25%, 11/06/17	700,000	702,787
7.15%, 02/15/19	500,000	594,838
Caterpillar, Inc.
3.80%, 08/15/42	250,000	237,434
Deere & Co.
5.38%, 10/16/29	550,000	663,483
Eaton Corp.
1.50%, 11/02/17	200,000	201,075
2.75%, 11/02/22	1,250,000	1,236,999
4.00%, 11/02/32	150,000	150,907
General Electric Co.
5.25%, 12/06/17	500,000	549,196
2.70%, 10/09/22	500,000	501,094
3.38%, 03/11/24	150,000	157,059
4.13%, 10/09/42	250,000	250,953
4.50%, 03/11/44	250,000	266,727
Honeywell International, Inc.
5.00%, 02/15/19	150,000	167,937
5.38%, 03/01/41	250,000	305,314
John Deere Capital Corp.
1.55%, 12/15/17	500,000	504,564
1.70%, 01/15/20	150,000	148,454
Joy Global, Inc.
6.00%, 11/15/16	150,000	159,727
Security Rate, Maturity Date	Face Amount ($)	Value ($)
L-3 Communications Corp.
4.95%, 02/15/21 (b)	250,000	269,332
Lockheed Martin Corp.
6.15%, 09/01/36	200,000	256,378
5.50%, 11/15/39	100,000	119,593
Northrop Grumman Corp.
1.75%, 06/01/18	350,000	350,539
Owens Corning
4.20%, 12/15/22 (b)	500,000	515,146
Raytheon Co.
4.88%, 10/15/40	150,000	166,918
Republic Services, Inc.
3.80%, 05/15/18	300,000	317,943
4.75%, 05/15/23 (b)	500,000	553,367
6.20%, 03/01/40	750,000	936,275
Textron, Inc.
7.25%, 10/01/19	500,000	592,663
5.95%, 09/21/21 (b)	750,000	874,882
The Boeing Co.
3.75%, 11/20/16	300,000	313,244
6.88%, 03/15/39 (i)	100,000	144,163
3.50%, 03/01/45 (b)	250,000	232,723
United Technologies Corp.
1.80%, 06/01/17	250,000	254,123
6.13%, 02/01/19	500,000	575,424
3.10%, 06/01/22	750,000	771,817
4.50%, 06/01/42	700,000	729,505
		14,772,583
Communications 2.5%
21st Century Fox America, Inc.
6.90%, 03/01/19	500,000	588,851
4.00%, 10/01/23	300,000	319,520
6.40%, 12/15/35	250,000	313,458
6.15%, 03/01/37	450,000	544,387
America Movil, S.A.B. de CV
2.38%, 09/08/16	500,000	508,130
5.00%, 10/16/19 (i)	200,000	223,022
6.13%, 03/30/40	500,000	603,555
4.38%, 07/16/42	300,000	291,444
American Tower Corp.
3.40%, 02/15/19	500,000	516,616
5.00%, 02/15/24	500,000	538,050
AT&T, Inc.
2.45%, 06/30/20 (b)	200,000	198,346
3.00%, 02/15/22 (i)	350,000	348,585
3.00%, 06/30/22 (b)	500,000	493,077
6.15%, 09/15/34	300,000	341,687
5.35%, 09/01/40	250,000	257,306
5.55%, 08/15/41	100,000	106,285
CBS Corp.
5.75%, 04/15/20 (i)	275,000	314,293
3.50%, 01/15/25 (b)	500,000	488,518
4.90%, 08/15/44 (b)	100,000	97,173
4.60%, 01/15/45 (b)	500,000	462,601
Comcast Corp.
5.70%, 07/01/19	200,000	230,496
3.38%, 02/15/25 (b)	100,000	101,607
3.38%, 08/15/25 (b)	1,000,000	1,015,142
6.50%, 11/15/35	175,000	224,736
Deutsche Telekom International Finance BV
6.00%, 07/08/19	400,000	462,902
    5

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
DIRECTV Holdings LLC
5.20%, 03/15/20	500,000	557,997
5.00%, 03/01/21	250,000	275,648
3.80%, 03/15/22	500,000	514,704
4.45%, 04/01/24 (b)	150,000	157,733
3.95%, 01/15/25 (b)	250,000	252,992
6.00%, 08/15/40 (b)	1,000,000	1,093,055
Discovery Communications LLC
3.45%, 03/15/25 (b)	500,000	482,737
Grupo Televisa S.A.B.
6.00%, 05/15/18	500,000	558,800
5.00%, 05/13/45 (b)	900,000	906,273
Historic TW, Inc.
6.88%, 06/15/18	500,000	574,624
NBCUniversal Media LLC
5.15%, 04/30/20	250,000	284,702
5.95%, 04/01/41	150,000	182,971
4.45%, 01/15/43	250,000	251,321
Omnicom Group, Inc.
4.45%, 08/15/20	750,000	819,565
3.65%, 11/01/24 (b)	250,000	251,033
Orange S.A.
2.75%, 02/06/19	150,000	154,130
9.00%, 03/01/31 (a)	200,000	296,589
5.38%, 01/13/42	100,000	111,015
Pacific Bell Telephone Co.
7.13%, 03/15/26	750,000	941,453
Qwest Corp.
6.75%, 12/01/21	300,000	337,949
Rogers Communications, Inc.
3.00%, 03/15/23 (b)	400,000	392,707
TCI Communication, Inc.
7.13%, 02/15/28	350,000	468,835
Telefonica Emisiones S.A.U.
5.13%, 04/27/20	100,000	111,321
5.46%, 02/16/21	500,000	566,745
7.05%, 06/20/36	100,000	129,747
Telefonos de Mexico, S.A.B. de CV
5.50%, 11/15/19	1,250,000	1,423,250
The Walt Disney Co.
5.63%, 09/15/16	300,000	319,188
4.13%, 12/01/41	100,000	103,336
Time Warner, Inc.
2.10%, 06/01/19	300,000	299,723
4.88%, 03/15/20	400,000	443,628
3.55%, 06/01/24 (b)	250,000	251,096
Verizon Communications, Inc.
2.50%, 09/15/16	206,000	209,629
1.35%, 06/09/17	250,000	249,985
3.65%, 09/14/18	350,000	369,246
4.50%, 09/15/20	1,000,000	1,091,944
3.00%, 11/01/21 (b)	200,000	201,430
5.15%, 09/15/23	500,000	559,358
4.15%, 03/15/24 (b)	200,000	211,838
3.50%, 11/01/24 (b)	200,000	200,832
7.75%, 12/01/30	250,000	339,042
6.40%, 09/15/33	500,000	589,753
4.40%, 11/01/34 (b)	1,500,000	1,448,355
5.85%, 09/15/35	650,000	734,492
4.75%, 11/01/41	1,000,000	982,025
6.55%, 09/15/43	1,000,000	1,218,999
Viacom, Inc.
2.50%, 12/15/16	300,000	305,985
4.25%, 09/01/23 (b)	150,000	155,486
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Vodafone Group PLC
6.15%, 02/27/37	250,000	283,812
		32,256,865
Consumer Cyclical 1.5%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (b)(c)	1,000,000	998,135
Amazon.com, Inc.
2.50%, 11/29/22 (b)	200,000	195,088
3.80%, 12/05/24 (b)	250,000	258,056
4.95%, 12/05/44 (b)	500,000	514,744
AutoZone, Inc.
4.00%, 11/15/20 (b)	500,000	537,617
BorgWarner, Inc.
3.38%, 03/15/25 (b)	750,000	757,826
CVS Health Corp.
6.13%, 08/15/16	500,000	531,458
2.25%, 08/12/19 (b)	250,000	252,016
4.75%, 05/18/20 (b)	350,000	393,031
2.75%, 12/01/22 (b)	1,000,000	984,867
3.38%, 08/12/24 (b)	250,000	252,954
eBay, Inc.
2.60%, 07/15/22 (b)	300,000	285,911
Ford Motor Co.
7.45%, 07/16/31	100,000	130,612
4.75%, 01/15/43	1,000,000	1,021,471
Ford Motor Credit Co. LLC
6.63%, 08/15/17	750,000	828,493
2.15%, 01/09/18	500,000	505,415
5.00%, 05/15/18	350,000	379,594
4.25%, 09/20/22	750,000	799,512
Host Hotels & Resorts LP
4.00%, 06/15/25 (b)	500,000	511,548
Johnson Controls, Inc.
3.63%, 07/02/24 (b)	300,000	307,031
4.63%, 07/02/44 (b)	300,000	303,981
Lowe's Cos., Inc.
3.12%, 04/15/22 (b)	150,000	155,075
4.65%, 04/15/42 (b)	100,000	108,785
Macy's Retail Holdings, Inc.
6.90%, 04/01/29	200,000	254,809
5.13%, 01/15/42 (b)	250,000	271,767
Marriott International, Inc.
3.00%, 03/01/19 (b)	200,000	205,733
3.13%, 10/15/21 (b)	200,000	204,489
McDonald's Corp.
2.63%, 01/15/22	200,000	199,614
3.70%, 02/15/42	200,000	180,709
NIKE, Inc.
2.25%, 05/01/23 (b)	200,000	196,616
3.63%, 05/01/43 (b)	100,000	95,486
Nordstrom, Inc.
6.25%, 01/15/18	100,000	112,068
QVC, Inc.
5.45%, 08/15/34 (b)	300,000	287,861
Starbucks Corp.
6.25%, 08/15/17	350,000	388,473
3.85%, 10/01/23 (b)	300,000	325,415
Target Corp.
3.50%, 07/01/24	400,000	416,859
The Gap, Inc.
5.95%, 04/12/21 (b)	100,000	115,190
6

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Home Depot, Inc.
3.75%, 02/15/24 (b)	150,000	159,879
5.88%, 12/16/36	500,000	618,627
4.88%, 02/15/44 (b)	150,000	163,580
Toyota Motor Credit Corp.
1.25%, 10/05/17	250,000	251,423
3.40%, 09/15/21	100,000	106,930
VF Corp.
6.45%, 11/01/37	50,000	66,814
Wal-Mart Stores, Inc.
5.38%, 04/05/17	500,000	541,926
5.80%, 02/15/18	300,000	337,343
3.25%, 10/25/20	500,000	532,484
5.88%, 04/05/27	275,000	354,180
5.25%, 09/01/35	300,000	354,386
6.50%, 08/15/37	150,000	200,104
6.20%, 04/15/38	350,000	452,131
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19 (b)	500,000	507,984
3.80%, 11/18/24 (b)	500,000	504,007
Wyndham Worldwide Corp.
5.63%, 03/01/21	250,000	277,494
		19,697,601
Consumer Non-Cyclical 3.3%
AbbVie, Inc.
2.00%, 11/06/18	500,000	501,201
3.20%, 11/06/22 (b)	200,000	201,207
4.40%, 11/06/42	300,000	292,456
Altria Group, Inc.
4.75%, 05/05/21	150,000	166,426
2.85%, 08/09/22	200,000	196,585
4.00%, 01/31/24	600,000	623,277
5.38%, 01/31/44	500,000	537,830
AmerisourceBergen Corp.
3.50%, 11/15/21 (b)	500,000	526,084
3.25%, 03/01/25 (b)	150,000	149,290
Amgen, Inc.
2.50%, 11/15/16 (i)	250,000	255,173
5.70%, 02/01/19 (i)	500,000	565,470
3.63%, 05/15/22 (b)	150,000	156,392
Anheuser-Busch InBev Finance, Inc.
1.13%, 01/27/17	150,000	151,258
2.15%, 02/01/19	300,000	303,443
3.70%, 02/01/24	300,000	312,604
4.63%, 02/01/44	650,000	677,296
Anheuser-Busch InBev Worldwide, Inc.
1.38%, 07/15/17	350,000	352,718
5.00%, 04/15/20	450,000	509,746
4.38%, 02/15/21 (i)	150,000	165,949
Archer-Daniels-Midland Co.
5.45%, 03/15/18	150,000	166,493
AstraZeneca PLC
6.45%, 09/15/37	500,000	660,735
Baxter International, Inc.
4.50%, 06/15/43 (b)	200,000	203,930
Bristol-Myers Squibb Co.
3.25%, 08/01/42	150,000	131,656
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	100,000	122,295
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cardinal Health, Inc.
3.20%, 06/15/22	500,000	505,612
3.20%, 03/15/23	250,000	251,683
4.60%, 03/15/43	500,000	510,138
Celgene Corp.
2.25%, 05/15/19	1,000,000	1,009,665
3.63%, 05/15/24 (b)	1,000,000	1,025,429
4.63%, 05/15/44 (b)	1,000,000	1,011,650
Covidien International Finance S.A.
6.00%, 10/15/17	400,000	443,936
Delhaize Group S.A.
5.70%, 10/01/40	953,000	1,011,377
Diageo Capital PLC
5.75%, 10/23/17	1,000,000	1,105,743
1.13%, 04/29/18	100,000	99,511
2.63%, 04/29/23 (b)	1,000,000	984,735
5.88%, 09/30/36	150,000	184,880
3.88%, 04/29/43 (b)	250,000	241,848
Dr Pepper Snapple Group, Inc.
3.20%, 11/15/21 (b)	750,000	774,571
Eli Lilly & Co.
3.70%, 03/01/45 (b)	500,000	468,530
Express Scripts Holding Co.
2.65%, 02/15/17	250,000	255,854
2.25%, 06/15/19	500,000	500,014
4.75%, 11/15/21	450,000	498,668
General Mills, Inc.
5.65%, 02/15/19	500,000	563,915
Gilead Sciences, Inc.
4.40%, 12/01/21 (b)	1,000,000	1,110,210
3.50%, 02/01/25 (b)	500,000	512,218
5.65%, 12/01/41 (b)	1,000,000	1,197,440
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	400,000	520,904
Hasbro, Inc.
6.30%, 09/15/17	100,000	110,249
Johnson & Johnson
4.38%, 12/05/33 (b)	100,000	111,524
4.85%, 05/15/41	200,000	235,408
Kellogg Co.
7.45%, 04/01/31	250,000	323,947
Kimberly-Clark Corp.
6.13%, 08/01/17	500,000	554,719
7.50%, 11/01/18	325,000	388,036
5.30%, 03/01/41	200,000	236,816
Koninklijke Philips N.V.
5.00%, 03/15/42	300,000	314,012
Kraft Foods Group, Inc.
5.38%, 02/10/20	392,000	441,637
3.50%, 06/06/22	1,000,000	1,022,693
Lorillard Tobacco Co.
2.30%, 08/21/17	100,000	101,161
6.88%, 05/01/20	100,000	117,648
McKesson Corp.
2.28%, 03/15/19	650,000	654,928
3.80%, 03/15/24 (b)	500,000	517,301
Medtronic, Inc.
1.50%, 03/15/18 (c)	750,000	751,891
3.13%, 03/15/22 (b)	250,000	258,041
3.63%, 03/15/24 (b)	650,000	683,546
4.63%, 03/15/45 (c)	250,000	261,342
Merck & Co., Inc.
3.88%, 01/15/21 (b)	700,000	760,684
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	200,000	225,126
    7

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Molson Coors Brewing Co.
3.50%, 05/01/22 (g)	100,000	102,678
Mondelez International, Inc.
2.25%, 02/01/19 (b)	200,000	202,588
Mylan, Inc.
4.20%, 11/29/23 (b)	350,000	363,053
5.40%, 11/29/43 (b)	200,000	215,737
Newell Rubbermaid, Inc.
2.05%, 12/01/17	150,000	151,578
4.70%, 08/15/20	200,000	220,408
PepsiCo, Inc.
2.25%, 01/07/19 (b)	200,000	203,911
4.50%, 01/15/20	250,000	278,195
4.88%, 11/01/40	500,000	552,062
Perrigo Finance PLC
3.90%, 12/15/24 (b)	500,000	511,093
Pfizer, Inc.
6.20%, 03/15/19	500,000	579,020
7.20%, 03/15/39	250,000	355,318
Philip Morris International, Inc.
1.13%, 08/21/17	600,000	601,203
4.50%, 03/26/20	350,000	388,527
2.90%, 11/15/21	1,000,000	1,025,825
2.50%, 08/22/22	500,000	490,511
6.38%, 05/16/38	250,000	320,610
Quest Diagnostics, Inc.
4.70%, 04/01/21	750,000	814,993
Reynolds American, Inc.
3.25%, 11/01/22	100,000	98,721
4.75%, 11/01/42	150,000	144,400
Sanofi
1.25%, 04/10/18	250,000	250,020
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	13,000	15,539
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	91,000	94,577
The Coca-Cola Co.
3.15%, 11/15/20 (i)	200,000	211,774
2.50%, 04/01/23	750,000	742,250
The Kroger Co.
3.85%, 08/01/23 (b)	100,000	104,927
5.40%, 07/15/40 (b)	50,000	57,519
The Procter & Gamble Co.
4.70%, 02/15/19	400,000	445,295
Thermo Fisher Scientific, Inc.
4.15%, 02/01/24 (b)	300,000	315,514
5.30%, 02/01/44 (b)	300,000	338,009
Unilever Capital Corp.
4.25%, 02/10/21	700,000	779,288
Zimmer Holdings, Inc.
2.00%, 04/01/18	500,000	504,020
5.75%, 11/30/39	400,000	458,553
Zoetis, Inc.
4.70%, 02/01/43 (b)	100,000	98,752
		42,825,222
Energy 2.7%
Anadarko Petroleum Corp.
6.38%, 09/15/17	250,000	276,278
6.45%, 09/15/36 (i)	100,000	120,537
Apache Corp.
5.10%, 09/01/40 (b)	250,000	253,492
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Baker Hughes, Inc.
7.50%, 11/15/18 (i)	100,000	119,272
BP Capital Markets PLC
1.85%, 05/05/17 (i)	200,000	203,009
2.24%, 05/10/19	500,000	506,849
2.32%, 02/13/20	250,000	251,838
4.50%, 10/01/20	500,000	553,941
4.74%, 03/11/21	1,000,000	1,128,137
3.06%, 03/17/22	500,000	505,539
3.25%, 05/06/22	500,000	508,444
Buckeye Partners LP
4.35%, 10/15/24 (b)	200,000	199,815
Canadian Natural Resources Ltd.
5.70%, 05/15/17	250,000	269,433
3.90%, 02/01/25 (b)	500,000	506,422
5.85%, 02/01/35	250,000	282,326
6.25%, 03/15/38	200,000	237,059
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (b)	100,000	118,808
Chevron Corp.
1.37%, 03/02/18	500,000	501,585
3.19%, 06/24/23 (b)	500,000	513,570
Cimarex Energy Co.
5.88%, 05/01/22 (b)	500,000	541,875
Devon Energy Corp.
2.25%, 12/15/18 (b)	300,000	303,220
Dominion Gas Holdings LLC
4.80%, 11/01/43 (b)	400,000	428,308
El Paso Pipeline Partners Operating Co., LLC
4.30%, 05/01/24 (b)	450,000	451,886
4.70%, 11/01/42 (b)	100,000	88,077
Enbridge, Inc.
4.00%, 10/01/23 (b)	1,000,000	1,019,270
Encana Corp.
6.50%, 05/15/19	400,000	457,966
Energy Transfer Partners LP
6.70%, 07/01/18	1,000,000	1,134,398
9.00%, 04/15/19	187,000	229,783
5.20%, 02/01/22 (b)	500,000	535,332
6.63%, 10/15/36	200,000	221,578
5.15%, 02/01/43 (b)	150,000	144,814
EnLink Midstream Partners LP
4.40%, 04/01/24 (b)	350,000	359,648
5.05%, 04/01/45 (b)	650,000	622,783
Ensco PLC
4.70%, 03/15/21	350,000	362,442
4.50%, 10/01/24 (b)(g)	150,000	148,901
Enterprise Products Operating LLC
2.55%, 10/15/19 (b)	600,000	608,065
3.90%, 02/15/24 (b)	100,000	103,669
3.75%, 02/15/25 (b)	500,000	509,706
6.65%, 10/15/34	250,000	317,412
EOG Resources, Inc.
5.63%, 06/01/19	500,000	571,644
2.63%, 03/15/23 (b)	500,000	494,019
3.90%, 04/01/35 (b)	500,000	491,727
Exxon Mobil Corp.
3.57%, 03/06/45 (b)	500,000	478,340
Halliburton Co.
2.00%, 08/01/18 (b)	300,000	303,670
7.45%, 09/15/39	225,000	313,137
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (b)(c)	500,000	525,474
8

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Hess Corp.
8.13%, 02/15/19	300,000	360,276
7.30%, 08/15/31 (i)	300,000	365,719
5.60%, 02/15/41	100,000	107,237
Husky Energy, Inc.
7.25%, 12/15/19	163,000	193,493
4.00%, 04/15/24 (b)	1,000,000	1,018,500
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	312,226
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	400,000	466,174
6.95%, 01/15/38	500,000	561,580
5.00%, 08/15/42 (b)	200,000	184,335
5.40%, 09/01/44 (b)	100,000	96,275
Kinder Morgan, Inc.
7.25%, 06/01/18	250,000	282,919
4.30%, 06/01/25 (b)	250,000	250,963
5.55%, 06/01/45 (b)	200,000	196,235
Magellan Midstream Partners LP
4.20%, 12/01/42 (b)	250,000	236,841
Marathon Oil Corp.
2.80%, 11/01/22 (b)	200,000	192,617
Marathon Petroleum Corp.
3.63%, 09/15/24 (b)	500,000	506,087
6.50%, 03/01/41 (b)	250,000	300,183
MPLX LP
4.00%, 02/15/25 (b)	250,000	250,652
Nexen Energy ULC
6.20%, 07/30/19	125,000	143,772
5.88%, 03/10/35	300,000	345,400
Nisource Finance Corp.
5.25%, 02/15/43 (b)	300,000	336,018
Noble Holding International Ltd.
3.95%, 03/15/22 (g)	500,000	461,743
5.95%, 04/01/25 (b)	250,000	252,035
Phillips 66
5.88%, 05/01/42	150,000	170,957
Phillips 66 Partners LP
3.61%, 02/15/25 (b)	500,000	492,662
4.68%, 02/15/45 (b)	100,000	95,945
Pioneer Natural Resources Co.
7.50%, 01/15/20	1,000,000	1,192,887
Pride International, Inc.
7.88%, 08/15/40	250,000	286,434
Shell International Finance BV
5.20%, 03/22/17	500,000	539,075
3.63%, 08/21/42	500,000	460,364
Southern Natural Gas Co., LLC
5.90%, 04/01/17 (c)(i)	150,000	160,619
Spectra Energy Partners LP
2.95%, 09/25/18 (b)	300,000	308,795
Suncor Energy, Inc.
6.10%, 06/01/18	500,000	560,815
5.95%, 12/01/34	250,000	294,155
6.50%, 06/15/38	500,000	629,794
The Williams Cos., Inc.
7.88%, 09/01/21	200,000	244,981
4.55%, 06/24/24 (b)	500,000	512,532
8.75%, 03/15/32 (a)	350,000	450,822
Tosco Corp.
7.80%, 01/01/27	250,000	336,873
TransCanada PipeLines Ltd.
6.20%, 10/15/37	150,000	180,423
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Valero Energy Corp.
9.38%, 03/15/19	250,000	311,721
10.50%, 03/15/39	200,000	322,876
Weatherford International Ltd.
4.50%, 04/15/22 (b)	500,000	484,978
Western Gas Partners LP
3.95%, 06/01/25 (b)(h)	500,000	497,425
Williams Partners LP
3.60%, 03/15/22 (b)	100,000	99,570
XTO Energy, Inc.
6.75%, 08/01/37 (i)	100,000	146,356
		35,025,837
Other Industrial 0.0%
Thomas & Betts Corp.
5.63%, 11/15/21	250,000	295,328
Technology 1.4%
Amphenol Corp.
1.55%, 09/15/17	300,000	301,120
3.13%, 09/15/21 (b)	600,000	610,190
Apple, Inc.
1.00%, 05/03/18	200,000	198,305
2.40%, 05/03/23	300,000	291,596
3.85%, 05/04/43	100,000	94,174
Arrow Electronics, Inc.
3.00%, 03/01/18	500,000	511,835
4.50%, 03/01/23 (b)	500,000	521,416
Cisco Systems, Inc.
4.45%, 01/15/20 (i)	250,000	277,996
5.90%, 02/15/39	150,000	183,872
EMC Corp.
2.65%, 06/01/20	1,000,000	1,023,357
3.38%, 06/01/23 (b)	500,000	507,457
Fiserv, Inc.
2.70%, 06/01/20 (b)	250,000	251,098
3.85%, 06/01/25 (b)	250,000	253,933
Google, Inc.
3.38%, 02/25/24	300,000	313,817
Harris Corp.
6.15%, 12/15/40	150,000	176,316
Hewlett-Packard Co.
2.60%, 09/15/17	300,000	307,151
2.75%, 01/14/19	200,000	204,469
3.75%, 12/01/20	550,000	573,467
4.65%, 12/09/21	350,000	378,050
Ingram Micro, Inc.
5.00%, 08/10/22 (b)	250,000	266,016
4.95%, 12/15/24 (b)	150,000	156,278
Intel Corp.
1.95%, 10/01/16	250,000	254,245
3.30%, 10/01/21	400,000	423,511
4.80%, 10/01/41	150,000	159,258
International Business Machines Corp.
5.70%, 09/14/17	400,000	441,673
7.63%, 10/15/18 (i)	700,000	838,389
KLA-Tencor Corp.
4.65%, 11/01/24 (b)	350,000	359,150
Lam Research Corp.
2.75%, 03/15/20 (b)	250,000	251,820
3.80%, 03/15/25 (b)	500,000	497,883
    9

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Microsoft Corp.
5.30%, 02/08/41	500,000	587,511
Motorola Solutions, Inc.
3.50%, 03/01/23	500,000	486,827
NetApp, Inc.
2.00%, 12/15/17	1,000,000	1,007,328
3.38%, 06/15/21 (b)	350,000	352,806
Oracle Corp.
2.95%, 05/15/25 (b)	500,000	491,431
4.30%, 07/08/34 (b)	250,000	256,079
6.13%, 07/08/39	750,000	934,975
Pitney Bowes, Inc.
4.63%, 03/15/24 (b)	200,000	206,817
Seagate HDD Cayman
3.75%, 11/15/18	500,000	523,281
4.75%, 06/01/23	750,000	781,036
4.75%, 01/01/25 (c)	750,000	769,618
5.75%, 12/01/34 (b)(c)	250,000	257,564
Verisk Analytics, Inc.
4.00%, 06/15/25	250,000	250,669
Xerox Corp.
2.75%, 03/15/19	400,000	408,461
		17,942,245
Transportation 0.5%
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/27	750,000	750,000
Burlington Northern Santa Fe LLC
3.60%, 09/01/20 (b)	300,000	318,634
4.45%, 03/15/43 (b)	250,000	255,917
4.55%, 09/01/44 (b)	300,000	306,717
Canadian National Railway Co.
2.95%, 11/21/24 (b)	250,000	253,097
6.20%, 06/01/36	100,000	132,009
4.50%, 11/07/43 (b)	100,000	108,691
Canadian Pacific Railway Ltd.
4.50%, 01/15/22	250,000	275,234
Continental Airlines 2010-1 Class A Pass Through Trust
4.75%, 07/12/22	279,750	300,255
CSX Corp.
3.70%, 10/30/20 (b)	250,000	267,776
4.10%, 03/15/44 (b)	200,000	191,306
FedEx Corp.
2.63%, 08/01/22	200,000	197,781
3.88%, 08/01/42	200,000	180,466
Norfolk Southern Corp.
5.90%, 06/15/19	300,000	343,809
2.90%, 02/15/23 (b)	250,000	248,222
4.84%, 10/01/41	100,000	108,717
Ryder System, Inc.
2.55%, 06/01/19 (b)	200,000	202,205
Union Pacific Corp.
4.16%, 07/15/22 (b)	750,000	827,418
3.65%, 02/15/24 (b)	250,000	264,719
6.63%, 02/01/29	250,000	339,966
United Parcel Service, Inc.
1.13%, 10/01/17	250,000	251,044
6.20%, 01/15/38	150,000	194,003
4.88%, 11/15/40 (b)	250,000	282,933
		6,600,919
		185,030,315
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Utilities 1.7%
Electric 1.6%
Ameren Illinois Co.
2.70%, 09/01/22 (b)	400,000	400,974
American Electric Power Co., Inc.
1.65%, 12/15/17 (b)	600,000	601,681
Appalachian Power Co.
6.38%, 04/01/36 (i)	650,000	826,876
7.00%, 04/01/38 (i)	400,000	529,866
Arizona Public Service Co.
2.20%, 01/15/20 (b)	250,000	251,894
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (b)	500,000	522,027
6.50%, 09/15/37	500,000	636,315
CMS Energy Corp.
4.70%, 03/31/43 (b)	250,000	266,328
Commonwealth Edison Co.
1.95%, 09/01/16 (b)	500,000	507,331
Consolidated Edison Co. of New York, Inc.
5.30%, 03/01/35	350,000	410,031
Consumers Energy Co.
3.38%, 08/15/23 (b)	500,000	522,855
3.95%, 05/15/43 (b)	400,000	399,225
Dominion Resources, Inc.
4.45%, 03/15/21	450,000	494,312
5.25%, 08/01/33 (b)	500,000	551,324
DTE Electric Co.
3.65%, 03/15/24 (b)	150,000	159,485
Duke Energy Carolinas LLC
4.30%, 06/15/20	100,000	110,791
6.45%, 10/15/32	350,000	450,744
Duke Energy Corp.
3.75%, 04/15/24 (b)	250,000	261,882
Duke Energy Florida, Inc.
4.55%, 04/01/20	750,000	831,199
Duke Energy Progress, Inc.
4.15%, 12/01/44 (b)	600,000	613,135
Eversource Energy
3.15%, 01/15/25 (b)	500,000	497,868
Exelon Generation Co. LLC
2.95%, 01/15/20 (b)	400,000	406,048
4.00%, 10/01/20 (b)	300,000	316,286
5.60%, 06/15/42 (b)	300,000	328,087
Florida Power & Light Co.
6.20%, 06/01/36	500,000	666,939
Georgia Power Co.
4.75%, 09/01/40	350,000	377,399
LG&E & KU Energy LLC
3.75%, 11/15/20 (b)	600,000	635,044
NextEra Energy Capital Holdings, Inc.
3.63%, 06/15/23 (b)	200,000	206,217
Oncor Electric Delivery Co., LLC
2.15%, 06/01/19 (b)	800,000	804,071
4.55%, 12/01/41 (b)	500,000	533,988
Pacific Gas & Electric Co.
6.05%, 03/01/34	300,000	374,563
5.80%, 03/01/37	400,000	484,089
Pacificorp
5.50%, 01/15/19	150,000	169,716
6.00%, 01/15/39	500,000	633,840
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	200,000	196,386
10

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
PSEG Power LLC
5.13%, 04/15/20	150,000	167,078
8.63%, 04/15/31	500,000	719,577
San Diego Gas & Electric Co.
4.50%, 08/15/40	250,000	272,902
Sempra Energy
2.40%, 03/15/20 (b)	500,000	503,452
3.55%, 06/15/24 (b)	150,000	153,978
Southern California Edison Co.
5.50%, 08/15/18	250,000	281,138
Southern Power Co.
1.50%, 06/01/18	500,000	499,604
2.38%, 06/01/20 (b)	300,000	301,397
The Southern Co.
2.15%, 09/01/19 (b)	200,000	201,397
TransAlta Corp.
6.65%, 05/15/18	100,000	111,494
Union Electric Co.
3.90%, 09/15/42 (b)	200,000	199,857
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	315,000	347,162
4.80%, 09/15/41 (b)	750,000	815,255
		20,553,107
Natural Gas 0.1%
Atmos Energy Corp.
4.13%, 10/15/44 (b)	500,000	499,859
ONE Gas, Inc.
3.61%, 02/01/24 (b)	250,000	262,844
4.66%, 02/01/44 (b)	150,000	165,661
Sempra Energy
6.15%, 06/15/18	500,000	565,223
Southwest Gas Corp.
3.88%, 04/01/22 (b)	100,000	106,178
		1,599,765
		22,152,872
Total Corporate Bonds
(Cost $299,415,887)		307,808,712

U.S. Government and Government Agencies 39.1% of net assets
U.S. Government Agency Securities 3.2%
Fannie Mae
1.25%, 09/28/16	3,000,000	3,031,026
5.38%, 06/12/17 (i)	1,000,000	1,094,987
1.00%, 09/27/17	4,850,000	4,874,095
1.50%, 10/17/19 (b)	3,000,000	2,986,557
1.55%, 10/29/19 (b)	1,600,000	1,598,008
1.75%, 11/26/19	1,500,000	1,517,893
2.25%, 10/17/22 (b)	1,500,000	1,477,448
6.63%, 11/15/30 (i)	500,000	730,921
Federal Farm Credit Bank
4.88%, 01/17/17	500,000	534,601
Federal Home Loan Bank
0.38%, 06/24/16	1,500,000	1,499,983
1.00%, 06/21/17	450,000	453,182
1.00%, 08/09/17 (b)	100,000	100,005
1.00%, 11/09/17 (b)	1,000,000	999,432
5.00%, 11/17/17	750,000	826,046
5.38%, 05/15/19	500,000	578,915
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.88%, 12/09/22 (i)	3,500,000	3,438,820
5.50%, 07/15/36	500,000	673,457
Freddie Mac
2.00%, 08/25/16	1,000,000	1,019,147
0.88%, 10/14/16	2,250,000	2,262,973
1.00%, 09/29/17	2,500,000	2,510,305
0.88%, 03/07/18 (i)	2,000,000	1,996,608
1.25%, 05/14/18 (b)	1,750,000	1,752,812
4.88%, 06/13/18	1,000,000	1,116,539
1.38%, 05/01/20	1,250,000	1,242,844
2.38%, 01/13/22	1,500,000	1,540,831
Tennessee Valley Authority
3.88%, 02/15/21	340,000	377,481
4.65%, 06/15/35	1,000,000	1,156,975
		41,391,891
U.S. Treasury Obligations 35.9%
U.S. Treasury Bonds
8.13%, 08/15/19	1,000,000	1,280,078
6.00%, 02/15/26 (i)	3,500,000	4,794,727
6.50%, 11/15/26	1,000,000	1,435,781
6.63%, 02/15/27	1,000,000	1,455,156
6.38%, 08/15/27	1,000,000	1,440,938
6.13%, 11/15/27	400,000	568,031
5.25%, 11/15/28	2,500,000	3,336,132
5.25%, 02/15/29 (i)	2,000,000	2,673,438
5.38%, 02/15/31	2,000,000	2,758,594
5.00%, 05/15/37	500,000	693,633
4.38%, 11/15/39	1,000,000	1,280,000
4.38%, 05/15/40	1,750,000	2,244,648
3.88%, 08/15/40 (i)	2,300,000	2,742,032
4.25%, 11/15/40	1,650,000	2,082,868
4.75%, 02/15/41	1,450,000	1,969,507
4.38%, 05/15/41	1,250,000	1,613,184
3.75%, 08/15/41	2,000,000	2,347,812
3.13%, 11/15/41	3,785,000	3,990,809
3.13%, 02/15/42	2,230,000	2,347,597
3.00%, 05/15/42	1,000,000	1,027,344
2.75%, 08/15/42	2,025,000	1,977,698
2.75%, 11/15/42	2,000,000	1,952,188
3.13%, 02/15/43	1,000,000	1,049,766
2.88%, 05/15/43	3,000,000	3,001,173
3.63%, 08/15/43	3,000,000	3,453,516
3.75%, 11/15/43	1,000,000	1,177,188
3.63%, 02/15/44	3,000,000	3,454,686
3.38%, 05/15/44	3,500,000	3,855,194
3.13%, 08/15/44	1,000,000	1,052,578
3.00%, 11/15/44	4,000,000	4,111,564
2.50%, 02/15/45	6,500,000	6,026,722
3.00%, 05/15/45	2,000,000	2,061,406
U.S. Treasury Notes
0.50%, 06/15/16	3,000,000	3,005,625
0.50%, 06/30/16	3,000,000	3,005,157
1.50%, 06/30/16	2,000,000	2,025,000
3.25%, 06/30/16	1,000,000	1,031,406
0.63%, 07/15/16	4,000,000	4,012,500
0.50%, 07/31/16	3,000,000	3,004,923
1.50%, 07/31/16	1,000,000	1,013,203
3.25%, 07/31/16	1,850,000	1,911,860
4.88%, 08/15/16	1,000,000	1,054,062
1.00%, 08/31/16	1,500,000	1,511,484
3.00%, 08/31/16	2,100,000	2,167,595
0.88%, 09/15/16	3,000,000	3,018,048
    11

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.50%, 09/30/16	5,500,000	5,506,017
1.00%, 09/30/16	3,000,000	3,023,202
3.00%, 09/30/16	1,000,000	1,034,219
1.00%, 10/31/16	2,000,000	2,015,312
4.63%, 11/15/16	1,000,000	1,060,391
0.88%, 11/30/16	2,000,000	2,012,188
2.75%, 11/30/16 (i)	5,000,000	5,170,705
0.63%, 12/31/16	5,250,000	5,262,306
0.88%, 12/31/16	3,750,000	3,773,730
0.75%, 01/15/17	3,000,000	3,011,952
0.50%, 01/31/17	2,000,000	1,999,688
0.88%, 01/31/17	3,000,000	3,017,577
3.13%, 01/31/17 (i)	3,700,000	3,860,140
0.50%, 02/28/17	10,500,000	10,495,894
0.88%, 02/28/17	7,750,000	7,796,624
0.75%, 03/15/17	5,500,000	5,521,054
1.00%, 03/31/17	2,000,000	2,016,406
3.25%, 03/31/17	2,000,000	2,098,282
0.50%, 04/30/17	8,000,000	7,988,752
0.88%, 04/30/17	5,500,000	5,531,795
3.13%, 04/30/17 (i)	5,250,000	5,504,709
0.88%, 05/15/17	3,000,000	3,016,875
4.50%, 05/15/17	3,000,000	3,226,875
0.63%, 05/31/17	2,500,000	2,501,173
0.75%, 06/30/17	3,000,000	3,007,032
0.88%, 07/15/17	2,000,000	2,009,532
0.50%, 07/31/17	4,000,000	3,985,936
2.38%, 07/31/17	3,500,000	3,627,421
0.63%, 08/31/17	6,500,000	6,489,333
1.88%, 08/31/17	2,000,000	2,051,718
1.00%, 09/15/17	5,000,000	5,032,420
0.63%, 09/30/17	1,000,000	997,578
0.75%, 10/31/17	3,000,000	2,999,766
4.25%, 11/15/17	3,000,000	3,253,593
0.63%, 11/30/17	7,500,000	7,470,120
0.88%, 01/15/18	3,900,000	3,904,571
2.63%, 01/31/18	2,000,000	2,094,376
1.00%, 02/15/18	1,750,000	1,756,699
3.50%, 02/15/18	1,000,000	1,070,938
0.75%, 03/31/18	3,000,000	2,987,814
2.88%, 03/31/18	2,500,000	2,638,478
3.88%, 05/15/18	2,500,000	2,715,625
1.00%, 05/31/18	1,000,000	1,001,406
1.38%, 07/31/18	1,500,000	1,516,875
4.00%, 08/15/18	2,000,000	2,191,406
1.50%, 08/31/18	3,000,000	3,044,064
1.38%, 09/30/18	4,000,000	4,040,624
1.25%, 10/31/18	1,000,000	1,005,234
1.75%, 10/31/18	4,000,000	4,089,376
3.75%, 11/15/18	3,000,000	3,271,173
1.25%, 11/30/18	6,000,000	6,028,128
1.38%, 11/30/18	3,000,000	3,027,657
1.38%, 12/31/18	5,000,000	5,041,015
1.50%, 01/31/19	2,000,000	2,024,062
2.75%, 02/15/19	1,500,000	1,585,782
1.50%, 02/28/19	4,500,000	4,551,327
1.50%, 03/31/19	2,000,000	2,021,562
1.63%, 03/31/19	5,000,000	5,076,560
1.63%, 04/30/19	1,500,000	1,522,500
3.13%, 05/15/19	3,000,000	3,216,564
1.50%, 05/31/19	3,000,000	3,028,125
1.00%, 06/30/19	1,500,000	1,483,593
1.63%, 06/30/19	3,000,000	3,040,548
1.63%, 07/31/19	2,500,000	2,532,030
3.63%, 08/15/19	3,000,000	3,283,827
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.00%, 08/31/19	2,000,000	1,972,968
1.63%, 08/31/19	3,500,000	3,543,750
1.75%, 09/30/19	5,500,000	5,593,241
1.50%, 10/31/19	2,500,000	2,514,063
3.38%, 11/15/19	3,000,000	3,259,218
1.00%, 11/30/19	1,500,000	1,474,218
1.63%, 12/31/19	9,250,000	9,339,614
3.63%, 02/15/20 (i)	5,000,000	5,504,690
1.13%, 04/30/20	1,000,000	983,906
1.38%, 04/30/20	5,000,000	4,978,125
1.38%, 05/31/20	1,000,000	995,078
1.88%, 06/30/20	1,550,000	1,578,700
2.00%, 07/31/20	3,000,000	3,072,423
2.63%, 08/15/20 (i)	2,000,000	2,108,750
2.00%, 09/30/20	1,000,000	1,022,422
2.63%, 11/15/20	4,000,000	4,214,688
2.00%, 11/30/20	1,000,000	1,021,016
2.38%, 12/31/20	6,250,000	6,502,444
2.13%, 01/31/21	2,000,000	2,052,188
3.63%, 02/15/21	2,000,000	2,216,718
2.25%, 04/30/21	2,500,000	2,579,298
3.13%, 05/15/21 (i)	6,600,000	7,136,250
2.00%, 05/31/21	2,000,000	2,033,750
2.13%, 06/30/21	1,000,000	1,023,281
2.25%, 07/31/21	1,200,000	1,236,844
2.13%, 08/15/21 (i)	1,000,000	1,022,500
2.00%, 08/31/21	2,000,000	2,029,376
2.00%, 10/31/21	2,000,000	2,027,188
2.00%, 11/15/21	5,750,000	5,828,165
1.88%, 11/30/21	6,000,000	6,031,404
1.50%, 01/31/22	3,750,000	3,673,534
2.00%, 02/15/22	3,000,000	3,036,564
1.75%, 04/30/22	2,000,000	1,988,124
1.75%, 05/15/22	1,250,000	1,242,871
1.88%, 05/31/22	3,000,000	3,006,564
1.63%, 08/15/22	3,000,000	2,951,718
1.63%, 11/15/22	2,500,000	2,453,905
2.00%, 02/15/23	3,000,000	3,019,218
1.75%, 05/15/23	4,250,000	4,186,913
2.50%, 08/15/23	2,500,000	2,603,125
2.50%, 05/15/24	1,000,000	1,037,422
2.38%, 08/15/24	5,000,000	5,130,080
2.25%, 11/15/24	3,250,000	3,296,212
2.00%, 02/15/25	5,250,000	5,206,115
2.13%, 05/15/25	5,000,000	5,015,235
		466,922,981
Total U.S. Government and Government Agencies
(Cost $495,149,549)		508,314,872

Commercial Mortgage-Backed Securities 2.0% of net assets
Banc of America Commercial Mortgage Trust
Series 2007-1 Class A4
5.45%, 01/15/49 (b)(i)	908,959	962,103
Series 2007-2 Class A4
5.61%, 04/10/49 (a)(b)	1,600,000	1,685,926
Series 2007-4 Class A4
5.74%, 02/10/51 (a)(b)	2,107,206	2,275,770
Bear Stearns Commercial Mortgage Securities
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	380,000	411,580
12

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Citigroup Commercial Mortgage Trust
Series 2013-GC17 Class A4
4.13%, 11/10/46 (b)	450,000	496,431
Series 2014-GC21 Class A2
2.90%, 05/10/47 (b)	600,000	622,975
COMM 2013-CCRE11 Mortgage Trust
Series 2013-CR10 Class A4
4.21%, 08/10/46 (b)	1,500,000	1,662,043
Fannie Mae-Aces
Series 2011-M5 Class A2
2.94%, 07/25/21 (b)	700,000	732,404
Series 2013-M12 Class A
1.53%, 10/25/17 (b)	236,828	238,790
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	1,000,000	1,029,145
FHLMC Multifamily Structured Pass-Through Certificates
Series K014 Class A1
2.79%, 10/25/20 (b)	803,402	834,799
Series K021 Class A2
2.40%, 06/25/22 (b)	195,000	197,276
Series K024 Class A2
2.57%, 09/25/22 (b)	200,000	204,093
Series K026 Class A2
2.51%, 11/25/22 (b)	1,400,000	1,420,850
Series K027 Class A2
2.64%, 01/25/23 (b)	300,000	306,878
Series K029 Class A2
3.32%, 02/25/23 (a)(b)	100,000	106,828
Series K030 Class A1
2.78%, 09/25/22 (b)	183,095	190,664
Series K035 Class A2
3.46%, 08/25/23 (a)(b)	1,500,000	1,612,370
Series K040 Class A2
3.24%, 09/25/24 (b)	200,000	210,844
Series K714 Class A2
3.03%, 10/25/20 (b)	380,000	402,169
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)(i)	731,406	772,405
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A2
3.02%, 08/15/46 (b)	3,400,000	3,546,433
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13 Class A2
2.67%, 01/15/46 (b)	800,000	825,674
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13 Class A2
2.94%, 11/15/46 (b)	200,000	207,782
Morgan Stanley Capital I Trust
Series 2012-C4 Class A4
3.24%, 03/15/45 (b)	2,000,000	2,095,018
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(b)	1,500,000	1,657,588
WFRBS Commercial Mortgage Trust
Series 2013-C11 Class A2
2.03%, 03/15/45 (b)	400,000	406,312
Series 2013-C14 Class A2
2.13%, 06/15/46 (b)	324,000	329,489
Total Commercial Mortgage-Backed Securities
(Cost $24,894,184)		25,444,639

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Asset-Backed Obligations 0.6% of net assets
Capital One Multi-Asset Execution Trust
Series 2007-A7 Class A7
5.75%, 07/15/20 (b)	100,000	110,387
Chase Issuance Trust
Series 2014-A7 Class A7
1.38%, 11/15/19 (b)	400,000	401,725
Citibank Credit Card Issuance Trust
Series 2014-A4 Class A4
1.23%, 04/24/19 (b)	1,100,000	1,103,460
Series 2007-A8 Class A8
5.65%, 09/20/19 (b)	850,000	935,870
Series 2014-A5 Class A5
2.68%, 06/07/23 (b)	1,500,000	1,543,482
Discover Card Execution Note Trust
Series 2014-A3 Class A3
1.22%, 10/15/19 (b)	400,000	401,096
Series 2014-A4 Class A4
2.12%, 12/15/21 (b)	1,000,000	1,014,727
Series 2012-A6 Class A6
1.67%, 01/18/22 (b)	200,000	199,288
Ford Credit Auto Owner Trust
Series 2013-A Class A4
0.78%, 05/15/18 (b)	150,000	149,958
Honda Auto Receivables Owner Trust
Series 2014-2 Class A4
1.18%, 05/18/20 (b)	100,000	100,243
Hyundai Auto Receivables Trust
Series 2013-A Class A4
0.75%, 09/17/18 (b)	630,000	630,061
Series 2013-C Class A4
1.55%, 03/15/19 (b)	100,000	101,046
Nissan Auto Receivables Owner Trust
Series 2013-A Class A4
0.75%, 07/15/19 (b)	200,000	200,087
Volkswagen Auto Loan Enhanced Trust
Series 2012-2 Class A4
0.66%, 03/20/19 (b)	400,000	399,097
Series 2013-2 Class A4
1.16%, 03/20/20 (b)	50,000	49,938
Total Asset-Backed Obligations
(Cost $7,284,764)		7,340,465

Foreign Securities 5.1% of net assets
Foreign Agencies 1.5%
Austria 0.1%
Oesterreichische Kontrollbank AG
5.00%, 04/25/17	400,000	431,549
1.13%, 05/29/18	250,000	249,875
		681,424
Brazil 0.1%
Petrobras Global Finance BV
3.00%, 01/15/19	500,000	468,725
4.38%, 05/20/23	500,000	447,500
5.63%, 05/20/43	500,000	414,155
    13

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Petrobras International Finance Co., S.A.
5.75%, 01/20/20	700,000	700,980
5.38%, 01/27/21	500,000	489,000
		2,520,360
Germany 0.4%
Kreditanstalt Fuer Wiederaufbau
0.50%, 07/15/16 (d)	350,000	350,220
4.88%, 01/17/17 (d)	850,000	908,201
4.38%, 03/15/18 (d)	500,000	546,706
4.50%, 07/16/18 (d)	1,250,000	1,379,940
1.88%, 04/01/19 (d)	350,000	357,662
4.00%, 01/27/20 (d)	550,000	610,598
2.75%, 09/08/20 (d)	750,000	792,264
Landwirtschaftliche Rentenbank
1.00%, 04/04/18 (d)	150,000	149,873
1.88%, 09/17/18 (d)	1,000,000	1,022,987
		6,118,451
Japan 0.1%
Japan Finance Corp.
2.25%, 07/13/16	300,000	305,227
1.75%, 07/31/18	500,000	506,613
		811,840
Mexico 0.3%
Petroleos Mexicanos
3.50%, 07/23/20 (c)	500,000	508,195
5.50%, 01/21/21	500,000	548,305
3.50%, 01/30/23	250,000	242,188
6.63%, 06/15/35	1,000,000	1,128,000
6.50%, 06/02/41	200,000	220,000
5.50%, 06/27/44	500,000	489,500
5.63%, 01/23/46 (c)	750,000	744,112
		3,880,300
Norway 0.1%
Statoil A.S.A.
3.13%, 08/17/17	200,000	208,785
7.75%, 06/15/23	100,000	131,452
3.70%, 03/01/24	600,000	633,647
5.10%, 08/17/40	250,000	285,977
		1,259,861
Republic of Korea 0.3%
Export-Import Bank of Korea
4.00%, 01/11/17	600,000	625,865
2.88%, 01/21/25	750,000	747,317
The Korea Development Bank
4.00%, 09/09/16	1,000,000	1,036,331
2.25%, 05/18/20	250,000	251,021
3.00%, 09/14/22	1,250,000	1,276,191
		3,936,725
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sweden 0.1%
Svensk Exportkredit AB
1.13%, 04/05/18	750,000	750,791
		19,959,752
Foreign Local Government 0.5%
Canada 0.5%
Province of British Columbia
2.00%, 10/23/22	400,000	397,604
Province of Manitoba
1.13%, 06/01/18	500,000	499,442
Province of Ontario
1.00%, 07/22/16	300,000	301,425
4.00%, 10/07/19	400,000	440,009
4.40%, 04/14/20 (i)	1,725,000	1,937,311
Province of Quebec
5.13%, 11/14/16	1,150,000	1,222,980
7.50%, 09/15/29	650,000	969,653
		5,768,424
Sovereign 1.5%
Brazil 0.1%
Federative Republic of Brazil
6.00%, 01/17/17 (i)	500,000	537,000
5.88%, 01/15/19	250,000	279,375
4.88%, 01/22/21	250,000	266,250
8.88%, 04/15/24 (i)	200,000	269,500
4.25%, 01/07/25	200,000	197,050
5.63%, 01/07/41	500,000	510,000
		2,059,175
Chile 0.1%
Republic of Chile
3.88%, 08/05/20	600,000	655,500
3.63%, 10/30/42	200,000	188,500
		844,000
Colombia 0.1%
Republic of Colombia
4.00%, 02/26/24 (b)	200,000	204,000
7.38%, 09/18/37	650,000	845,812
5.63%, 02/26/44 (b)	500,000	541,250
		1,591,062
Italy 0.1%
Republic of Italy
5.38%, 06/12/17	500,000	540,113
6.88%, 09/27/23	250,000	320,988
		861,101
Mexico 0.3%
United Mexican States
5.63%, 01/15/17	500,000	536,500
3.50%, 01/21/21	350,000	361,725
14

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.63%, 03/15/22	1,000,000	1,025,500
6.75%, 09/27/34	750,000	988,125
6.05%, 01/11/40	1,000,000	1,195,000
		4,106,850
Panama 0.1%
Republic of Panama
5.20%, 01/30/20	100,000	111,000
4.00%, 09/22/24 (b)	300,000	309,000
3.75%, 03/16/25 (b)	150,000	151,313
6.70%, 01/26/36	200,000	255,500
		826,813
Peru 0.1%
Republic of Peru
7.13%, 03/30/19	650,000	767,650
Philippines 0.2%
Republic of the Philippines
4.20%, 01/21/24	750,000	836,250
5.00%, 01/13/37	500,000	606,250
3.95%, 01/20/40	1,096,000	1,148,060
		2,590,560
Poland 0.1%
Republic of Poland
5.13%, 04/21/21	750,000	848,587
Republic of Korea 0.0%
Republic of Korea
7.13%, 04/16/19	250,000	299,650
South Africa 0.1%
Republic of South Africa
6.88%, 05/27/19	500,000	576,000
5.88%, 09/16/25	500,000	568,890
		1,144,890
Turkey 0.2%
Republic of Turkey
7.50%, 07/14/17	1,000,000	1,113,550
5.63%, 03/30/21	1,000,000	1,096,250
7.38%, 02/05/25	500,000	612,500
6.88%, 03/17/36	500,000	604,790
4.88%, 04/16/43	250,000	239,220
		3,666,310
		19,606,648
Supranational* 1.6%
African Development Bank
0.88%, 05/15/17	400,000	400,922
Asian Development Bank
5.59%, 07/16/18	500,000	562,604
1.50%, 01/22/20	500,000	500,590
2.00%, 01/22/25	750,000	737,587
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Council Of Europe Development Bank
1.63%, 03/10/20	500,000	501,677
European Bank for Reconstruction & Development
1.00%, 02/16/17	400,000	402,960
0.75%, 09/01/17	300,000	299,411
1.63%, 11/15/18	750,000	757,951
European Investment Bank
5.13%, 05/30/17	1,250,000	1,357,505
1.00%, 06/15/18	2,000,000	1,996,386
1.63%, 12/18/18	1,500,000	1,520,310
1.88%, 03/15/19	1,000,000	1,021,483
2.88%, 09/15/20	600,000	637,793
4.88%, 02/15/36	1,500,000	1,927,518
Inter-American Development Bank
0.63%, 09/12/16	750,000	750,697
1.13%, 03/15/17	1,000,000	1,007,626
0.88%, 03/15/18	350,000	349,053
3.88%, 09/17/19	500,000	550,230
4.38%, 01/24/44	250,000	303,671
International Bank for Reconstruction & Development
0.88%, 04/17/17	2,000,000	2,010,656
1.63%, 02/10/22	1,000,000	981,676
2.13%, 02/13/23	500,000	513,141
4.75%, 02/15/35	500,000	623,626
International Finance Corp.
1.13%, 11/23/16	750,000	754,684
1.75%, 09/04/18	350,000	354,331
1.75%, 09/16/19	350,000	353,165
		21,177,253
Total Foreign Securities
(Cost $65,422,528)		66,512,077

Municipal Bonds 1.0% of net assets
Fixed-Rate Obligations 1.0%
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49 (i)	500,000	686,005
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	500,000	703,655
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34 (i)	1,000,000	1,445,640
GO (Build America Bonds) Series 2010
7.95%, 03/01/36 (b)	210,000	256,022
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	300,000	453,213
Connecticut
GO (Build America Bonds) Series 2010D
5.09%, 10/01/30	100,000	112,761
GO (Teachers' Retirement Fund) Series 2008A
5.85%, 03/15/32	300,000	368,481
East Bay Municipal Utility District
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40 (i)	700,000	902,538
Georgia
GO (Build America Bonds) Series 2009H
4.50%, 11/01/25	1,000,000	1,108,490
    15

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Harvard College
MA Taxable Bonds Series 2013A
3.62%, 10/01/37	400,000	393,213
Illinois
GO Bonds Series 2011
5.37%, 03/01/17	750,000	786,607
GO Bonds Series 2003
4.95%, 06/01/23	130,000	133,831
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	300,000	283,011
JobsOhio Beverage System
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	750,000	795,660
Maryland State Transportation Auth
RB (Build America Bonds) Series 2009B
5.89%, 07/01/43	100,000	129,026
Metropolitan Government of Nashville & Davidson Cnty
GO (Build America Bonds) Series 2010B
5.71%, 07/01/34	200,000	238,190
Metropolitan Transportation Auth
GO (Build America Bonds) Series 2010E
6.81%, 11/15/40	350,000	476,791
New Jersey State Turnpike Auth
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	100,000	145,671
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	200,000	282,510
New Jersey Transportation Trust Fund Auth
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	250,000	277,242
New York City Municipal Water Finance Auth
Water and Sewer Systems Second General Resolution RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	150,000	198,563
New York City Transitional Finance Auth
Future Tax Secured RB (Qualified School Construction Bonds) Series 2010G3
5.27%, 05/01/27	250,000	294,035
Future Tax Secured RB (Build America Bonds) Series 2011A
5.51%, 08/01/37	100,000	123,590
Northwestern University
3.69%, 12/01/38	500,000	495,129
Texas
GO (Build America Bonds) Series 2010A
4.63%, 04/01/33	255,000	287,071
GO (Build America Bonds) Series 2009A
5.52%, 04/01/39	300,000	390,111
Texas State Transportation Commission
RB (Build America Bonds) Series 2010B
5.03%, 04/01/26	600,000	700,728
The Metropolitan Museum of Art
Series 2015
3.40%, 07/01/45	500,000	458,324
Total Municipal Bonds
(Cost $12,025,907)		12,926,108
Security	Number of Shares	Value ($)
Other Investment Companies 0.4% of net assets
Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	4,574,272	4,574,272
Securities Lending Collateral 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	1,219,923	1,219,923
Total Other Investment Companies
(Cost $5,794,195)		5,794,195
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 6.4% of net assets
U.S. Government Agency Securities 6.4%
Federal Home Loan Bank
0.04%, 06/23/15 (f)	10,000,000	9,999,940
0.05%, 06/03/15 (f)	7,000,000	6,999,993
0.05%, 06/10/15 (f)	10,000,000	9,999,970
0.05%, 06/17/15 (f)	20,000,000	19,999,920
0.06%, 06/05/15 (f)	10,000,000	9,999,990
0.06%, 06/12/15 (f)	5,000,000	4,999,985
0.07%, 06/10/15 (f)	9,000,000	8,999,973
Freddie Mac
0.03%, 06/22/15 (f)	12,000,000	11,999,928
Total Short-Term Investments
(Cost $82,998,682)		82,999,699

End of Investments.

16

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

At 05/31/15, the tax basis cost of the fund's investments was $1,349,378,577 and the unrealized appreciation and depreciation were $35,807,351 and ($3,271,727), respectively, with a net unrealized appreciation of $32,535,624.
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,202,450 or 0.4% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	All or a portion of this security is on loan. Securities on loan were valued at $1,183,542.
(h)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(i)	All or a portion of this security is designated as collateral for delayed-delivery securities.

GO –	General obligation
RB –	Revenue bond
REIT –	Real Estate Investment Trust

Under procedures approved by the fund's Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1
    17

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mortgage-Backed Securities[1]	$—	$364,773,434	$—	$364,773,434
Corporate Bonds[1]	—	307,808,712	—	307,808,712
U.S. Government and Government Agencies[1]	—	508,314,872	—	508,314,872
Commercial Mortgage-Backed Securities	—	25,444,639	—	25,444,639
Asset-Backed Obligations	—	7,340,465	—	7,340,465
Foreign Securities[1]	—	66,512,077	—	66,512,077
Municipal Bonds[1]	—	12,926,108	—	12,926,108
Other Investment Companies[1]	5,794,195	—	—	5,794,195
Short-Term Investments[1]	—	82,999,699	—	82,999,699
Total	$5,794,195	$1,376,120,006	$—	$1,381,914,201
[1]	As categorized in Portfolio Holdings.
18

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2014	Accrued Discounts (Premiums)	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of May 31, 2015
Corporate Bonds	$679,049	($164)	$26,543	($9,798)	$—	($695,630)	$—	$—	$—
Total	$679,049	($164)	$26,543	($9,798)	$—	($695,630)	$—	$—	$—
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2015.
REG406017MAY15
    19

Schwab Investments
Schwab GNMA Fund™
Portfolio Holdings  as of May 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
108.8%	Mortgage-Backed Securities	318,542,036	325,245,220
1.2%	Other Investment Company	3,537,208	3,537,208
19.5%	Short-Term Investments	58,498,818	58,499,721
129.5%	Total Investments	380,578,062	387,282,149
(4.5%)	TBA Sale Commitments	(13,448,125)	(13,427,969)
(25.0%)	Other Assets and Liabilities, Net		(74,876,482)
100.0%	Net Assets		298,977,698

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mortgage-Backed Securities 108.8% of net assets
TBA Securities 29.8%
Ginnie Mae TBA
2.50%, 06/01/45 (b)(e)	1,500,000	1,477,772
3.00%, 06/01/45 (b)(e)	41,500,000	42,523,478
4.00%, 06/01/45 (b)(e)	3,000,000	3,194,473
4.50%, 06/01/45 (b)(e)	1,000,000	1,083,129
3.50%, 07/01/45 (b)(e)	39,000,000	40,850,021
		89,128,873
U.S. Government Agency Mortgages 79.0%
Fannie Mae
5.45%, 12/01/31 to 07/01/32 (b)(f)	216,552	245,915
5.49%, 09/01/29 to 09/01/31 (b)(f)	98,759	112,225
5.50%, 09/01/17 (b)(f)	36,062	37,120
5.81%, 12/01/31 (b)(f)	69,555	79,166
6.50%, 04/01/31 (b)(f)	111,079	123,555
7.17%, 11/01/30 (b)(f)	9,544	9,574
Fannie Mae REMICs
4.00%, 04/25/18 to 02/25/28 (b)	294,019	297,088
4.50%, 01/25/30 to 11/25/36 (b)	245,233	250,933
5.00%, 02/25/19 to 11/25/33 (b)	572,429	576,969
5.50%, 06/25/23 to 09/25/34 (b)	179,273	181,365
6.00%, 12/25/16 (b)	102,021	104,523
7.00%, 09/25/22 (b)(f)	62,408	69,199
Freddie Mac REMICs
2.00%, 07/15/20 (b)(f)	260,704	261,589
3.00%, 08/15/19 to 07/15/27 (b)	290,635	293,902
3.00%, 12/15/40 (b)(f)	592,474	596,465
3.50%, 01/15/24 to 10/15/28 (b)	271,121	275,642
3.50%, 03/15/28 (b)(f)	1,852,622	1,869,735
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.00%, 11/15/23 (b)(f)	142,531	143,344
4.00%, 07/15/24 to 10/15/27 (b)	871,912	888,563
4.50%, 09/15/35	3,827	3,828
5.00%, 05/15/34	647	647
5.50%, 08/15/35 (b)	93,146	93,695
6.00%, 08/15/35 (b)	198,592	202,009
Ginnie Mae
1.63%, 07/20/24 to 04/20/37 (a)(b)(f)	384,370	397,226
1.75%, 02/20/32 (a)(b)(f)	24,660	25,681
2.00%, 07/20/28 (b)(f)	164,892	163,709
2.13%, 08/20/33 (a)(b)(f)	77,415	78,154
2.50%, 06/15/27 to 06/15/28 (b)(f)	1,431,456	1,475,221
2.50%, 08/15/27 (b)	349,307	360,483
3.00%, 02/15/26 to 07/20/44 (b)(f)	14,290,417	14,772,369
3.50%, 02/20/16 (a)(b)(f)	6,005	6,055
3.50%, 01/15/26 to 07/20/44 (b)(f)	6,774,404	7,139,954
3.50%, 01/20/27 to 04/01/45 (b)	33,690,765	35,490,883
4.00%, 06/20/20 to 03/01/45 (b)	4,169,676	4,455,562
4.00%, 12/15/24 to 01/20/45 (b)(f)	32,533,016	34,686,251
4.50%, 12/15/17 to 07/20/44 (b)(f)	13,312,639	14,639,860
4.50%, 08/20/19 to 03/01/45 (b)	12,089,627	13,191,890
5.00%, 11/15/17 to 04/20/40 (b)(f)	29,320,184	32,955,055
5.00%, 08/15/18 to 09/15/40 (b)	2,074,982	2,336,370
5.50%, 04/15/17 to 11/15/34 (b)(f)	13,337,771	15,371,900
5.50%, 05/15/22 (b)	35,703	38,362
6.00%, 05/15/16 to 06/20/37 (b)(f)	889,111	995,850
6.00%, 08/15/16 (f)	8,282	8,304
6.00%, 01/15/29 to 10/15/37 (b)	74,125	85,293
6.50%, 07/15/16 to 07/15/31 (b)(f)	127,026	146,278
6.50%, 10/15/23 (b)	9,931	11,280
7.00%, 09/20/16 to 05/15/17 (b)(f)	6,531	6,600
Ginnie Mae REMICs
2.00%, 03/20/36 to 08/20/36 (b)	331,755	334,303
2.25%, 03/20/36 (b)	446,284	448,673
3.00%, 11/16/30 to 04/16/40 (b)	1,179,048	1,192,896
3.50%, 01/20/36 to 04/20/37 (b)	749,303	761,350
4.00%, 02/20/37 to 08/20/38 (b)	226,263	230,088
4.27%, 10/20/43 (a)(b)(f)	16,996,143	18,432,045
4.50%, 08/20/32 to 01/16/38 (b)	1,352,741	1,375,710
4.75%, 06/20/38 (b)	1,149,820	1,183,661
5.00%, 09/20/31 to 04/16/38 (b)	1,346,170	1,370,240
5.50%, 09/16/32 to 03/20/35 (b)	201,832	203,959
5.66%, 12/20/37 (a)(b)(f)	13,584,983	15,386,181
6.00%, 04/20/20 to 08/20/33 (b)	620,583	633,453
6.46%, 08/20/34 (a)(b)(f)	7,556,558	9,008,147
		236,116,347
Total Mortgage-Backed Securities
(Cost $318,542,036)		325,245,220
    1

Schwab GNMA Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Other Investment Company 1.2% of net assets
Money Market Fund 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	3,537,208	3,537,208
Total Other Investment Company
(Cost $3,537,208)		3,537,208
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 19.5% of net assets
U.S. Government Agency Securities 19.5%
Federal Home Loan Bank
0.05%, 06/10/15 (d)(f)	10,000,000	9,999,970
0.05%, 06/12/15 (d)	2,000,000	1,999,994
0.05%, 06/17/15 (d)	10,000,000	9,999,960
0.05%, 06/25/15 (d)(f)	10,000,000	9,999,930
0.06%, 06/12/15 (d)	8,500,000	8,499,975
Freddie Mac
0.03%, 06/22/15 (d)	18,000,000	17,999,892
Total Short-Term Investments
(Cost $58,498,818)		58,499,721

End of Investments.

At 05/31/15, the tax basis cost of the fund's investments was $380,755,224 and the unrealized appreciation and depreciation were $6,763,166 and ($236,241), respectively, with a net unrealized appreciation of $6,526,925.
Security Rate, Maturity Dates	Face Amount ($)	Value ($)
TBA Sale Commitments 4.5% of net assets
U.S. Government Agency Mortgages 4.5%
Ginnie Mae TBA
5.00%, 06/01/45 (b)(e)	10,000,000	11,162,500
5.50%, 06/01/45 (b)(e)	2,000,000	2,265,469
Total TBA Sale Commitments
(Proceeds $13,448,125)		13,427,969
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the purchase yield.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.

REMIC –	Real Estate Mortgage Investment Conduit

Under procedures approved by the fund's Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
2

Schwab GNMA Fund
Portfolio Holdings (Unaudited) continued
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•  Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mortgage-Backed Securities[1]	$—	$325,245,220	$—	$325,245,220
Other Investment Company[1]	3,537,208	—	—	3,537,208
Short-Term Investments[1]	—	58,499,721	—	58,499,721
Total	$3,537,208	$383,744,941	$—	$387,282,149
    3

Schwab GNMA Fund
Portfolio Holdings (Unaudited) continued
Liabilities Valuation Input Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other Financial Instruments
TBA Sale Commitments[1]	$—	($13,427,969)	$—	($13,427,969)
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2015.
REG406018MAY15
4

Schwab Investments
Schwab® Treasury Inflation Protected Securities Index Fund
Portfolio Holdings  as of May 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
99.6%	U.S. Government Securities	255,397,798	267,730,439
0.1%	Other Investment Company	326,267	326,267
99.7%	Total Investments	255,724,065	268,056,706
0.3%	Other Assets and Liabilities, Net		881,837
100.0%	Net Assets		268,938,543

Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Government Securities 99.6% of net assets
U.S. Treasury Obligations 99.6%
U.S. Treasury Inflation Protected Securities
2.50%, 07/15/16	5,540,857	5,766,813
2.38%, 01/15/17	4,805,423	5,057,707
0.13%, 04/15/17	12,807,084	13,005,210
2.63%, 07/15/17	4,119,915	4,441,145
1.63%, 01/15/18	4,350,814	4,613,908
0.13%, 04/15/18	14,238,355	14,494,219
1.38%, 07/15/18	4,290,372	4,568,559
2.13%, 01/15/19	3,991,373	4,366,203
0.13%, 04/15/19	14,103,877	14,333,065
1.88%, 07/15/19	4,535,343	4,972,596
1.38%, 01/15/20	5,501,036	5,916,199
0.13%, 04/15/20	5,081,441	5,148,922
1.25%, 07/15/20	8,453,101	9,106,864
1.13%, 01/15/21	9,668,391	10,301,380
0.63%, 07/15/21	10,263,785	10,683,984
0.13%, 01/15/22	11,328,369	11,346,041
0.13%, 07/15/22	11,684,440	11,731,879
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.13%, 01/15/23	11,739,146	11,682,328
0.38%, 07/15/23	11,643,533	11,821,795
0.63%, 01/15/24	11,616,037	11,986,356
0.13%, 07/15/24	11,414,660	11,312,955
0.25%, 01/15/25	11,443,382	11,425,530
2.38%, 01/15/25	7,513,161	9,001,743
2.00%, 01/15/26	5,473,720	6,402,556
2.38%, 01/15/27	4,403,918	5,372,075
1.75%, 01/15/28	4,392,508	5,078,135
3.63%, 04/15/28	3,711,744	5,162,813
2.50%, 01/15/29	4,253,067	5,355,547
3.88%, 04/15/29	4,516,322	6,535,977
3.38%, 04/15/32	1,715,690	2,478,366
2.13%, 02/15/40	2,325,351	2,973,915
2.13%, 02/15/41	2,956,974	3,811,718
0.75%, 02/15/42	5,201,847	5,000,276
0.63%, 02/15/43	3,839,249	3,563,898
1.38%, 02/15/44	5,813,254	6,487,242
0.75%, 02/15/45	2,526,326	2,422,520
Total U.S. Government Securities
(Cost $255,397,798)		267,730,439
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	326,267	326,267
Total Other Investment Company
(Cost $326,267)		326,267

End of Investments.

At 05/31/15, the tax basis cost of the fund's investments was $257,849,184 and the unrealized appreciation and depreciation were $11,617,900 and ($1,410,378), respectively, with a net unrealized appreciation of $10,207,522.
(a)	The rate shown is the 7-day yield.

Under procedures approved by the fund's Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
    1

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings (Unaudited) continued
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•  Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and
2

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings (Unaudited) continued
changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Securities[1]	$—	$267,730,439	$—	$267,730,439
Other Investment Company[1]	326,267	—	—	326,267
Total	$326,267	$267,730,439	$—	$268,056,706
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2015.
REG406019MAY15
    3

Schwab Investments
Schwab Tax-Free Bond Fund™
Portfolio Holdings  as of May 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
93.6%	Fixed-Rate Obligations	587,275,414	607,825,941
5.6%	Variable-Rate Obligations	36,315,000	36,410,015
99.2%	Total Investments	623,590,414	644,235,956
0.8%	Other Assets and Liabilities, Net		5,224,914
100.0%	Net Assets		649,460,870

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 93.6% of net assets
ALABAMA 0.9%
Birmingham
GO Bonds Series 2013A	0.00%	03/01/43 (b)(f)	500,000	491,830
GO Refunding Warrants Series 2010A	5.00%	02/01/18 (e)	1,160,000	1,276,673
Huntsville
Water Revenue Warrants Series 2008	5.00%	11/01/15	250,000	255,088
Pell Special Care Facilities Financing Auth
RB (Noland Health Services) Series 2012A	5.00%	12/01/19	1,050,000	1,180,000
RB (Noland Health Services) Series 2012A	5.00%	12/01/20	950,000	1,080,340
Talladega
Water & Sewer Revenue Warrants Series 2015	5.00%	09/01/44 (b)	1,250,000	1,377,337
				5,661,268
ALASKA 1.3%
Alaska Housing Finance Corp
State Capital Project Bonds II Series 2012A	5.00%	12/01/17	1,105,000	1,216,738
Alaska Industrial Development & Export Auth
RB (Greater Fairbanks Community Hospital Fdn) Series 2014	5.00%	04/01/22	500,000	576,005
North Slope Borough
GO Bonds Series 2013A	5.00%	06/30/19	1,000,000	1,145,500
GO Bonds Series 2014C	5.00%	06/30/24 (b)	1,000,000	1,160,750
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/20	820,000	948,297
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/22 (b)	1,130,000	1,306,427
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/23 (b)	1,890,000	2,163,936
				8,517,653
ARIZONA 1.4%
Arizona Health Facilities Auth
Hospital RB (Phoenix Children's Hospital) Series 2013B	5.00%	02/01/43 (b)	1,000,000	1,057,660
Higley USD No. 60
GO & Refunding Bonds Series 2015	3.00%	07/01/18	600,000	627,246
GO & Refunding Bonds Series 2015	4.00%	07/01/19	500,000	545,440
GO & Refunding Bonds Series 2015	4.00%	07/01/20	580,000	637,925
Payson USD No.10
GO Bonds Series 2008B	5.75%	07/01/28 (b)(e)	1,375,000	1,570,676
Pima Cnty
COP Series 2013A	5.00%	12/01/17	550,000	603,290
COP Series 2013A	5.00%	12/01/18	400,000	447,608

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
COP Series 2013A	5.00%	12/01/19	500,000	570,490
GO Bonds Series 2012A	4.00%	07/01/22	140,000	157,338
Refunding COP Series 2013B	5.00%	12/01/16	625,000	665,256
Tucson
Refunding COP Series 2014	4.00%	07/01/22	700,000	777,434
Refunding COP Series 2014	4.00%	07/01/23	700,000	776,468
Univ Medical Center Corp
Hospital RB Series 2009	5.00%	07/01/15 (g)	170,000	170,717
Hospital RB Series 2009	5.50%	07/01/16	100,000	105,518
Hospital RB Series 2009	6.00%	07/01/18	300,000	344,175
				9,057,241
ARKANSAS 1.3%
Cabot
Sales & Use Tax Refunding & RB Series 2013	2.55%	06/01/43 (b)	1,110,000	1,112,475
Fayetteville
Sales & Use Tax Bonds Series 2013	2.80%	11/01/24	1,890,000	1,914,891
Fort Smith
Sales & Use Tax Refunding Bonds Series 2012	2.38%	05/01/27 (b)	255,000	255,923
Little Rock
Library Construction & Refunding Bonds Series 2012	3.10%	03/01/32 (b)	1,420,000	1,399,836
Sewer Refunding RB Series 2015	3.00%	04/01/23	885,000	925,153
Sewer Refunding RB Series 2015	5.00%	10/01/23	665,000	792,314
Sewer Refunding RB Series 2015	3.00%	04/01/24	1,260,000	1,307,376
Springdale
Sales & Use Tax Refunding Bonds Series 2013	2.60%	07/01/27 (b)	525,000	525,924
				8,233,892
CALIFORNIA 13.6%
ABAG Finance Auth
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/19	1,000,000	1,105,390
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	5.00%	08/01/17	955,000	1,039,699
California
GO Bonds	5.00%	11/01/32 (b)(e)	1,240,000	1,349,976
GO Bonds	5.00%	04/01/38 (b)	500,000	545,095
GO Bonds	5.00%	09/01/42 (b)	2,000,000	2,242,360
California Dept of Water Resources
Power Supply RB Series 2005G4	5.00%	05/01/16 (e)	750,000	783,060
California Health Facilities Financing Auth
Insured RB (Northern California Presbyterian Home & Services) Series 2015	5.00%	07/01/39 (a)(b)	1,300,000	1,449,877
RB (El Camino Hospital) Series 2015A	5.00%	02/01/22	500,000	587,970
RB (El Camino Hospital) Series 2015A	5.00%	02/01/23	750,000	891,502
RB (El Camino Hospital) Series 2015A	5.00%	02/01/24	1,100,000	1,309,231
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%	05/15/27 (b)(e)	2,005,000	2,307,254
California Municipal Finance Auth
Refunding RB (Azusa Pacific Univ) Series 2015B	5.00%	04/01/23	600,000	682,194
Refunding RB (Azusa Pacific Univ) Series 2015B	5.00%	04/01/24	600,000	683,220
Refunding RB (Azusa Pacific Univ) Series 2015B	5.00%	04/01/26 (b)	1,065,000	1,199,840
California Public Works Board
Lease Refunding RB Series 2014H	5.00%	12/01/20	1,605,000	1,882,922
California Statewide Communities Development Auth
RB (St. Joseph Health) Series 2000	4.50%	07/01/18	1,320,000	1,386,330
Emeryville Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/21	2,000,000	2,357,960
Fresno
Airport Refunding RB Series 2013A	5.00%	07/01/23	105,000	121,988
Airport Refunding RB Series 2013A	5.00%	07/01/30 (b)	90,000	98,639
Healdsburg School Facilities Financing Auth
GO RB Series 2014	4.00%	07/15/39 (b)	1,110,000	1,124,386
Inglewood USD
GO Bonds Series A	5.25%	08/01/27 (b)	935,000	1,064,152

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/21	600,000	691,716
Special Tax RB Series 2014A	5.00%	09/01/22	460,000	535,859
Kern Cnty
Refunding COP 2011 Series A	5.00%	11/01/16	1,935,000	2,044,734
Los Angeles
Judgment Obligation Bonds Series 2010A	4.00%	06/01/19	3,070,000	3,361,650
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District No. 14) Series 2015A	5.00%	10/01/24 (d)	2,500,000	2,966,300
Sub RB (District No. 14) Series 2015A	5.00%	10/01/25 (d)	2,340,000	2,780,552
Los Angeles Community Facilities District No. 4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/26 (b)	1,500,000	1,725,975
Los Angeles Municipal Improvement Corp
Lease RB Series 2009A	5.00%	04/01/17	975,000	1,053,146
Lease RB Series 2009C	4.00%	09/01/16	1,050,000	1,098,268
Lease RB Series 2009C	4.00%	09/01/17	100,000	107,244
Los Angeles USD
Refunding COP Series 2012B	5.00%	10/01/30 (b)	100,000	113,435
New Haven USD
GO Refunding Bonds Series 2014B	5.00%	08/01/21	1,000,000	1,173,890
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/17	3,500,000	3,809,400
Palo Alto
Limited Obligation Refunding Bonds Series 2012	4.00%	09/02/19	180,000	194,384
Limited Obligation Refunding Bonds Series 2012	4.00%	09/02/21	275,000	298,798
Pasadena Public Financing Auth
Lease RB Series 2010A	5.00%	03/01/22 (b)	360,000	414,004
Pomona USD
GO Refunding Bonds 2015	5.00%	08/01/33 (b)	575,000	652,769
GO Refunding Bonds 2015	5.00%	08/01/34 (b)	600,000	679,626
GO Refunding Bonds 2015	5.00%	08/01/35 (b)	570,000	644,681
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (b)	755,000	891,368
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2010A	5.00%	06/01/32 (b)	3,530,000	4,042,909
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	3.88%	03/01/18	2,165,000	2,308,150
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31 (f)	1,950,000	1,038,453
GO Bonds Series 2010C	0.00%	07/01/32 (f)	1,500,000	752,835
GO Bonds Series 2010C	0.00%	07/01/33 (f)	1,000,000	474,420
GO Bonds Series 2010C	0.00%	07/01/34 (f)	1,750,000	790,772
GO Bonds Series 2010C	0.00%	07/01/35 (f)	1,300,000	560,170
GO Refunding Bonds Series R4	5.00%	07/01/24	1,405,000	1,706,808
GO Refunding Bonds Series R4	5.00%	07/01/25	8,000,000	9,773,760
San Francisco CCD
GO Bonds Series 2010D	5.00%	06/15/29 (b)	1,000,000	1,111,070
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	3.00%	09/01/15	1,730,000	1,742,681
GO Refunding Bonds Series 2012	4.00%	09/01/18	1,885,000	2,061,191
GO Refunding Bonds Series 2012	5.00%	09/01/20	2,195,000	2,588,673
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/22	1,360,000	1,592,138
Tax Allocation Refunding Bonds 2014	5.00%	09/01/23	1,000,000	1,178,320
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24	1,250,000	1,478,375
Tiburon/Belvedere Wastewater Financing Auth
RB (Marin Cnty Sanitary District No. 5) Series 2012	3.00%	10/01/21	140,000	150,717
Univ of California
Limited RB Series 2012G	5.00%	05/15/42 (b)	2,800,000	3,104,864
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19	1,165,000	1,296,738
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/20	1,260,000	1,429,621
				88,633,509

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
COLORADO 1.7%
Boulder Cnty
COP (Flood Reconstruction) Series 2015	5.00%	12/01/18	775,000	870,627
COP (Flood Reconstruction) Series 2015	5.00%	12/01/24 (b)	375,000	430,504
COP (Flood Reconstruction) Series 2015	5.00%	12/01/25 (b)	500,000	572,330
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2009B3	1.88%	07/01/39 (b)	1,450,000	1,423,305
Refunding RB (Covenant Retirement Communities) Series 2015A	2.00%	12/01/16	515,000	522,792
Refunding RB (Covenant Retirement Communities) Series 2015A	3.00%	12/01/17	700,000	726,362
Refunding RB (Covenant Retirement Communities) Series 2015A	4.00%	12/01/18	575,000	613,910
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/18 (e)	1,630,000	1,714,108
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/19 (e)	1,735,000	1,837,920
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/21	1,900,000	2,010,333
Univ of Colorado Hospital Auth
RB Series 2012A	5.00%	11/15/16	440,000	468,486
				11,190,677
CONNECTICUT 1.6%
Connecticut
GO Bonds Series 2013A	5.00%	10/15/22	2,875,000	3,424,959
Greater New Haven Pollution Control Auth
Wastewater System Refunding RB Series 2014B	5.00%	08/15/24	300,000	361,464
Wastewater System Refunding RB Series 2014B	5.00%	08/15/25 (b)	900,000	1,070,532
Wastewater System Refunding RB Series 2014B	5.00%	08/15/26 (b)	625,000	734,844
Oxford
GO Refunding Bonds 2011	3.00%	08/01/16	120,000	123,565
GO Refunding Bonds 2011	4.00%	08/01/17	1,405,000	1,499,135
GO Refunding Bonds 2011	4.00%	08/01/18	1,445,000	1,568,648
GO Refunding Bonds 2011	4.00%	08/01/19	450,000	495,927
Stamford
Water Pollution Control RB Series 2013A	5.00%	08/15/26 (b)	140,000	161,854
Water Pollution Control RB Series 2013A	5.00%	08/15/29 (b)	15,000	16,982
West Haven
GO Bonds 2012	5.00%	08/01/20	865,000	981,368
				10,439,278
DELAWARE 0.2%
Delaware State Housing Auth
Sr S/F Mortgage RB Series 2011A2	4.25%	07/01/29 (b)	1,260,000	1,303,974
DISTRICT OF COLUMBIA 0.3%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%	12/01/27 (b)(e)	300,000	347,559
Income Tax Secured Refunding RB Series 2010A	5.00%	12/01/30 (b)	1,210,000	1,390,641
				1,738,200
FLORIDA 5.0%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics) Series 2008D1	6.25%	12/01/18	500,000	576,855
Escambia Cnty
Pollution Control Refunding RB (Gulf Power) Series 1997	2.10%	07/01/22 (b)	1,000,000	1,008,660
Florida Higher Educational Facilities Financing Auth
Refunding RB (Univ of Tampa) Series 2012A	5.00%	04/01/19	1,220,000	1,344,830
Refunding RB (Univ of Tampa) Series 2012A	5.25%	04/01/42 (b)	400,000	430,132
Florida Ports Financing Commission
Refunding RB Series 2011A	5.00%	10/01/28 (b)	1,500,000	1,714,170
Hillsborough Cnty School Board
Refunding COP Series 2010A	5.00%	07/01/24 (b)	3,485,000	3,965,825
Kissimmee Utility Auth
Electric System Sub Refunding RB Series 2003	5.25%	10/01/18	150,000	168,221

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Lee Cnty
Non-Ad Valorem Refunding RB Series 2012	4.00%	10/01/15	950,000	961,846
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/21	100,000	114,342
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/22	150,000	172,613
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/24	400,000	460,312
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (b)	250,000	284,378
Miami-Dade Cnty
Aviation RB Series 2010A	5.00%	10/01/20	500,000	575,240
Aviation RB Series 2010A	5.50%	10/01/26 (b)	4,690,000	5,458,363
Rickenbacker Causeway RB Series 2014	5.00%	10/01/23	740,000	864,794
Rickenbacker Causeway RB Series 2014	5.00%	10/01/25 (b)	810,000	943,933
Rickenbacker Causeway RB Series 2014	5.00%	10/01/35 (b)	575,000	636,416
Rickenbacker Causeway RB Series 2014	5.00%	10/01/36 (b)	890,000	982,836
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2008A	5.25%	04/01/16 (e)	600,000	622,584
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/22	550,000	648,004
Toll System RB Series 2014A	4.00%	07/01/23	1,730,000	1,933,102
Toll System RB Series 2014A	5.00%	07/01/24	625,000	747,956
Orange Cnty Health Facilities Auth
RB (Nemours Foundation) Series 2009A	5.00%	01/01/18	300,000	327,282
RB (Nemours Foundation) Series 2009A	5.00%	01/01/19	545,000	608,765
Palm Beach Cnty Health Facilities Auth
Hospital Refunding RB (Boca Raton Regional Hospital) Series 2014	5.00%	12/01/22	800,000	917,464
Palm Beach Cnty Solid Waste Auth
RB Series 2009	5.25%	10/01/18 (a)	1,900,000	2,156,082
Pasco Cnty
Water & Sewer RB Series 2009A	5.00%	10/01/16	75,000	79,575
Port St. Lucie
Utility System Refunding RB Series 2014	5.00%	09/01/20	250,000	286,600
Utility System Refunding RB Series 2014	5.00%	09/01/21	250,000	288,687
Utility System Refunding RB Series 2014	5.00%	09/01/22	485,000	563,235
Utility System Refunding RB Series 2014	5.00%	09/01/23	350,000	408,726
Sumter County Industrial Development Auth
Hospital RB (Central FL Health Alliance) Series 2014A	5.00%	07/01/22	200,000	227,012
Hospital RB (Central FL Health Alliance) Series 2014A	5.00%	07/01/24 (b)	150,000	170,678
Hospital RB (Central FL Health Alliance) Series 2014A	5.00%	07/01/26 (b)	270,000	300,240
Tampa
Sales Tax Refunding RB Series 2010	4.00%	10/01/20	535,000	595,006
Sales Tax Refunding RB Series 2010	5.00%	10/01/21 (b)	140,000	162,162
Tampa Bay Water
Utility System Refunding RB Series 2011	5.00%	10/01/18	850,000	956,573
				32,663,499
GEORGIA 0.6%
Burke Cnty Development Auth
Pollution Control RB (GA Power) Fourth Series 1994	2.20%	10/01/32 (b)	1,500,000	1,524,675
Fulton Cnty Development Auth
RB (Georgia State Univ) Series 2011	5.00%	10/01/15	825,000	837,862
RB (Georgia State Univ) Series 2011	5.00%	10/01/17	185,000	200,199
Macon-Bibb Cnty Hospital Auth
Revenue Anticipation Certificates (Medical Center of Central GA) Series 2009	4.00%	08/01/19	200,000	216,876
Monroe Cnty Development Auth
Pollution Control RB (GA Power) First Series 1995	2.00%	07/01/25 (b)	1,000,000	1,020,820
				3,800,432
GUAM 0.4%
Guam Power Auth
RB Series 2014A	5.00%	10/01/20	500,000	569,260
RB Series 2014A	5.00%	10/01/21	1,095,000	1,253,140
RB Series 2014A	5.00%	10/01/25 (b)	720,000	824,508
				2,646,908

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
HAWAII 0.8%
Hawaii
GO Bonds Series 2013EH	5.00%	08/01/20	3,000,000	3,515,580
Hawaii State Housing Finance & Development Corp
S/F Mortgage Purchase RB Series 2011B	4.50%	01/01/26 (b)	1,625,000	1,722,061
				5,237,641
IDAHO 0.9%
Nampa SD No. 131
GO Refunding Bonds Series 2011B	3.50%	08/15/19 (a)(e)	1,535,000	1,658,046
GO Refunding Bonds Series 2011B	4.00%	08/15/21 (a)(e)	1,835,000	2,037,492
GO Refunding Bonds Series 2011B	4.00%	08/15/22 (a)(e)	800,000	891,584
Univ of Idaho
General RB Series 2014	5.00%	04/01/21	350,000	409,643
General RB Series 2014	5.00%	04/01/24 (b)	200,000	233,848
General RB Series 2014	5.00%	04/01/26 (b)	300,000	345,498
				5,576,111
ILLINOIS 5.2%
Arlington Heights Park District
GO Refunding Bonds Series 2010B	2.00%	12/01/15	200,000	201,648
Bellwood Village
GO Refunding Bonds Series 2014	4.00%	12/01/21	500,000	537,995
GO Refunding Bonds Series 2014	5.00%	12/01/32 (b)	2,250,000	2,422,777
Chicago
O'Hare Passenger Facility Charge Refunding RB Series 2010D	5.00%	01/01/17 (e)	1,000,000	1,065,020
O'Hare Passenger Facility Charge Refunding RB Series 2010D	5.00%	01/01/18 (e)	1,200,000	1,310,736
O'Hare Passenger Facility Charge Refunding RB Series 2010D	5.00%	01/01/19 (e)	750,000	837,473
O'Hare Passenger Facility Charge Refunding RB Series 2012A	5.00%	01/01/31 (b)(e)	4,950,000	5,453,761
Chicago Park District
LT GO Refunding Bonds Series 2014D	5.00%	01/01/21	1,000,000	1,081,840
Community Unit SD No. 300
GO Refunding Bonds Series 2013	5.25%	01/01/31 (b)	4,940,000	5,628,093
Illinois
GO Bonds Series March 2012	5.00%	03/01/20	1,000,000	1,078,410
GO Bonds Series May 2014	5.00%	05/01/34 (b)	500,000	509,715
GO Bonds Series May 2014	5.00%	05/01/35 (b)	1,000,000	1,018,700
GO Refunding Bonds Series February 2010	5.00%	01/01/18	2,325,000	2,480,635
GO Refunding Bonds Series June 2006	5.00%	01/01/19	1,220,000	1,305,839
Sales Tax Jr Obligation RB Series June 2010	5.00%	06/15/20	400,000	459,676
Illinois Finance Auth
RB (Ascension Health) Series 2012E2	5.00%	11/15/42 (b)	1,300,000	1,402,726
RB (Rush Univ Medical Center) Series 2015A	5.00%	11/15/20	250,000	287,328
RB (Rush Univ Medical Center) Series 2015A	5.00%	11/15/38 (b)	1,750,000	1,922,007
Refunding RB (Silver Cross Hospital & Medical Centers) Series 2015C	5.00%	08/15/15	500,000	504,530
Refunding RB (Silver Cross Hospital & Medical Centers) Series 2015C	5.00%	08/15/25	450,000	507,578
Univ of Illinois
Health Services Facilities System RB Series 2013	6.00%	10/01/30 (b)	3,085,000	3,576,749
				33,593,236
INDIANA 1.7%
Indiana Finance Auth
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/20	145,000	164,265
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/21	250,000	285,512
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/22	320,000	367,226
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/23	380,000	437,103
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/22	700,000	803,306
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/24 (b)	1,940,000	2,233,910
Hospital RB (King's Daughters' Health) Series 2010	4.50%	08/15/15	1,370,000	1,380,700
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/16	400,000	413,768
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/17	480,000	515,064

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/18	1,000,000	1,100,170
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/19	1,000,000	1,121,440
State Revolving Fund Refunding Bonds Series 2010A	5.00%	02/01/19	945,000	1,073,784
Indiana Health Facility Financing Auth
Sub RB (Ascension Health) Series 2005A5	2.00%	11/01/27 (b)	1,000,000	1,023,090
				10,919,338
IOWA 0.1%
Iowa
Special Obligation Bonds Series 2010	5.00%	06/15/25 (b)	700,000	808,178
KANSAS 0.3%
Butler Cnty USD No. 375
GO Refunding Bonds Series 2014-1	4.00%	09/01/22	500,000	555,425
Johnson Cnty USD No. 512
GO Refunding Bonds (Shawnee Mission) Series 2015A	5.00%	10/01/34 (b)(d)	1,000,000	1,165,010
Kansas Development Finance Auth
Hospital RB (Adventist Health/Sunbelt) Series 2009D	5.00%	11/15/15	185,000	189,031
Olathe
Health Facilities RB (Olathe Medical Center) Series 2012A	4.00%	09/01/21	220,000	239,059
				2,148,525
KENTUCKY 0.8%
Kentucky
COP 2015	4.00%	06/15/24	400,000	437,412
COP 2015	5.00%	06/15/25	400,000	470,212
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare) Series 2009A	5.00%	08/15/18	750,000	831,300
RB (Catholic Health Initiatives) Series 2009B	2.70%	05/01/39 (b)	2,000,000	1,978,480
Kentucky State Property & Buildings Commission
Refunding RB Series A	5.00%	08/01/20	1,210,000	1,395,687
				5,113,091
LOUISIANA 0.2%
New Orleans
Sewerage Service Refunding RB Series 2014	5.00%	06/01/20	550,000	629,371
Sewerage Service Refunding RB Series 2014	5.00%	06/01/21	400,000	460,588
Sewerage Service Refunding RB Series 2014	5.00%	06/01/22	250,000	289,460
				1,379,419
MARYLAND 0.8%
Baltimore
Water RB Series 2013A	5.00%	07/01/19	750,000	859,177
Water RB Series 2013A	5.00%	07/01/20	150,000	175,109
Water RB Series 2013A	5.00%	07/01/21	450,000	531,990
Maryland Community Development Administration
Housing RB Series 1996A	5.88%	07/01/16 (b)	20,000	20,066
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/20	335,000	378,630
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/27 (b)	450,000	495,752
RB (Loyola Univ) Series 2014	4.00%	10/01/30 (b)	500,000	525,450
RB (Loyola Univ) Series 2014	4.00%	10/01/31 (b)	310,000	324,511
RB (Loyola Univ) Series 2014	4.00%	10/01/33 (b)	350,000	361,851
RB (Loyola Univ) Series 2014	4.00%	10/01/39 (b)	1,500,000	1,538,775
				5,211,311
MASSACHUSETTS 1.0%
Braintree
GO Refunding Bonds	5.00%	05/15/28	600,000	732,516
GO Refunding Bonds	5.00%	05/15/29	280,000	340,626

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Cambridge
GO Refunding Bonds Series B	4.00%	01/01/24	1,070,000	1,228,092
GO Refunding Bonds Series B	4.00%	01/01/25	1,000,000	1,149,240
Chatham
GO Refunding Bonds	5.00%	07/01/17 (e)	245,000	266,271
Massachusetts Development Finance Agency
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/15 (g)	325,000	326,082
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/17	1,000,000	1,058,560
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/18	885,000	958,066
Massachusetts Turnpike Auth
Turnpike RB Series 1993A	5.00%	01/01/20 (g)	540,000	592,396
				6,651,849
MICHIGAN 2.7%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25	700,000	859,761
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27	1,445,000	1,778,650
Sanitary Sewer System Refunding RB Series 2013	5.00%	01/01/25 (b)	135,000	160,557
Karegnondi Water Auth
Water Supply System Bonds Series 2014A	5.00%	11/01/24 (b)	1,695,000	1,941,283
Water Supply System Bonds Series 2014A	5.00%	11/01/25 (b)	2,625,000	2,986,567
Michigan
Refunding Bonds Series 2009	5.00%	11/01/22 (b)	2,200,000	2,514,864
Michigan Finance Auth
Refunding RB (Trinity Health) Series 2010A	5.00%	12/01/15	1,000,000	1,023,880
Michigan State Hospital Finance Auth
Refunding RB (Trinity Health) Series 2008A1	5.25%	12/01/15	1,500,000	1,537,710
Troy
LT GO Bonds Series 2013	5.00%	11/01/22 (b)	225,000	266,729
LT GO Bonds Series 2013	5.00%	11/01/23 (b)	150,000	178,767
LT GO Bonds Series 2013	5.00%	11/01/25 (b)	200,000	238,356
LT GO Bonds Series 2013	5.00%	11/01/26 (b)	150,000	178,251
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (b)	600,000	675,858
Airport RB Series 2014B	5.00%	12/01/33 (b)	825,000	928,595
Airport RB Series 2014B	5.00%	12/01/34 (b)	1,145,000	1,286,797
Western Townships Utilities Auth
LT GO Refunding Bonds Series 2012	4.00%	01/01/20	650,000	714,812
				17,271,437
MINNESOTA 1.7%
Mahtomedi ISD No. 832
GO Refunding Bonds Series 2014A	4.00%	02/01/20	1,945,000	2,164,882
GO Refunding Bonds Series 2014A	5.00%	02/01/21	600,000	704,688
GO Refunding Bonds Series 2014A	5.00%	02/01/22	500,000	594,040
Minnetonka ISD No. 276
GO Refunding Bonds Series 2013H	2.00%	02/01/17	300,000	306,840
GO Refunding Bonds Series 2013H	4.00%	02/01/22	960,000	1,084,032
Olmsted Cnty
GO Refunding Bonds Series 2012A	4.00%	02/01/20	1,765,000	1,972,440
Shakopee ISD No. 720
GO Refunding Bonds Series 2012A	4.00%	02/01/19	790,000	868,162
GO Refunding Bonds Series 2012A	5.00%	02/01/21	1,000,000	1,175,660
St. Paul Port Authority
Lease Refunding RB Series 2013-3	5.00%	12/01/24 (b)	540,000	646,213
Univ of Minnesota
GO Bonds Series 2011D	5.00%	12/01/20	220,000	260,190
GO Bonds Series 2011D	5.00%	12/01/21	425,000	508,806
GO Bonds Series 2013A	4.00%	02/01/20	595,000	664,645
				10,950,598

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
MISSISSIPPI 1.3%
Mississippi Development Bank
Special Obligation Bonds (Jackson Water & Sewer) Series 2013	6.88%	12/01/40 (b)	4,250,000	5,451,560
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/16	400,000	414,892
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/17	50,000	53,678
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/28 (b)	750,000	848,047
Mississippi Home Corp
Homeownership Mortgage RB Series 2011A	4.50%	06/01/25 (b)	1,410,000	1,483,588
				8,251,765
MISSOURI 1.5%
Boone Cnty
Hospital Refunding RB (Boone Hospital Center) Series 2012	4.00%	08/01/18	400,000	427,280
Butler Cnty SD R1
Lease Participation Certificates Series 2014	4.00%	03/01/20	200,000	218,630
Lease Participation Certificates Series 2014	4.00%	03/01/21	200,000	219,516
Lease Participation Certificates Series 2014	5.00%	03/01/23	200,000	234,640
Lease Participation Certificates Series 2014	5.00%	03/01/24	200,000	235,936
Missouri Health & Educational Facilities Auth
RB (St. Louis College of Pharmacy) Series 2013	5.00%	05/01/18	1,200,000	1,308,480
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/21	565,000	640,597
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/22	540,000	616,610
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/23	585,000	665,806
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/24	1,675,000	1,912,331
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/25 (b)	1,760,000	1,986,670
St. Charles SD
GO Refunding Bonds Series 2011	4.00%	03/01/17 (a)	1,300,000	1,371,058
				9,837,554
NEBRASKA 0.6%
Nebraska Investment Finance Auth
S/F Housing RB Series 2013A	2.50%	09/01/34 (b)	1,055,000	1,076,955
S/F Housing RB Series 2013C	2.50%	03/01/35 (b)	1,715,000	1,748,031
S/F Housing RB Series 2013E	3.00%	03/01/43 (b)	750,000	771,525
Nebraska Public Power District
General RB Series 2010C	5.00%	01/01/19	250,000	281,392
				3,877,903
NEVADA 1.8%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	4.00%	09/01/15	370,000	372,797
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	5.00%	09/01/18	1,265,000	1,383,075
Clark Cnty
Airport Passenger Facility Charge Sub Lien RB Series 2008A	5.00%	07/01/15 (e)	1,115,000	1,119,795
Airport System RB Sr Series 2010D	5.00%	07/01/17 (e)	1,000,000	1,086,610
Airport System RB Sr Series 2010D	5.00%	07/01/18 (e)	1,770,000	1,971,054
Nevada System of Higher Education
Univ RB Series 2011A	5.00%	07/01/18	5,375,000	6,015,109
				11,948,440
NEW HAMPSHIRE 0.4%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%	06/01/19	180,000	206,633
RB (Dartmouth-Hitchcock) Series 2009	6.00%	08/01/38 (b)	400,000	461,992
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2008E	6.63%	07/01/38 (b)	620,000	665,092
S/F Mortgage Acquisition RB Series 2011E	4.50%	01/01/28 (b)	975,000	1,020,796
				2,354,513

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
NEW JERSEY 4.3%
Cranbury Township
GO Refunding Bonds	2.75%	12/01/15 (e)	430,000	435,392
GO Refunding Bonds	3.00%	12/01/16	320,000	331,770
GO Refunding Bonds	3.00%	12/01/17	285,000	299,515
GO Refunding Bonds	4.00%	12/01/18	400,000	436,288
Flemington-Raritan Regional SD
GO Refunding Bonds Series 2014	4.00%	06/15/20	250,000	278,685
GO Refunding Bonds Series 2014	4.00%	06/15/21	985,000	1,103,033
GO Refunding Bonds Series 2014	4.00%	06/15/22	635,000	714,712
GO Refunding Bonds Series 2014	4.00%	06/15/23	500,000	566,275
Gloucester Cnty Improvement Auth
Refunding RB Series 2012	4.00%	12/01/17	425,000	453,101
Refunding RB Series 2012	4.00%	12/01/18	465,000	501,874
Refunding RB Series 2012	4.00%	12/01/19	485,000	528,553
Refunding RB Series 2012	4.00%	12/01/20	510,000	558,644
Refunding RB Series 2012	4.00%	12/01/21	355,000	388,423
Refunding RB Series 2012	4.00%	12/01/22	480,000	529,334
Mercer Cnty Improvement Auth
Refunding RB Series 2011	4.00%	09/01/15	1,000,000	1,009,520
Refunding RB Series 2011	4.00%	09/01/16	65,000	67,792
Refunding RB Series 2011	4.00%	09/01/17	1,620,000	1,729,836
Middlesex Cnty
Refunding COP Series 2011	4.00%	06/15/20	900,000	981,801
Refunding COP Series 2011	4.00%	06/15/21	265,000	289,065
Middlesex Cnty Improvement Auth
Lease RB Series 2008	4.00%	12/15/15	415,000	423,674
Lease Refunding RB Series 2010	3.00%	07/01/16	225,000	231,498
Lease Refunding RB Series 2014A	4.00%	12/15/19	465,000	516,052
Lease Refunding RB Series 2014A	5.00%	12/15/20	750,000	885,555
Lease Refunding RB Series 2014A	5.00%	12/15/21	1,080,000	1,290,762
Lease Refunding RB Series 2014A	5.00%	12/15/22	640,000	776,045
RB Series 2011	3.00%	09/15/16	1,270,000	1,312,545
Refunding RB Series 2011	4.00%	09/15/21	625,000	703,181
Monmouth Cnty Improvement Auth
Governmental Loan RB Series 2008	5.25%	12/01/18	85,000	96,903
Morris Cnty Improvement Auth
Bonds Series 2012A	3.00%	02/01/19	705,000	749,521
Bonds Series 2012A	3.00%	02/01/20	695,000	742,962
New Jersey Building Auth
Refunding RB Series 2009B	4.00%	12/15/19	135,000	140,512
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/16	920,000	958,336
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/19	2,500,000	2,700,950
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2001C	5.50%	12/15/15	10,000	10,243
Transportation System Bonds Series 2011B	5.50%	06/15/31 (b)	100,000	106,271
Passaic Cnty
GO Refunding Bonds Series 2011	5.00%	05/01/17	4,180,000	4,502,529
GO Refunding Bonds Series 2012	4.00%	02/01/17	245,000	257,593
GO Refunding Bonds Series 2012	4.00%	02/01/19	500,000	542,925
				28,151,670
NEW MEXICO 0.4%
Bernalillo Cnty
GO Refunding Bonds Series 2010	4.00%	02/01/19	375,000	412,009
GO Refunding Bonds Series 2010	4.00%	02/01/20	105,000	116,988
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare Services) Series 2015A	5.00%	08/01/31 (b)	750,000	842,820
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.25%	08/01/15 (g)	15,000	15,129

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.25%	08/01/15	485,000	489,156
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.50%	08/01/16 (g)	10,000	10,594
Santa Fe
Gross Receipt Tax Improvement & Refunding RB Series 2012A	4.00%	06/01/18	660,000	716,536
				2,603,232
NEW YORK 12.0%
Buffalo
School Refunding Bonds Series 2012E	3.00%	02/01/16	175,000	178,152
Dutchess County Local Development Corp
RB (Health Quest Systems) Series 2014A	5.00%	07/01/22	135,000	157,278
RB (Health Quest Systems) Series 2014A	4.00%	07/01/23	160,000	176,000
RB (Health Quest Systems) Series 2014A	5.00%	07/01/24	150,000	176,910
RB (Health Quest Systems) Series 2014A	5.00%	07/01/25 (b)	125,000	144,974
RB (Health Quest Systems) Series 2014A	5.00%	07/01/34 (b)	250,000	272,565
RB (Health Quest Systems) Series 2014A	5.00%	07/01/44 (b)	750,000	807,540
Lake Success
GO Refunding Bonds Series 2010B	4.00%	12/01/18	210,000	229,958
GO Refunding Bonds Series 2010B	4.00%	12/01/19	125,000	138,000
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008B2	5.00%	11/01/15	320,000	326,598
Transportation Refunding RB Series 2012F	5.00%	11/15/18	3,550,000	3,991,513
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A	5.00%	11/15/18	145,000	163,296
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/21	500,000	574,765
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/23	535,000	625,148
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/24	425,000	497,892
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (b)	1,000,000	1,154,620
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (b)	250,000	285,880
New York City
GO Bonds Fiscal 2006 Series F1	5.00%	09/01/17 (b)(g)	3,035,000	3,070,145
GO Bonds Fiscal 2006 Series F1	5.00%	09/01/17 (b)	55,000	55,683
GO Bonds Fiscal 2014 Series B	5.00%	08/01/22	1,700,000	2,025,992
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/22	3,800,000	4,495,894
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23	1,940,000	2,317,951
GO Bonds Fiscal 2014 Series J	5.00%	08/01/20	3,000,000	3,499,170
GO Bonds Fiscal 2015 Series C	5.00%	08/01/24	2,000,000	2,423,000
New York City Housing Development Corp
M/F Housing RB Series 2012H	0.95%	05/01/16	235,000	235,611
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2015 Series FF	5.00%	06/15/29 (b)	2,000,000	2,297,320
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2010 Series C1	4.00%	08/01/16	1,370,000	1,429,979
Future Tax Secured Sub RB Fiscal 2010 Series C1	4.00%	08/01/16 (g)	1,630,000	1,698,378
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/18	900,000	1,014,795
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/20 (b)	200,000	236,320
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%	02/01/35 (b)(e)	5,535,000	6,241,155
Future Tax Secured Sub RB Fiscal 2014 Series B1	5.00%	11/01/23	3,000,000	3,632,640
New York State Dormitory Auth
Hospital Refunding RB (Wyckoff Heights Medical Center) Series 2015	5.00%	02/15/20	1,295,000	1,491,322
Hospital Refunding RB (Wyckoff Heights Medical Center) Series 2015	5.00%	02/15/21	500,000	584,870
Master BOCES Program Lease RB (Oneida Herkimer Madison) Series 2008	5.25%	08/15/16	650,000	685,952
RB (Cornell Univ) Series 1990B	5.00%	07/01/18	80,000	89,501
RB (New York Univ Hospitals) Series 2011A	5.00%	07/01/15	1,000,000	1,004,300
RB (New York Univ Hospitals) Series 2011A	5.00%	07/01/19	1,370,000	1,549,854
State Personal Income Tax RB Series 2014A	5.00%	02/15/18 (g)	10,000	11,084
State Personal Income Tax RB Series 2014A	5.00%	02/15/18	2,990,000	3,299,764
New York State Thruway Auth
General RB Series I	5.00%	01/01/20	500,000	576,000
General RB Series I	5.00%	01/01/21	1,000,000	1,171,430
General Revenue Jr Obligations Series 2013A	4.00%	05/01/19	800,000	872,128
General Revenue Jr Obligations Series 2013A	5.00%	05/01/19	2,500,000	2,827,150
Service Contract Bonds Series 2009	4.00%	04/01/16	505,000	520,706

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Service Contract Bonds Series 2009	5.00%	04/01/16	1,540,000	1,601,323
Service Contract Bonds Series 2009	4.00%	04/01/17	650,000	688,630
New York State Tobacco Settlement Financing Corp
Asset-Backed RB Series 2013A	5.00%	06/01/21 (b)(e)	6,250,000	6,543,687
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1	5.00%	12/15/17	570,000	628,602
Niagara Frontier Transportation Auth
Airport Refunding RB Series 2014B	4.00%	04/01/16	500,000	514,885
Airport Refunding RB Series 2014B	5.00%	04/01/17	600,000	644,820
Airport Refunding RB Series 2014B	4.00%	04/01/18	450,000	482,841
Airport Refunding RB Series 2014B	5.00%	04/01/19	750,000	843,825
North Syracuse CSD
GO Refunding Bonds Series 2012B	4.00%	06/15/17	800,000	846,768
Otsego Cnty Capital Resource Corp
RB (Hartwick College) Series 2015A	5.00%	10/01/21	645,000	727,308
RB (Hartwick College) Series 2015A	5.00%	10/01/22	700,000	791,973
RB (Hartwick College) Series 2015A	5.00%	10/01/23	850,000	964,826
RB (Hartwick College) Series 2015A	5.00%	10/01/24	895,000	1,017,311
Scarsdale UFSD
GO Refunding Bonds 2012	4.00%	02/01/19	260,000	285,464
Westchester Cnty Local Development Corp
RB (Pace Univ) Series 2014A	5.00%	05/01/34 (b)	2,050,000	2,261,252
				78,102,698
NORTH CAROLINA 1.4%
Durham Cnty
COP Series 2009A	4.00%	06/01/18	1,610,000	1,747,413
North Carolina Housing Finance Agency
Home Ownership RB Series 2009-2	4.25%	01/01/28 (b)	1,090,000	1,127,496
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (WakeMed) Series 2012A	5.00%	10/01/21	5,000,000	5,786,300
Wake Cnty
GO Refunding Bonds Series 2009D	4.00%	02/01/17	580,000	613,089
				9,274,298
OHIO 2.1%
Butler Cnty
Hospital Facilities RB (UC Health) Series 2010	3.00%	11/01/15	580,000	584,948
Cleveland Heights-Univ Heights City SD
ULT GO Bonds Series 2014	0.00%	12/01/23 (f)	150,000	118,605
ULT GO Bonds Series 2014	0.00%	12/01/24 (f)	85,000	64,462
Cleveland-Cuyahoga Cnty Port Auth
Development RB (Cleveland State Univ) Series 2014	5.00%	08/01/24	1,110,000	1,307,602
Development RB (Cleveland State Univ) Series 2014	5.00%	08/01/44 (b)	1,955,000	2,085,027
Columbus
ULT GO Bonds Series 2011A	5.00%	07/01/18	2,000,000	2,239,480
Hamilton Cnty
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/23	500,000	580,220
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/24	500,000	581,990
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/25 (b)	1,000,000	1,152,430
Toledo
GO Refunding Bonds Series 2012	3.00%	12/01/15	1,810,000	1,834,290
GO Refunding Bonds Series 2012	3.00%	12/01/16	240,000	247,951
Univ of Toledo
General Receipts Bonds Series 2011B	5.00%	06/01/18	1,100,000	1,216,380
General Receipts Bonds Series 2011B	5.00%	06/01/30 (b)	805,000	885,444
Westerville
GO LT Bonds Series 2010	4.00%	12/01/18	365,000	398,113
				13,296,942

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
OKLAHOMA 0.7%
Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	5.00%	09/01/16 (e)	545,000	573,335
Oklahoma Development Finance Auth
Health System Refunding RB (INTEGRIS) Series 2015A	5.00%	08/15/25	1,250,000	1,490,725
Health System Refunding RB (INTEGRIS) Series 2015A	5.00%	08/15/26 (b)	1,070,000	1,259,037
Lease RB Series 2014A	4.00%	06/01/27 (b)	1,335,000	1,432,588
				4,755,685
OREGON 1.8%
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/22	350,000	397,205
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/23	500,000	571,060
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/24	500,000	572,435
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	500,000	573,860
Campus Refunding RB (Pacific Univ) Series 2014A	5.25%	05/01/34 (b)	1,625,000	1,807,926
Campus Refunding RB (Pacific Univ) Series 2014A	5.00%	05/01/40 (b)	850,000	916,912
Lane Community College
GO Bonds Series 2012	4.00%	06/15/20 (a)	2,395,000	2,679,095
Oregon State Facilities Auth
Refunding RB (Legacy Health) Series 2011A	5.25%	05/01/21	2,000,000	2,361,960
Pendleton SD No. 16R
GO Bonds Series 2014B	0.00%	06/15/25 (a)(f)	865,000	649,788
Umpqua CCD
GO Bonds Series 2014A	4.00%	06/01/24 (b)	1,290,000	1,389,962
				11,920,203
PENNSYLVANIA 3.5%
Allegheny Cnty Higher Education Building Auth
RB (Duquesne Univ) Series 2013A	4.00%	03/01/16	600,000	616,326
RB (Duquesne Univ) Series 2013A	4.00%	03/01/17	500,000	528,080
RB (Duquesne Univ) Series 2013A	4.00%	03/01/20	1,455,000	1,599,103
Commonwealth Financing Auth
Refunding RB Series 2015B1	5.00%	06/01/23	6,720,000	7,778,131
Cumberland Cnty Municipal Auth
RB (Diakon Lutheran Social Ministries) Series 2015	3.00%	01/01/17 (d)	500,000	512,645
RB (Diakon Lutheran Social Ministries) Series 2015	4.00%	01/01/18 (d)	600,000	631,596
Pennsylvania
COP Series 2010A	3.00%	04/01/18	245,000	255,942
COP Series 2010A	3.05%	10/01/18	1,480,000	1,553,659
COP Series 2010A	3.30%	10/01/19	705,000	749,986
COP Series 2010A	3.50%	04/01/20	365,000	391,262
Pennsylvania Economic Development Financing Auth
Unemployment Compensation RB Series 2012B	5.00%	01/01/23 (b)	2,500,000	2,569,075
Unemployment Compensation RB Series 2012B	5.00%	07/01/23 (b)	1,900,000	1,908,075
Pennsylvania Higher Educational Facilities Auth
RB (Temple Univ) First Series 2012	4.00%	04/01/17	310,000	327,720
RB (Temple Univ) First Series 2012	4.00%	04/01/18	95,000	102,168
Pennsylvania Intergovernmental Coop Auth
Philadelphia Special Tax Refunding RB Series 2010	5.00%	06/15/18	2,000,000	2,233,400
Philadelphia Special Tax Refunding RB Series 2010	5.00%	06/15/20	1,070,000	1,245,822
				23,002,990
SOUTH CAROLINA 0.3%
Beaufort-Jasper Water & Sewer Auth
Refunding RB Series 2010B	5.00%	03/01/22	95,000	113,624
Refunding RB Series 2010B	5.00%	03/01/23	495,000	597,782
South Carolina Educational Facilities Auth
Educational Facilities RB (Wofford College) Series 2007B	2.00%	04/01/27 (b)	1,000,000	998,560
				1,709,966

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
SOUTH DAKOTA 0.2%
South Dakota Building Auth
RB Series 2011	3.00%	06/01/15	620,000	620,099
RB Series 2011	3.00%	06/01/16	165,000	169,487
RB Series 2011	4.00%	06/01/21 (b)	55,000	59,183
South Dakota Health & Educational Facilities Auth
RB (Sanford Health) Series 2009	5.00%	11/01/17	100,000	109,365
				958,134
TENNESSEE 1.1%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/23	650,000	742,034
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/24	600,000	685,782
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/25 (b)	1,000,000	1,124,720
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/27 (b)	750,000	826,357
Franklin Cnty Health & Educational Facilities Board
Educational Facilities Refunding RB (Univ of the South) Series 2014	3.00%	09/01/21	250,000	263,320
Educational Facilities Refunding RB (Univ of the South) Series 2014	5.00%	09/01/28 (b)	175,000	198,473
Educational Facilities Refunding RB (Univ of the South) Series 2014	5.00%	09/01/29 (b)	200,000	225,342
Educational Facilities Refunding RB (Univ of the South) Series 2014	5.00%	09/01/30 (b)	350,000	392,896
Memphis
Refunding Bonds Series 2011	5.00%	05/01/20	2,000,000	2,334,760
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
RB (Belmont Univ) Series 2012	4.00%	11/01/21	100,000	107,665
				6,901,349
TEXAS 8.8%
Arlington ISD
ULT GO Bonds Series 2011A	5.00%	02/15/36 (a)(b)(e)	3,650,000	4,154,868
Brady ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/24 (a)(d)	320,000	390,899
ULT GO Refunding Bonds Series 2015	5.00%	08/15/25 (a)(d)	250,000	306,838
ULT GO Refunding Bonds Series 2015	5.00%	08/15/37 (a)(b)(d)	2,510,000	2,896,063
Burkburnett ISD
ULT GO Refunding Bonds Series 2012	2.00%	02/15/18 (a)(b)	250,000	250,190
Centerville ISD
ULT GO Bonds Series 2014	5.00%	08/15/39 (a)(b)	780,000	875,589
Collin Cnty
LT GO & Refunding Bonds Series 2009A	4.00%	02/15/19 (e)	695,000	765,751
Dallas-Fort Worth
Airport Jt RB Series 2013B	5.00%	11/01/38 (b)	2,300,000	2,542,719
Airport Jt RB Series 2014C	5.00%	11/01/22	250,000	296,998
Airport Jt RB Series 2014C	5.00%	11/01/23	250,000	299,468
Airport Refunding RB Series 2012B	5.00%	11/01/22 (b)	1,395,000	1,613,513
Airport Refunding RB Series 2013D	5.25%	11/01/25 (b)	650,000	769,034
Denver City ISD
ULT GO Refunding Bonds Series 2012	2.00%	02/15/16 (a)(b)	580,000	580,806
ULT GO Refunding Bonds Series 2012	2.00%	02/15/17 (a)(b)	1,000,000	1,001,040
ULT GO Refunding Bonds Series 2012	2.00%	02/15/18 (a)(b)	1,220,000	1,220,842
ULT GO Refunding Bonds Series 2012	2.00%	02/15/19 (a)(b)	1,775,000	1,775,763
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(b)	930,000	1,083,775
ULT GO Bonds Series 2014	5.00%	08/15/34 (a)(b)	830,000	895,105
Forney ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/32 (a)(b)(d)	3,000,000	3,469,920
Fort Bend Cnty
LT Refunding Bonds Series 2009	5.00%	03/01/17	100,000	107,429
Fort Worth
Tax & Parking Revenue Bonds Series 2009	4.45%	03/01/18 (c)	1,100,000	1,163,547
Garland ISD
ULT GO Refunding Bonds Series 2012A	3.00%	02/15/23 (a)(b)	1,525,000	1,528,340

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Godley ISD
ULT GO Refunding Bonds Series 2015	5.00%	02/15/24 (a)	1,505,000	1,824,737
Gonzales ISD
ULT GO Bonds Series 2014	5.00%	02/01/23 (a)	205,000	244,366
Houston Community College System
LT GO Refunding Bonds Series 2011	5.00%	02/15/17	500,000	537,080
LT GO Refunding Bonds Series 2011	5.00%	02/15/18	1,000,000	1,106,360
Klein ISD
ULT GO Refunding Bonds Series 2009A	4.00%	08/01/17	560,000	598,774
Lewisville ISD
ULT GO Bonds Series 2014A	2.00%	08/15/19 (a)	400,000	409,828
ULT GO Bonds Series 2014A	4.00%	08/15/20 (a)	745,000	835,301
ULT GO Bonds Series 2014A	4.00%	08/15/21 (a)	795,000	895,059
ULT GO Bonds Series 2014A	4.00%	08/15/22 (a)	1,000,000	1,132,250
ULT GO Bonds Series 2014A	4.00%	08/15/23 (a)	950,000	1,079,266
Loop ISD
ULT GO Bonds Series 2012	2.00%	02/15/18 (a)(b)	350,000	350,242
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B	5.00%	07/01/20	1,750,000	1,993,267
Midland ISD
ULT GO Refunding Bonds Series 2011	5.00%	02/15/18 (a)	115,000	126,995
ULT GO Refunding Bonds Series 2011	4.00%	02/15/20 (a)	860,000	955,881
ULT GO Refunding Bonds Series 2012	4.00%	02/15/20 (a)	150,000	166,724
North Texas Tollway Auth
System RB Series 2011A	5.00%	09/01/21	500,000	591,210
Pearland
GO Refunding Bonds Series 2015	5.00%	03/01/24	1,650,000	1,987,392
Pharr-San Juan-Alamo ISD
ULT GO Refunding Bonds Series 2015	5.00%	02/01/24 (a)	1,000,000	1,211,730
ULT GO Refunding Bonds Series 2015	5.00%	02/01/25 (a)	1,000,000	1,219,810
Plano
GO Refunding RB Series 2011	5.00%	09/01/21	650,000	771,810
Reagan Hospital District
LT GO & RB Series 2014A	4.50%	02/01/24	895,000	982,343
Richardson ISD
ULT GO Refunding Bonds Series 2015A	5.00%	02/15/36 (a)(b)(d)	1,010,000	1,167,065
Rockwall ISD
ULT GO Refunding Bonds Series 2012	5.00%	02/15/20 (a)	185,000	214,001
ULT GO Refunding Bonds Series 2012	5.00%	02/15/22 (a)(b)	450,000	530,861
San Antonio
Electric & Gas Systems Refunding RB Series 2009D	5.00%	02/01/17	880,000	944,363
Sienna Plantation Levee Improvement District
ULT Levee Improvement Refunding Bonds Series 2014	4.00%	09/01/24 (b)	500,000	550,160
Sunnyvale ISD
ULT GO Bonds Series 2011	5.00%	02/15/19 (a)	195,000	220,563
ULT GO Bonds Series 2011	3.00%	02/15/20 (a)	110,000	116,942
ULT GO Bonds Series 2011	5.00%	02/15/22 (a)(b)	120,000	140,324
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Hendrick Medical Center) Series 2013	4.00%	09/01/16	440,000	457,235
Tatum ISD
ULT GO Bonds Series 2012	5.00%	02/15/23 (a)(b)	400,000	452,788
Texas State Affordable Housing Corp
S/F Mortgage RB Series 2011B	4.45%	09/01/28 (b)	560,000	585,850
Texas Transportation Commission
Central Texas Turnpike System Second Tier Refunding RB Series 2015C	5.00%	08/15/42 (b)	2,000,000	2,133,640
Tomball ISD
ULT GO Bonds Series 2011	5.00%	02/15/21 (a)	150,000	176,172
Travis Cnty
LT GO Refunding Bonds Series 2009	5.00%	03/01/18	1,000,000	1,108,170
Williamson Cnty
LT GO Refunding Bonds Series 2011	5.00%	02/15/21	1,000,000	1,174,110
Wink Loving ISD
ULT GO Bonds Series 2012	3.00%	02/15/17 (a)	450,000	468,081
				57,449,247

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
UTAH 0.4%
Riverton
RB (IHC Health Services) Series 2009	5.00%	08/15/15	950,000	959,661
Salt Lake Cnty
Refunding RB (Westminster College) Series 2015	1.00%	10/01/17	350,000	347,774
Refunding RB (Westminster College) Series 2015	5.00%	10/01/18	650,000	713,538
Sales Tax Refunding RB Series 2010A	3.00%	02/01/16	250,000	254,608
Weber Basin Water Conservancy District
Water Refunding RB Series 2015A	5.00%	10/01/23	500,000	608,350
				2,883,931
VERMONT 0.5%
Vermont HFA
Mortgage RB Series 2011A	4.50%	02/01/26 (b)	3,130,000	3,321,368
VIRGINIA 1.7%
Chesterfield Cnty Economic Development Auth
Public Facility Refunding RB Series 2010A	4.00%	01/01/19 (e)	455,000	495,427
Henrico Cnty
GO Refunding Bonds Series 2010	5.00%	07/15/17	500,000	545,830
Metropolitan Washington Airports Auth
Airport System RB Series 2009B	5.00%	10/01/18 (a)(e)	825,000	923,398
Second Sr Lien Refunding RB (Dulles Metrorail) Series 2014A	5.00%	10/01/53 (b)	3,000,000	3,146,340
Prince William Cnty IDA
RB (George Mason Univ) Series 2011AA	5.50%	09/01/34 (b)	220,000	252,078
Richmond
GO Bonds Series 2009A	4.00%	07/15/16	85,000	88,572
Richmond Metropolitan Auth
Expressway Refunding & RB Series 1998	5.25%	07/15/22 (g)	1,400,000	1,620,878
Virginia College Building Auth
Educational Facilities RB (Washington & Lee Univ) Series 2015A	4.00%	01/01/20	315,000	350,384
Educational Facilities RB (Washington & Lee Univ) Series 2015A	3.00%	01/01/22	500,000	531,990
Virginia Housing Development Auth
Homeownership Mortgage Bonds Series 2010A	4.00%	03/01/20 (b)	125,000	135,556
Virginia Small Business Financing Auth
Refunding RB (Hampton Univ) Series 2014	5.00%	10/01/20	1,000,000	1,142,310
Refunding RB (Hampton Univ) Series 2014	5.00%	10/01/21	765,000	881,165
Refunding RB (Hampton Univ) Series 2014	5.00%	10/01/22	1,000,000	1,158,110
				11,272,038
WASHINGTON 3.0%
Adams Cnty Public Hospital District No. 2
ULT GO Bonds (East Adams Rural Healthcare) 2014	5.13%	12/01/44 (b)	3,685,000	3,876,067
Camas SD No. 117
ULT GO Refunding Bonds 2012	5.00%	12/01/17 (a)	1,850,000	2,036,424
Energy Northwest
Electric Refunding RB Series 2009A	5.25%	07/01/18	1,000,000	1,125,040
Granite Falls SD No. 332
ULT GO Refunding Bonds Series 2015A	5.00%	12/01/24 (a)	1,850,000	2,229,287
King Cnty Public Hospital District No. 2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/22	1,920,000	2,273,664
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	690,000	819,824
Naches Valley SD No. JT3
ULT GO Bonds 2014	5.00%	12/01/22 (a)	650,000	775,613
Ocosta SD No. 172
ULT GO Bonds 2013	3.13%	12/01/20 (a)	65,000	69,096
ULT GO Bonds 2013	5.00%	12/01/23 (a)	390,000	470,617
Washougal SD No. 112-6
ULT GO Refunding Bonds 2012	5.00%	12/01/15 (a)	830,000	850,086
ULT GO Refunding Bonds 2012	5.00%	12/01/18 (a)	2,390,000	2,694,677

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Whidbey Island Public Hospital District
ULT GO Bonds 2013	5.00%	12/01/19	745,000	839,287
ULT GO Bonds 2013	5.00%	12/01/20	720,000	818,784
ULT GO Bonds 2013	5.00%	12/01/22	460,000	525,872
				19,404,338
WEST VIRGINIA 0.2%
Mason Cnty
Pollution Control RB (Appalachian Power) Series L	1.63%	10/01/22 (b)	1,000,000	995,460
WISCONSIN 1.1%
Wisconsin
COP Master Lease Series 2014B	5.00%	09/01/20	605,000	697,045
COP Master Lease Series 2014B	5.00%	03/01/21	265,000	306,096
COP Master Lease Series 2014B	5.00%	09/01/21 (b)	445,000	512,168
Wisconsin Health & Educational Facilities Auth
Health Facilities RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (b)	1,000,000	1,179,410
RB (Aurora Health Care) Series 2009B2	5.13%	08/15/27 (b)	1,250,000	1,315,725
RB (Children's Hospital of Wisconsin) Series 2008B	4.20%	08/15/18	75,000	81,719
RB (Thedacare) Series 2015	5.00%	12/15/21	250,000	292,308
RB (Thedacare) Series 2015	5.00%	12/15/22	1,045,000	1,233,821
RB (Thedacare) Series 2015	5.00%	12/15/23	500,000	595,585
RB (Thedacare) Series 2015	5.00%	12/15/24	495,000	591,075
				6,804,952
Total Fixed-Rate Obligations
(Cost $587,275,414)				607,825,941

Variable-Rate Obligations 5.6% of net assets
CALIFORNIA 0.5%
California
GO Bonds Series 2013C	0.65%	12/01/28 (b)	3,600,000	3,603,780
COLORADO 0.1%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2006C7	0.33%	03/01/16 (a)(b)(c)	700,000	700,000
CONNECTICUT 1.9%
Connecticut
GO Bonds Series 2011A	1.02%	05/15/18 (e)	5,275,000	5,308,338
GO Bonds Series 2011C	1.20%	05/15/19	5,000,000	5,070,300
GO Bonds Series 2012A	1.35%	04/15/20 (e)	1,000,000	1,020,760
GO Bonds Series 2012D	0.87%	09/15/18	1,000,000	1,001,690
				12,401,088
DISTRICT OF COLUMBIA 0.5%
District of Columbia
Income Tax Secured Refunding RB Series 2011E	0.85%	12/01/17 (b)	3,240,000	3,266,827
MASSACHUSETTS 0.8%
Massachusetts Development Finance Agency
RB (Boston Univ) Series U1	0.68%	10/01/40 (b)	1,000,000	1,000,830
RB (Boston Univ) Series U6E	0.65%	10/01/42 (b)	4,000,000	4,016,440
				5,017,270

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
NEW JERSEY 0.8%
New Jersey Economic Development Auth
School Facilities Construction Refunding Notes Series 2013I	1.70%	03/01/28 (b)	5,000,000	4,921,050
NEW YORK 1.0%
Onondaga Cnty Trust for Cultural Resources
RB (Syracuse Univ) Series 2010A	0.08%	12/01/29 (a)(b)	6,500,000	6,500,000
Total Variable-Rate Obligations
(Cost $36,315,000)				36,410,015

End of Investments.

At 05/31/15, the tax basis cost of the fund's investments was $623,590,414 and the unrealized appreciation and depreciation were $21,775,047 and ($1,129,505), respectively, with a net unrealized appreciation of $20,645,542.
(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,863,547 or 0.3% of net assets.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(f)	Zero coupon bond.
(g)	Refunded bond.

CCD –	Community college district
COP –	Certificate of participation
CSD –	Central school district
GO –	General obligation
HFA –	Housing finance agency/authority
IDA –	Industrial development agency/authority
ISD –	Independent school district
LT –	Limited tax
M/F –	Multi-family
RB –	Revenue bond
SD –	School district
S/F –	Single-family
UFSD –	Union free school district
ULT –	Unlimited tax
USD –	Unified school district

Under procedures approved by the fund's Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed-Rate Obligations[1]	$—	$607,825,941	$—	$607,825,941
Variable-Rate Obligations[1]	—	36,410,015	—	36,410,015
Total	$—	$644,235,956	$—	$644,235,956
[1]	As categorized in Portfolio Holdings.

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2015.
REG406022MAY15

Schwab Investments
Schwab California Tax-Free Bond Fund™
Portfolio Holdings  as of May 31, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
93.1%	Fixed-Rate Obligations	383,737,445	400,256,185
8.2%	Variable-Rate Obligations	35,121,689	35,202,045
101.3%	Total Investments	418,859,134	435,458,230
(1.3%)	Other Assets and Liabilities, Net		(5,722,246)
100.0%	Net Assets		429,735,984

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 93.1% of net assets
CALIFORNIA 92.8%
ABAG Finance Auth
RB (Casa de las Campanas) Series 2010	5.13%	09/01/20 (a)(f)	3,500,000	3,854,865
RB (Sharp HealthCare) Series 2012A	5.00%	08/01/28 (b)(f)	235,000	263,522
Refunding RB (Episcopal Sr Communities) Series 2012B	3.00%	07/01/15	410,000	410,804
Refunding RB (Episcopal Sr Communities) Series 2012B	3.00%	07/01/16	815,000	831,129
Refunding RB (Episcopal Sr Communities) Series 2012B	4.00%	07/01/17	1,580,000	1,651,100
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/20	530,000	594,422
Refunding RB (Eskaton Properties) Series 2013	3.00%	11/15/15	1,175,000	1,186,421
Alameda Cnty Jt Powers Auth
Lease RB Series 2013A	5.25%	12/01/25 (b)	665,000	806,419
Lease RB Series 2013A	5.25%	12/01/26 (b)	775,000	930,535
Alameda Cnty Transportation Commission
Sales Tax RB Series 2014	5.00%	03/01/21	500,000	595,050
Alameda Community Improvement Commission Successor Agency
Sub Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/27 (b)	550,000	638,616
Sub Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/33 (b)	750,000	844,567
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2013A	5.00%	10/01/20	450,000	526,788
Sr Lien Refunding RB Series 2013A	5.00%	10/01/28 (b)	2,260,000	2,629,668
American Canyon Finance Auth
Refunding RB Series 2015	3.00%	09/02/17	500,000	521,065
Refunding RB Series 2015	3.00%	09/02/18	515,000	539,282
Refunding RB Series 2015	3.00%	09/02/19	530,000	557,263
Refunding RB Series 2015	4.00%	09/02/20	445,000	489,260
Refunding RB Series 2015	5.00%	09/02/21	320,000	374,886
Refunding RB Series 2015	5.00%	09/02/22	595,000	705,724
Refunding RB Series 2015	5.00%	09/02/23	625,000	747,075
Refunding RB Series 2015	5.00%	09/02/24	655,000	788,941
Refunding RB Series 2015	5.00%	09/02/25	690,000	832,009
Anaheim Public Financing Auth
Lease RB Series 2014A	5.00%	05/01/21	250,000	291,343
Lease RB Series 2014A	5.00%	05/01/22	575,000	677,856
Lease RB Series 2014A	5.00%	05/01/23	500,000	596,205
Lease RB Series 2014A	5.00%	05/01/25 (b)	1,000,000	1,189,720
Lease RB Series 2014A	5.00%	05/01/39 (b)	1,000,000	1,122,220
Lease Refunding RB Series 2008	4.50%	08/01/17 (f)	115,000	123,965
Antelope Valley Jt UHSD
GO Refunding Bonds Series 2015	2.00%	08/01/15	865,000	867,483
GO Refunding Bonds Series 2015	5.00%	08/01/20	1,385,000	1,607,182
    1

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Bay Area Toll Auth
Toll Bridge RB Series 2014C	1.88%	04/01/47 (b)	2,500,000	2,531,650
Toll Bridge RB Series 2014E	2.00%	04/01/34 (b)	500,000	501,710
Berkeley Joint Powers Financing Auth
Refunding Lease RB Series 2012	4.00%	10/01/16	750,000	784,717
Beverly Hills Public Finance Auth
Lease RB Series 2010A	4.00%	06/01/16 (f)	100,000	103,798
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (c)	2,180,000	1,584,882
California
Economic Recovery Refunding Bonds Series 2009A	5.00%	07/01/20 (b)(d)(f)	5,000,000	5,772,100
GO Bonds	5.63%	05/01/18 (b)	25,000	25,114
GO Bonds	5.00%	09/01/18	3,000,000	3,377,130
GO Bonds	5.50%	04/01/19	1,000,000	1,158,560
GO Bonds	5.00%	11/01/19	2,425,000	2,805,167
GO Bonds	5.00%	09/01/20	2,560,000	3,006,848
GO Bonds	5.00%	11/01/24 (b)	750,000	885,772
GO Bonds	5.00%	09/01/25 (b)	2,785,000	3,332,698
GO Bonds	5.00%	11/01/25 (b)(f)	495,000	584,046
GO Bonds	4.00%	12/01/27 (b)	500,000	529,485
GO Bonds	3.00%	12/01/32 (b)	3,000,000	3,178,290
GO Bonds	6.50%	04/01/33 (b)	1,425,000	1,706,908
GO Bonds	6.00%	11/01/35 (b)(f)	4,190,000	5,031,603
GO Bonds	5.00%	09/01/36 (b)	2,635,000	2,972,543
GO Bonds	5.00%	09/01/42 (b)	2,000,000	2,242,360
GO Refunding Bonds	5.00%	09/01/21	1,355,000	1,612,450
GO Refunding Bonds	5.25%	10/01/32 (b)(f)	2,965,000	3,410,135
California Dept of Water Resources
Power Supply RB Series 2008H	4.50%	05/01/17	1,550,000	1,664,839
Power Supply RB Series 2010M	4.00%	05/01/19	750,000	830,100
Power Supply RB Series 2015O	5.00%	05/01/21	2,000,000	2,378,220
Water System RB (Central Valley) Series AI	5.00%	12/01/16	2,000,000	2,138,780
California Educational Facilities Auth
RB (Pomona College) Series 2011	4.00%	01/01/16 (f)	400,000	409,084
RB (Pomona College) Series 2011	4.00%	01/01/17 (f)	200,000	211,194
RB (Univ of Southern California) Series 2009C	5.25%	10/01/24 (f)	2,000,000	2,532,140
Refunding RB (Univ of San Diego) Series 2011	4.50%	10/01/17 (f)	1,230,000	1,314,464
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/18 (f)	680,000	763,708
California Health Facilities Financing Auth
Insured RB (Northern California Presbyterian Home & Services) Series 2015	5.00%	07/01/21 (a)	250,000	291,083
Insured RB (Northern California Presbyterian Home & Services) Series 2015	5.00%	07/01/23 (a)	175,000	207,706
Insured RB (Northern California Presbyterian Home & Services) Series 2015	5.00%	07/01/24 (a)	310,000	369,185
Insured RB (Northern California Presbyterian Home & Services) Series 2015	5.00%	07/01/25 (a)	325,000	388,726
Insured RB (Northern California Presbyterian Home & Services) Series 2015	4.00%	07/01/44 (a)(b)	1,545,000	1,479,569
Insured RB (Northern California Presbyterian Home & Services) Series 2015	5.00%	07/01/44 (a)(b)	1,150,000	1,275,396
Insured RB Series 2011A	5.25%	02/01/20 (a)(f)	145,000	169,228
RB (City of Hope) Series 2012A	5.00%	11/15/21	325,000	383,256
RB (Memorial Health Services) Series 2012A	4.00%	10/01/17 (f)	750,000	807,847
RB (NCROC Paradise Valley Estates) Series 2005	4.63%	12/01/15 (a)(f)	150,000	153,081
RB (NCROC Paradise Valley Estates) Series 2005	5.00%	12/01/18 (a)(f)	125,000	140,615
RB (Providence Health & Services) Series 2014A	5.00%	10/01/21	700,000	836,500
RB (Scripps Health) Series 2008A	5.00%	10/01/16 (f)	2,735,000	2,902,437
RB (St. Joseph Health) Series 2013C	5.00%	07/01/43 (b)	2,000,000	2,303,600
Refunding RB (Marshall Medical Center) Series 2012A	4.00%	11/01/16 (a)	1,330,000	1,393,441
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/20 (a)	175,000	201,019
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/21 (a)	400,000	461,544
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/22 (a)	375,000	436,024
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/23 (a)	100,000	117,631
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (a)(b)	200,000	233,984
Refunding RB (Marshall Medical Center) Series 2015	3.00%	11/01/27 (a)(b)	405,000	386,901
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (a)(b)	950,000	1,081,223
Refunding RB (St Joseph Health) Series 2009C	5.00%	07/01/34 (b)	3,000,000	3,598,290
California HFA
M/F Housing RB III Series 2014A	0.85%	08/01/16	1,000,000	1,000,290
2

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	4.00%	05/15/17	215,000	228,440
RB (Sanford Consortium) Series 2010A	4.00%	05/15/18	775,000	838,488
RB (Sanford Consortium) Series 2010A	5.00%	05/15/20	245,000	284,820
RB (USC) Series 2010	5.00%	12/01/19	470,000	545,557
RB (USC) Series 2010	3.25%	12/01/21 (b)	750,000	807,705
RB (USC) Series 2010	5.00%	12/01/23 (b)	720,000	845,777
Refunding RB (Cal ISO Corp) Series 2013	5.00%	02/01/30 (b)	1,300,000	1,464,619
California Municipal Finance Auth
Refunding RB (Anaheim Electric) Series 2014A	5.00%	10/01/19	500,000	577,330
Refunding RB (Anaheim Electric) Series 2014A	5.00%	10/01/21	1,100,000	1,313,587
California Public Works Board
Lease RB (Univ of California) Series 2011G	5.25%	12/01/26 (b)(d)	1,000,000	1,219,120
Lease RB Series 1993E	5.50%	06/01/15	125,000	125,028
Lease RB Series 2011C	5.75%	10/01/31 (b)	1,000,000	1,196,510
Lease RB Series 2011D	5.00%	12/01/22 (b)	1,000,000	1,173,540
Lease RB Series 2012A	5.00%	04/01/23 (b)	2,050,000	2,410,451
Lease RB Series 2012G	4.00%	11/01/16	885,000	929,082
Lease RB Series 2013F	4.00%	09/01/16	500,000	522,510
Lease RB Series 2013F	3.00%	09/01/17	750,000	786,442
Lease RB Series 2013G	5.00%	09/01/16	500,000	528,700
Lease RB Series 2013G	5.00%	09/01/17	600,000	655,914
Lease RB Series 2013I	5.00%	11/01/19	1,250,000	1,440,725
Lease RB Series 2013I	5.00%	11/01/20	1,335,000	1,563,378
Lease RB Series 2014B	5.00%	10/01/23	1,700,000	2,051,441
Lease RB Series 2014B	5.00%	10/01/24	1,000,000	1,211,670
Lease Refunding RB Series 2012C	5.00%	06/01/18	1,500,000	1,673,190
Lease Refunding RB Series 2014G	5.00%	01/01/20 (f)	5,000,000	5,746,800
California Statewide Communities Development Auth
RB (Cottage Health) Series 2010	5.00%	11/01/17	325,000	356,012
RB (Cottage Health) Series 2010	5.00%	11/01/18	350,000	392,014
RB (Cottage Health) Series 2015	4.00%	11/01/18	200,000	218,352
RB (Cottage Health) Series 2015	4.00%	11/01/19	200,000	221,266
RB (Cottage Health) Series 2015	5.00%	11/01/20	100,000	116,710
RB (Kaiser Permanente) Series 2009A	4.63%	04/01/19	100,000	111,634
RB (St. Joseph Health) Series 2000	4.50%	07/01/18	3,190,000	3,350,297
RB (Sutter Health) Series 2011A	6.00%	08/15/42 (b)	875,000	1,040,384
RB (The Redwoods) Series 2013	3.00%	11/15/16 (a)	200,000	206,610
RB (The Redwoods) Series 2013	3.00%	11/15/17 (a)	325,000	339,914
RB (The Redwoods) Series 2013	4.00%	11/15/19 (a)	150,000	165,203
RB (The Redwoods) Series 2013	4.00%	11/15/20 (a)	125,000	138,976
RB (The Redwoods) Series 2013	5.00%	11/15/23 (a)	130,000	156,321
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/21	300,000	346,683
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/24 (b)	440,000	500,399
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/20	600,000	692,490
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/21	550,000	638,336
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/22	400,000	468,276
Sr Living Health Facility RB (LA Jewish Home for the Aging) Series 2014C	2.50%	08/01/20 (a)(b)	3,500,000	3,560,690
Centinela Valley UHSD
GO Bonds Series 2013B	6.00%	08/01/36 (b)	1,400,000	1,709,134
Centralia SD
GO Refunding Bonds Series 2012	4.00%	08/01/21	100,000	112,999
GO Refunding Bonds Series 2012	4.00%	08/01/24 (b)	75,000	84,538
Citrus Heights Water District
Revenue Refunding COP Series 2010	4.00%	10/01/20	120,000	134,044
Clovis
Wastewater Refunding RB Series 2013	5.00%	08/01/22	515,000	606,351
Compton CCD
GO Refunding Bonds Series 2014	5.00%	07/01/28 (b)	3,695,000	4,264,695
Contra Costa CCD
GO Bonds Series 2014A	3.00%	08/01/23	800,000	852,824
GO Bonds Series 2014A	4.00%	08/01/26 (b)	350,000	384,699
GO Refunding Bonds Series 2011	5.00%	08/01/22 (b)	975,000	1,153,444
    3

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Contra Costa Transportation Auth
Sales Tax RB Series 2012B	5.00%	03/01/24 (b)	1,500,000	1,740,585
Sales Tax RB Series 2012B	5.00%	03/01/25 (b)	295,000	341,654
Cotati-Rohnert Park USD
GO Refunding Bonds Series 2013	4.00%	08/01/15	775,000	779,844
GO Refunding Bonds Series 2014A	5.00%	08/01/26 (b)	765,000	899,831
GO Refunding Bonds Series 2014B	5.00%	08/01/22	915,000	1,085,446
GO Refunding Bonds Series 2014B	5.00%	08/01/23	2,105,000	2,517,075
Cupertino Union SD
GO Refunding Bonds Series 2011A	5.00%	08/01/23 (b)	190,000	226,260
GO Refunding Bonds Series 2011A	5.00%	08/01/24 (b)	285,000	337,027
GO Refunding Bonds Series 2011A	5.00%	08/01/26 (b)	50,000	58,460
El Camino CCD
GO Bonds Series 2012C	0.00%	08/01/22 (c)	1,530,000	1,300,928
El Dorado Irrigation District
Refunding RB Series 2014A	4.00%	03/01/17	750,000	794,017
Refunding RB Series 2014A	5.00%	03/01/19	585,000	663,776
Refunding RB Series 2014A	5.00%	03/01/34 (b)	750,000	845,017
Emeryville Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/19	1,000,000	1,146,690
Franklin-McKinley SD
GO Bonds Series C	0.00%	08/01/40 (b)(c)	1,000,000	247,680
GO Refunding Bonds Series 2014	4.00%	08/01/21	400,000	448,556
GO Refunding Bonds Series 2014	5.00%	08/01/22	800,000	954,296
GO Refunding Bonds Series 2014	5.00%	08/01/23	900,000	1,082,862
Fresno
Airport Refunding RB Series 2013A	4.00%	07/01/20	300,000	325,635
Airport Refunding RB Series 2013A	5.00%	07/01/22	350,000	403,326
Garden Grove USD
GO Bonds Series C	5.00%	08/01/27 (b)	470,000	546,258
GO Bonds Series C	5.00%	08/01/28 (b)	400,000	462,920
Glendale Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2013	4.00%	12/01/19	900,000	992,970
Sub Tax Allocation Refunding Bonds Series 2013	5.00%	12/01/21	1,250,000	1,470,450
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2015A	5.00%	06/01/45 (b)	1,500,000	1,642,125
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24	1,675,000	2,055,493
Goleta Water District
Refunding Revenue COP Series 2014A	5.00%	12/01/19	250,000	289,003
Refunding Revenue COP Series 2014A	5.00%	12/01/21	340,000	403,543
Refunding Revenue COP Series 2014A	5.00%	12/01/22	375,000	450,724
Refunding Revenue COP Series 2014A	5.00%	12/01/24 (b)	1,000,000	1,199,590
Healdsburg Redevelopment Agency
Tax Allocation Bonds (Sotoyome) Series 2010	5.25%	08/01/30 (b)	1,000,000	1,133,130
Healdsburg School Facilities Financing Auth
GO RB Series 2014	5.00%	07/15/22	100,000	119,150
GO RB Series 2014	5.00%	07/15/24	150,000	181,071
GO RB Series 2014	4.00%	07/15/39 (b)	1,625,000	1,646,060
Imperial Irrigation District
Electric System Refunding RB Series 2011C	5.00%	11/01/15	365,000	372,493
Electric System Refunding RB Series 2011C	5.00%	11/01/18	425,000	478,316
Electric System Refunding RB Series 2011D	5.00%	11/01/19	720,000	828,187
Electric System Refunding RB Series 2011D	5.00%	11/01/20	750,000	876,592
Inglewood USD
GO Bonds Series A	5.00%	08/01/15	1,880,000	1,895,548
GO Bonds Series A	5.00%	08/01/16	150,000	157,866
GO Bonds Series A	5.00%	08/01/17	205,000	220,545
GO Bonds Series A	6.25%	08/01/37 (b)	2,110,000	2,527,485
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/19	475,000	536,076
Special Tax RB Series 2014A	5.00%	09/01/20	550,000	628,749
Kern Cnty
Refunding COP 2011 Series A	5.00%	11/01/17	1,460,000	1,579,968
Refunding COP 2011 Series A	5.00%	11/01/18	1,235,000	1,363,391
4

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Lodi Public Financing Auth
Wastewater Refunding RB Series 2012A	4.00%	10/01/16	300,000	313,659
Wastewater Refunding RB Series 2012A	4.00%	10/01/19	450,000	490,734
Wastewater Refunding RB Series 2012A	4.00%	10/01/20	450,000	493,371
Wastewater Refunding RB Series 2012A	4.00%	10/01/21	725,000	792,367
Long Beach
RB (Alamitos Bay Marina) Series 2015	5.00%	05/15/31 (b)(e)	445,000	485,464
RB (Alamitos Bay Marina) Series 2015	5.00%	05/15/33 (b)(e)	1,100,000	1,191,509
RB (Alamitos Bay Marina) Series 2015	5.00%	05/15/34 (b)(e)	745,000	805,703
Long Beach CCD
GO Refunding Bonds Series 2014E	5.00%	05/01/28 (b)	1,000,000	1,186,540
Los Angeles
Judgment Obligation Bonds Series 2010A	5.00%	06/01/20 (f)	4,950,000	5,700,073
Wastewater System RB Series 2015A	5.00%	06/01/32 (b)(e)	1,000,000	1,167,060
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/18	150,000	163,175
Wastewater System Sub Refunding RB Series 2012B	5.00%	06/01/20	500,000	586,040
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/22	440,000	501,222
Los Angeles CCD
GO Bonds Series 2009A	6.00%	08/01/33 (b)	1,545,000	1,846,105
Los Angeles Cnty Metropolitan Transportation Auth
Sr Refunding RB Series 2014A	5.00%	07/01/30 (b)	2,645,000	3,057,303
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2015A	5.00%	12/01/28 (b)	800,000	926,752
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate Redevelopment) Series 2014A	4.00%	09/01/18	830,000	903,488
Tax Allocation Refunding RB (South Gate Redevelopment) Series 2014A	5.00%	09/01/24	1,390,000	1,684,847
Los Angeles Cnty Regional Financing Auth
RB (MonteCedro) Series 2014B1	3.00%	11/15/21 (a)(b)	750,000	756,712
RB (MonteCedro) Series 2014B3	2.50%	11/15/20 (a)(b)	750,000	755,512
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District No. 14) Series 2015A	5.00%	10/01/31 (b)(e)	4,530,000	5,116,001
Los Angeles Community Facilities District No. 4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/22	750,000	873,682
Special Tax Refunding Bonds Series 2014	5.00%	09/01/23	1,000,000	1,175,610
Special Tax Refunding Bonds Series 2014	5.00%	09/01/24	1,250,000	1,478,375
Los Angeles Dept of Airports
Sub RB Series 2010B	5.00%	05/15/21 (b)	30,000	34,463
Sub Refunding RB Series 2015C	5.00%	05/15/24	400,000	485,440
Sub Refunding RB Series 2015C	5.00%	05/15/35 (b)	1,000,000	1,146,050
Los Angeles Dept of Water & Power
Power System RB Series 2011A	4.00%	07/01/16	515,000	536,388
Power System RB Series 2011A	5.00%	07/01/18	3,380,000	3,785,803
Power System RB Series 2012A	5.00%	07/01/29 (b)	675,000	775,008
Power System RB Series 2014B	5.00%	07/01/23	480,000	583,661
Los Angeles Harbor Dept
RB Series 2014C	5.00%	08/01/31 (b)	1,450,000	1,687,292
RB Series 2014C	5.00%	08/01/32 (b)	1,525,000	1,767,917
Refunding RB Series 2011B	5.00%	08/01/24 (b)	1,000,000	1,194,620
Refunding RB Series 2014B	5.00%	08/01/33 (b)	1,615,000	1,866,649
Los Angeles Municipal Improvement Corp
Lease RB Series 2014A	5.00%	05/01/29 (b)	400,000	462,548
Lease RB Series 2014A	5.00%	05/01/30 (b)	750,000	862,837
Lease RB Series 2014A	5.00%	05/01/31 (b)	1,100,000	1,261,799
Lease RB Series 2014A	5.00%	05/01/32 (b)	2,785,000	3,180,637
Lease Refunding RB Series 2014B	5.00%	05/01/31 (b)	500,000	573,545
Los Angeles USD
Refunding COP Series 2012A	5.00%	10/01/20	2,150,000	2,505,803
Los Gatos
COP 2010	5.00%	08/01/21 (b)	500,000	566,770
M-S-R Public Power Agency
Sub Lien RB Series 2008L	5.00%	07/01/16	180,000	188,764
Sub Lien RB Series 2008L	5.00%	07/01/17	855,000	927,931
    5

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Malibu
COP Series 2009A	4.00%	07/01/17	100,000	105,716
COP Series 2009A	4.00%	07/01/18	75,000	80,052
COP Series 2009A	5.00%	07/01/20 (b)	75,000	83,885
Marin CCD
GO Refunding Bonds 2015	5.00%	08/01/29 (b)(e)	1,500,000	1,791,765
Midpeninsula Regional Open Space District
Refunding Promissory Notes 2012	5.00%	09/01/26 (b)	1,205,000	1,393,619
Modesto Irrigation District
Electric System Refunding RB Series 2011A	5.00%	07/01/15	945,000	949,130
Electric System Refunding RB Series 2012A	5.00%	07/01/16	200,000	210,594
Electric System Refunding RB Series 2012A	5.00%	07/01/17	100,000	109,120
Electric System Refunding RB Series 2012A	5.00%	07/01/19	200,000	229,890
Moraga
COP 2013	4.00%	04/01/18	120,000	128,741
COP 2013	4.00%	04/01/25 (b)	145,000	164,366
COP 2013	5.00%	04/01/26 (b)	310,000	369,291
COP 2013	5.00%	04/01/27 (b)	430,000	504,915
Moreno Valley Public Financing Auth
Lease Refunding RB Series 2013	5.00%	11/01/18	1,100,000	1,228,315
Lease Refunding RB Series 2013	5.00%	11/01/22	810,000	959,332
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/19	420,000	477,641
RB Series 2011A	5.00%	08/01/20	200,000	231,308
RB Series 2011A	5.00%	08/01/21	550,000	643,142
RB Series 2011A	5.75%	08/01/40 (b)	700,000	806,330
New Haven USD
GO Refunding Bonds Series 2014B	5.00%	08/01/21	2,100,000	2,465,169
Novato Successor Redevelopment Agency
Tax Allocation Bonds (Hamilton Field) Series 2011	6.75%	09/01/40 (b)	1,000,000	1,206,250
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (b)(e)	1,520,000	1,763,595
Sewer Refunding RB Series 2014A	4.00%	06/15/17	650,000	694,135
Sewer Refunding RB Series 2014A	5.00%	06/15/27 (b)	1,000,000	1,187,240
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/15	2,000,000	2,024,300
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	4.00%	09/01/18	500,000	540,380
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/19	3,050,000	3,468,094
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/20	2,000,000	2,311,140
Orange Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/21	550,000	639,749
Tax Allocation Refunding Bonds Series 2014A	5.00%	09/01/22	400,000	470,312
Oxnard Financing Auth
Wastewater Refunding RB Series 2014	5.00%	06/01/23	1,000,000	1,171,080
Wastewater Refunding RB Series 2014	5.00%	06/01/24	1,750,000	2,056,232
Wastewater Refunding RB Series 2014	5.00%	06/01/28 (b)	1,000,000	1,143,160
Palo Alto
Limited Obligation Refunding Bonds Series 2012	5.00%	09/02/27 (b)	440,000	483,331
Limited Obligation Refunding Bonds Series 2012	5.00%	09/02/30 (b)	240,000	259,054
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23 (d)	755,000	936,653
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	4.00%	09/01/17	920,000	987,289
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/19	1,370,000	1,575,253
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/20	1,175,000	1,373,610
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2013A	5.00%	06/01/18	800,000	895,144
Limited Sales Tax RB Series 2013A	5.25%	06/01/24 (b)	710,000	875,977
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District No. 1) Series 2013	5.00%	10/01/27 (b)	300,000	346,476
RB (Marin Cnty Sanitary District No. 1) Series 2013	5.00%	10/01/43 (b)	1,000,000	1,112,980
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31 (b)	1,000,000	1,143,860
6

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Sacramento City Financing Auth
Lease Refunding RB Series 2013A	4.00%	05/01/16	1,000,000	1,034,110
Lease Refunding RB Series 2013A	4.00%	05/01/18	4,000,000	4,326,280
Sacramento City USD
GO Refunding Bonds 2015	5.00%	07/01/18	360,000	402,404
San Diego CCD
GO Bonds Series 2011	5.00%	08/01/36 (b)	1,800,000	2,032,650
San Diego Cnty Regional Airport Auth
Sr Airport RB Series 2013A	5.00%	07/01/23	225,000	270,250
Sr Airport RB Series 2013A	5.00%	07/01/24 (b)	200,000	238,266
San Diego Convention Center Expansion Financing Auth
Lease Refunding RB Series 2012A	4.00%	04/15/17	575,000	608,235
Lease Refunding RB Series 2012A	4.00%	04/15/18	1,000,000	1,071,640
Lease Refunding RB Series 2012A	5.00%	04/15/19	1,000,000	1,124,740
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	4.25%	03/01/20	900,000	990,918
Lease Refunding RB Series 2010A	5.00%	09/01/20	745,000	858,076
San Diego Regional Building Auth
Lease RB Series 2009A	4.00%	02/01/16	415,000	424,931
Lease RB Series 2009A	4.00%	02/01/17	840,000	884,806
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/22	300,000	353,613
Refunding RB Series 2013A	5.00%	09/01/23	750,000	892,537
Refunding RB Series 2013A	5.00%	09/01/25 (b)	1,500,000	1,753,305
San Diego USD
GO Refunding Bonds Series 2005C2	5.50%	07/01/21	1,790,000	2,180,739
GO Refunding Bonds Series R4	5.00%	07/01/25	4,270,000	5,216,744
San Francisco
COP Series 2009A	5.00%	04/01/21 (b)	3,325,000	3,741,656
San Francisco Airport Commission
Refunding RB Series 2011B	5.50%	05/01/21	750,000	902,745
Refunding RB Series 2012A	5.00%	05/01/26 (b)	340,000	402,577
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B	5.00%	08/01/35 (b)	2,565,000	2,781,409
San Francisco Municipal Transportation Agency
RB Series 2014	5.00%	03/01/24	500,000	609,895
RB Series 2014	5.00%	03/01/25 (b)	500,000	603,135
San Francisco Public Utilities Commission
Water RB Series 2010F	4.00%	11/01/19	2,535,000	2,828,908
Water RB Series 2011A	5.00%	11/01/20	2,360,000	2,788,741
San Francisco Redevelopment Financing Auth
Tax Allocation Refunding RB Series 2007B	5.00%	08/01/15	1,000,000	1,007,920
San Francisco Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/23	415,000	497,606
Sub Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (b)	350,000	416,311
Sub Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/26 (b)	365,000	427,722
Sub Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/27 (b)	390,000	452,973
Sub Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (b)	405,000	465,689
Sub Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (b)	430,000	491,086
San Gorgonio Memorial Healthcare District
GO Refunding Bonds Series 2014	4.00%	08/01/19	1,000,000	1,091,530
GO Refunding Bonds Series 2014	5.00%	08/01/21	275,000	318,648
GO Refunding Bonds Series 2014	5.00%	08/01/22	500,000	584,130
San Joaquin Cnty
Refunding Revenue COP (Solid Waste System) 2014	3.00%	04/01/17	150,000	154,994
Refunding Revenue COP (Solid Waste System) 2014	4.00%	04/01/19	225,000	242,541
Refunding Revenue COP (Solid Waste System) 2014	4.00%	04/01/20	350,000	379,810
Refunding Revenue COP (Solid Waste System) 2014	5.00%	04/01/21	350,000	399,354
Refunding Revenue COP (Solid Waste System) 2014	5.00%	04/01/22	350,000	400,953
San Jose
Airport RB Series 2011A2	5.00%	03/01/19	210,000	237,208
Airport Refunding RB Series 2014C	5.00%	03/01/30 (b)	1,690,000	1,919,232
San Luis Obispo Cnty CCD
GO Bonds Series 2014A	5.00%	08/01/26 (b)	390,000	472,469
GO Bonds Series 2014A	5.00%	08/01/27 (b)	435,000	523,140
    7

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB Series 2008A	4.00%	07/15/17	125,000	133,931
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	4.00%	09/01/17	1,840,000	1,975,442
GO Refunding Bonds Series 2012	4.00%	09/01/19	1,960,000	2,181,480
Santa Clara Cnty Financing Auth
RB (El Camino Hospital) Series 2007A	5.00%	02/01/17	230,000	246,636
RB (El Camino Hospital) Series 2007B	5.00%	02/01/17	115,000	123,318
RB (El Camino Hospital) Series 2007C	5.00%	02/01/17	300,000	321,699
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	5.00%	08/01/21	125,000	146,011
Lease RB Series 2014	5.00%	08/01/22	165,000	195,084
Lease RB Series 2014	3.00%	08/01/23	140,000	145,222
Lease RB Series 2014	3.00%	08/01/24	175,000	179,858
Lease RB Series 2014	5.00%	08/01/25 (b)	175,000	207,309
Lease RB Series 2014	5.00%	08/01/26 (b)	165,000	192,629
Lease RB Series 2014	5.00%	08/01/27 (b)	320,000	370,282
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Bonds Series 2009A	7.00%	09/01/36 (b)	900,000	1,052,703
Santa Maria-Bonita SD
COP Series 2013	2.00%	06/01/16	200,000	202,428
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/30 (b)	2,320,000	2,647,538
Santa Monica Successor Redevelopment Agency
Tax Allocation Bonds Series 2011	5.88%	07/01/36 (b)	895,000	1,067,126
Santa Monica-Malibu USD
GO Bonds Series B	5.00%	08/01/17	115,000	125,880
GO Bonds Series B	5.00%	08/01/19	75,000	86,750
Sausalito Marin City SD
GO Refunding Bonds 2015	2.00%	08/01/15	355,000	356,104
GO Refunding Bonds 2015	5.00%	08/01/26 (b)	220,000	266,739
GO Refunding Bonds 2015	5.00%	08/01/27 (b)	260,000	312,681
GO Refunding Bonds 2015	5.00%	08/01/28 (b)	505,000	604,217
GO Refunding Bonds 2015	5.00%	08/01/29 (b)	300,000	356,307
Scotts Valley USD
GO Bonds Series 2014A	4.00%	08/01/21	100,000	112,402
GO Bonds Series 2014A	4.00%	08/01/22	200,000	226,052
GO Bonds Series 2014A	4.00%	08/01/24	100,000	113,041
Sequoia UHSD
GO Refunding Bonds 2014	5.00%	07/01/23	1,160,000	1,423,100
Sonoma-Marin Area Rail Transit District
Sales Tax RB Series 2011A	5.00%	03/01/18	500,000	553,940
Sales Tax RB Series 2011A	5.00%	03/01/20	500,000	581,570
South Orange Cnty Public Financing Auth
Facility Lease Refunding RB Series 2012	4.00%	06/01/16	1,400,000	1,450,988
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21 (f)	4,505,000	5,182,056
Water Refunding RB Series 2014G2	3.00%	07/01/37 (b)	1,500,000	1,559,790
Southern California Public Power Auth
RB (Windy Point/Windy Flats) Series 2010-1	5.00%	07/01/25 (b)	2,375,000	2,782,075
Tustin USD
GO Bonds Series B	6.00%	08/01/36 (b)	950,000	1,160,890
Univ of California
General RB Series 2009Q	5.25%	05/15/26 (b)	3,980,000	4,364,229
General RB Series 2011AB	3.00%	05/15/18	565,000	598,454
Limited RB Series 2012G	5.00%	05/15/42 (b)	4,000,000	4,435,520
Medical Center Pooled RB Series 2013J	3.00%	05/15/16	100,000	102,710
Medical Center Pooled RB Series 2013J	4.00%	05/15/17	150,000	160,061
Medical Center Pooled RB Series 2013J	5.00%	05/15/18	100,000	111,747
Medical Center Pooled RB Series 2013J	5.00%	05/15/19	100,000	114,607
Medical Center Pooled RB Series 2013J	4.00%	05/15/20	250,000	280,245
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19	915,000	1,018,468
COP (San Antonio Community Hospital) Series 2011	5.75%	01/01/21	1,890,000	2,199,393
COP (San Antonio Community Hospital) Series 2011	6.38%	01/01/32 (b)	1,875,000	2,171,662
8

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
West Kern Water District
Revenue COP Series 2011	4.00%	06/01/18	70,000	74,996
Revenue COP Series 2011	5.00%	06/01/20	275,000	314,405
Whittier
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/15	700,000	700,175
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/16	2,100,000	2,188,410
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/17	2,050,000	2,203,401
Woodland Finance Auth
Water RB Series 2011	3.85%	03/01/18	145,000	154,165
Water RB Series 2011	4.15%	03/01/19	130,000	141,391
Water RB Series 2011	4.65%	03/01/21	115,000	130,188
				398,872,218
GUAM 0.3%
Guam Power Auth
RB Series 2014A	5.00%	10/01/28 (b)	1,245,000	1,383,967
Total Fixed-Rate Obligations
(Cost $383,737,445)				400,256,185

Variable-Rate Obligations 8.2% of net assets
CALIFORNIA 8.2%
Bay Area Toll Auth
Toll Bridge RB Series 2006C1	1.00%	04/01/45 (b)	5,000,000	5,007,200
Toll Bridge RB Series 2007A1	0.80%	04/01/47 (b)	1,000,000	1,009,360
California
GO Bonds Series 2004B1	0.06%	05/01/34 (a)(b)	1,600,000	1,600,000
GO Bonds Series 2013C	0.65%	12/01/28 (b)	2,400,000	2,402,520
GO Refunding Bonds 2012B	1.00%	05/01/18 (b)	1,000,000	1,013,400
GO Refunding Bonds 2012B	1.25%	05/01/20 (b)	1,000,000	1,021,050
California Educational Facilities Auth
Refunding RB (Loyola Marymount Univ) Series 2010B	0.90%	10/01/15 (b)(f)	3,790,000	3,790,000
California Infrastructure & Economic Development Bank
Refunding RB (PG&E) Series 2009B	0.07%	11/01/26 (a)(b)	2,500,000	2,500,000
California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996C	0.08%	11/01/26 (a)(b)	7,000,000	7,000,000
California Statewide Communities Development Auth
RB (John Muir Health) Series 2008C	0.06%	08/15/27 (a)(b)	2,100,000	2,100,000
RB (Kaiser Permanente) Series 2012B	1.05%	04/01/52 (b)	2,620,000	2,628,515
San Francisco Airport Commission
Refunding RB Second Series 36B	0.08%	05/01/26 (a)(b)	1,130,000	1,130,000
Southern California Metropolitan Water District
Water RB Series 2000B4	0.08%	07/01/35 (b)	4,000,000	4,000,000
Total Variable-Rate Obligations
(Cost $35,121,689)				35,202,045

End of Investments.

At 05/31/15, the tax basis cost of the fund's investments was $418,859,134 and the unrealized appreciation and depreciation were $17,225,930 and ($626,834), respectively, with a net unrealized appreciation of $16,599,096.
(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Zero coupon bond.
(d)	Refunded bond.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.

    9

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
CCD –	Community college district
COP –	Certificate of participation
GO –	General obligation
HFA –	Housing finance agency/authority
M/F –	Multi-family
RB –	Revenue bond
SD –	School district
S/F –	Single-family
UHSD –	Union high school district
USD –	Unified school district

Under procedures approved by the fund's Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations,
10

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed-Rate Obligations[1]	$—	$400,256,185	$—	$400,256,185
Variable-Rate Obligations[1]	—	35,202,045	—	35,202,045
Total	$—	$435,458,230	$—	$435,458,230
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2015.
REG406024MAY15
    11

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 16, 2015

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	July 16, 2015